UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21349

       BlackRock Limited Duration Income Trust

(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Limited Duration Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Item 1. Reports to Shareholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Closed-End Funds

SEMI-ANNUAL REPORT | APRIL 30, 2007 (UNAUDITED)

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Preferred and Equity Advantage Trust (BTZ)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Privacy Principles

          BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

          BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

          We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LETTER TO SHAREHOLDERS

April 30, 2007

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the fixed income markets and adjusts the Trusts’ investments in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credit ratings and coupon levels to capitalize on changing market conditions.

          The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of April 30, 2007.

Trust	Yield[1]	Market Price	NAV

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)	5.94%	$15.15	$13.65

BlackRock Core Bond Trust (BHK)	6.21	12.95	13.84

BlackRock High Yield Trust (BHY)	7.36	8.32	8.28

BlackRock Income Opportunity Trust (BNA)	6.17	10.70	11.17

BlackRock Income Trust Inc. (BKT)	5.99	6.21	6.49

BlackRock Limited Duration Income Trust (BLW)	7.66	19.57	19.32

BlackRock Preferred and Equity Advantage Trust (BTZ)	8.00	23.43	23.79

BlackRock Strategic Bond Trust (BHD)	7.01	13.19	14.16

[1]	Yield is based on closing market price. These yields may increase/decrease due to an increase/decrease in the monthly distribution per share. Past performance does not guarantee future results.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of March 31, 2007, BlackRock managed $468 billion in fixed income securities, including 32 open-end and 90 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, LLC, and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, LLC	Ralph L. Schlosstein President BlackRock Advisors, LLC

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Trust Information

Symbol on American Stock Exchange:	BCT

Initial Offering Date:	June 17, 1993

Termination Date (on or about):	December 31, 2009

Closing Market Price as of 4/30/07:	$15.15

Net Asset Value as of 4/30/07:	$13.65

Yield on Closing Market Price as of 4/30/07 ($15.15):[1]	5.94%

Current Monthly Distribution per Share:[2]	$0.075

Current Annualized Distribution per Share:[2]	$0.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$15.15	$15.08	0.46%	$15.65	$14.86

NAV	$13.65	$13.79	(1.02)%	$13.81	$13.63

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	April 30, 2007	October 31, 2006

Agency Multiple Class Mortgage Pass-Through Securities	37%	28%

U.S. Government and Agency Securities	19	30

Taxable Municipal Bonds	16	11

Inverse Floating Rate Mortgage Securities	11	8

Corporate Bond	8	14

Interest Only Mortgage-Backed Securities	6	7

Mortgage Pass-Through Securities	3	2

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Core Bond Trust (BHK)

Trust Information

Symbol on New York Stock Exchange:	BHK

Initial Offering Date:	November 27, 2001

Closing Market Price as of 4/30/07:	$12.95

Net Asset Value as of 4/30/07:	$13.84

Yield on Closing Market Price as of 4/30/07 ($12.95):[1]	6.21%

Current Monthly Distribution per Share:[2]	$0.067

Current Annualized Distribution per Share:[2]	$0.804

Leverage as of 4/30/07:[3]	9%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$12.95	$12.86	0.70%	$13.25	$12.58

NAV	$13.84	$13.82	0.14%	$14.01	$13.59

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2007	October 31, 2006

Corporate Bonds	55%	58%

Mortgage Pass-Through Securities	11	10

U.S. Government and Agency Securities	8	5

Agency Multiple Class Mortgage Pass-Through Securities	7	8

Asset-Backed Securities	7	8

Commercial Mortgage-Backed Securities	6	6

Non-Agency Multiple Class Mortgage Pass-Through Securities	3	2

Foreign Government Bonds	2	1

Interest Only Mortgage-Backed Securities	1	1

Interest Only Asset-Backed Securities	—	1

Corporate Credit Quality Allocations4

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	6%	7%

AA/Aa	27	26

A	11	10

BBB/Baa	20	17

BB/Ba	8	12

B	22	23

CCC/Caa	6	5

[4]

Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Rating (“Fitch’s”) ratings. Corporate bonds represented approximately 58.2% and 58.3% of net assets on April 30, 2007 and October 31, 2006, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock High Yield Trust (BHY)

Trust Information

Symbol on New York Stock Exchange:	BHY

Initial Offering Date:	December 23, 1998

Closing Market Price as of 4/30/07:	$8.32

Net Asset Value as of 4/30/07:	$8.28

Yield on Closing Market Price as of 4/30/07 ($8.32):[1]	7.36%

Current Monthly Distribution per Share:[2]	$0.051

Current Annualized Distribution per Share:[2]	$0.612

Leverage as of 4/30/07:[3]	28%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$8.32	$7.77	7.08%	$8.60	$7.66

NAV	$8.28	$7.85	5.48%	$8.28	$7.85

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition4

Composition	April 30, 2007	October 31, 2006

Energy	15%	16%

Telecommunications	13	13

Media	13	11

Basic Materials	12	11

Financial Institutions	8	14

Consumer Products	7	6

Technology	6	5

Automotive	4	3

Entertainment & Leisure	4	4

Industrials	4	3

Health Care	3	3

Aerospace & Defense	2	3

Transportation	2	2

Containers & Packaging	2	3

Real Estate	2	—

Building & Development	2	3

Ecological Services & Equipment	1	—

Corporate Credit Quality Allocations5

Credit Rating	April 30, 2007	October 31, 2006

BBB/Baa	4%	3%

BB/Ba	20	26

B	58	55

CCC/Caa	15	12

C	—	2

Not Rated	3	2

[4]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

[5]	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 123.2% and 128.9% of net assets on April 30, 2007 and October 31, 2006, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Income Opportunity Trust (BNA)

Trust Information

Symbol on New York Stock Exchange:	BNA

Initial Offering Date:	December 20, 1991

Closing Market Price as of 4/30/07:	$10.70

Net Asset Value as of 4/30/07:	$11.17

Yield on Closing Market Price as of 4/30/07 ($10.70):[1]	6.17%

Current Monthly Distribution per Share:[2]	$0.055

Current Annualized Distribution per Share:[2]	$0.660

Leverage as of 4/30/07:[3]	14%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$10.70	$10.58	1.13%	$10.76	$10.27

NAV	$11.17	$11.17	—%	$11.33	$10.95

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2007	October 31, 2006

Corporate Bonds	47%	48%

Mortgage Pass-Through Securities	12	12

Asset-Backed Securities	11	13

U.S. Government and Agency Securities	10	7

Agency Multiple Class Mortgage Pass-Through Securities	8	7

Commercial Mortgage-Backed Securities	4	4

Non-Agency Multiple Class Mortgage Pass-Through Securities	4	6

Foreign Government Bonds	1	—

Federal Housing Administration Securities	1	1

Interest Only Mortgage-Backed Securities	1	1

Trust Preferred Stocks	1	—

Inverse Floating Rate Mortgage Securities	—	1

Corporate Credit Quality Allocations4

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	8%	9%

AA/Aa	18	17

A	11	10

BBB/Baa	21	19

BB/Ba	11	13

B	25	25

CCC/Caa	6	6

Not Rated	—	1

[4]	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 54.2% and 52.1% of net assets on April 30, 2007 and October 31, 2006, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Income Trust Inc. (BKT)

Trust Information

Symbol on New York Stock Exchange:	BKT

Initial Offering Date:	July 22, 1988

Closing Market Price as of 4/30/07:	$6.21

Net Asset Value as of 4/30/07:	$6.49

Yield on Closing Market Price as of 4/30/07 ($6.21):[1]	5.99%

Current Monthly Distribution per Share:[2]	$0.031

Current Annualized Distribution per Share:[2]	$0.372

Leverage as of 4/30/07:[3]	8%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$6.21	$6.07	2.31%	$6.33	$6.03

NAV	$6.49	$6.48	0.15%	$6.52	$6.41

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	April 30, 2007	October 31, 2006

Agency Multiple Class Mortgage Pass-Through Securities	27%	28%

Mortgage Pass-Through Securities	24	22

U.S. Government and Agency Securities	18	20

Interest Only Mortgage-Backed Securities	12	10

Non-Agency Multiple Class Mortgage Pass-Through Securities	8	9

Principal Only Mortgage-Backed Securities	5	5

Inverse Floating Rate Mortgage Securities	3	3

Federal Housing Administration Securities	2	2

Corporate Bonds	1	1

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Limited Duration Income Trust (BLW)

Trust Information

Symbol on New York Stock Exchange:	BLW

Initial Offering Date:	July 30, 2003

Closing Market Price as of 4/30/07:	$19.57

Net Asset Value as of 4/30/07:	$19.32

Yield on Closing Market Price as of 4/30/07 ($19.57):[1]	7.66%

Current Monthly Distribution per Share:[2]	$0.125

Current Annualized Distribution per Share:[2]	$1.500

Leverage as of 4/30/07:[3]	20%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$19.57	$18.85	3.82%	$19.89	$18.42

NAV	$19.32	$19.01	1.63%	$19.32	$18.93

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2007	October 31, 2006

Corporate Bonds	42%	43%

Bank Loans	39	36

Mortgage Pass-Through Securities	14	14

U.S. Government and Agency Securities	3	4

Foreign Government Bonds	2	2

Non-Agency Multiple Class Mortgage Pass-Through Securities	—	1

Corporate Credit Quality Allocations4

Credit Rating	April 30, 2007	October 31, 2006

AA/Aa	1%	2%

A	1	1

BBB/Baa	10	9

BB/Ba	24	24

B	49	51

CCC/Caa	13	11

Not Rated	2	2

[4]	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 59.0% and 64.3% of net assets on April 30, 2007 and October 31, 2006, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Preferred and Equity Advantage Trust (BTZ)

Trust Information

Symbol on New York Stock Exchange:	BTZ

Initial Offering Date:	December 27, 2006

Closing Market Price as of 4/30/07:	$23.43

Net Asset Value as of 4/30/07:	$23.79

Yield on Closing Market Price as of 4/30/07 ($23.43):[1]	8.00%

Current Monthly Distribution per Share:[2]	$0.15625

Current Annualized Distribution per Share:[2]	$1.87500

Leverage as of 4/30/07:[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/2007	High	Low

Market Price	$23.43	$25.25	$22.90

NAV	$23.79	$24.35	$23.44

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s preferred stock, trust preferred stock and corporate bond investments:

Portfolio Composition4

Composition	April 30, 2007

Financial Institutions	64%

Energy	8

Consumer Products	4

Technology	4

Real Estate	4

Health Care	4

Telecommunications	3

Industrials	3

Media	2

Automotive	1

Basic Materials	1

Building & Development	1

Entertainment & Leisure	1

Credit Quality Allocations5

Credit Rating	April 30, 2007

AA/Aa	18%

A	27

BBB/Baa	31

BB/Ba	2

B	20

CCC/Caa	1

Not Rated	1

[4]

For Trust compliance purposes, the Trust’s sector and industry classification refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classification for reporting ease.

[5]	Using the higher of S&P, Moody’s or Fitch ratings.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Strategic Bond Trust (BHD)

Trust Information

Symbol on New York Stock Exchange:	BHD

Initial Offering Date:	February 26, 2002

Closing Market Price as of 4/30/07:	$13.19

Net Asset Value as of 4/30/07:	$14.16

Yield on Closing Market Price as of 4/30/07 ($13.19):[1]	7.01%

Current Monthly Distribution per Share:[2]	$0.077

Current Annualized Distribution per Share:[2]	$0.924

Leverage as of 4/30/07:[3]	9%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$13.19	$12.85	2.65%	$13.29	$12.66

NAV	$14.16	$13.83	2.39%	$14.17	$13.83

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition4

Composition	April 30, 2007	October 31, 2006

Financial Institutions	16%	18%

Media	16	14

Telecommunications	13	12

Energy	13	13

Basic Materials	7	6

Aerospace & Defense	7	6

Technology	6	5

Consumer Products	5	7

Automotive	4	2

Health Care	4	4

Ecological Services & Equipment	2	2

Industrials	2	3

Transportation	2	1

Entertainment & Leisure	1	3

Containers & Packaging	1	1

Building & Development	1	2

Real Estate	—	1

Corporate Credit Quality Allocations5

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	3%	3%

AA/Aa	5	6

A	13	12

BBB/Baa	14	13

BB/Ba	14	16

B	39	40

CCC/Caa	10	9

Not Rated	2	1

[4]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

[5]	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 97.7% and 107.6% of net assets on April 30, 2007 and October 31, 2006, respectively.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (unaudited)
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—32.5%
		Mortgage Pass-Through Securities—0.9%
		Federal National Mortgage Assoc.,
$345		5.50%, 1/01/17-2/01/17	$346,937
15		6.50%, 7/01/29	15,174

		Total Mortgage Pass-Through Securities	362,111

		Agency Multiple Class Mortgage Pass-Through Securities—12.0%
		Federal Home Loan Mortgage Corp.,
1,945		Ser. 1510, Class G, 7.05%, 5/15/13	1,955,819
2,000		Ser. 1598, Class J, 6.50%, 10/15/08	1,994,320
81		Ser. 2564, Class NC, 5.00%, 2/15/33	77,065
792		Federal National Mortgage Assoc., Ser. 49, Class H, 7.00%, 4/25/13	812,832
26	[1]	Government National Mortgage Assoc., REMIC Trust 2000, Ser. 16, Class FD, 5.97%, 12/16/27	25,698

		Total Agency Multiple Class Mortgage Pass-Through Securities	4,865,734

		Inverse Floating Rate Mortgage Securities—3.6%
144	[1]	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 4.19%, 11/25/23	143,754
		Federal Home Loan Mortgage Corp.,
45	[1]	Ser. 1425, Class SB, 8.155%, 12/15/07	44,518
11	[1]	Ser. 1506, Class S, 9.727%, 5/15/08	11,209
59	[1]	Ser. 1515, Class S, 8.776%, 5/15/08	59,324
44	[1]	Ser. 1600, Class SC, 8.60%, 10/15/08	43,656
181	[1]	Ser. 1618, Class SA, 8.25%, 11/15/08	183,323
14	[1]	Ser. 1661, Class SB, 8.853%, 1/15/09	13,743
51	[1]	Ser. 1688, Class S, 9.549%, 12/15/13	51,769
123	[1]	Ser. 2412, Class SE, 5.016%, 2/15/09	121,941
310	[1]	Ser. 2517, Class SE, 2.95%, 10/15/09	298,543
		Federal National Mortgage Assoc.,
15	[1]	Ser. 13, Class SJ, 8.75%, 2/25/09	15,486
102	[1]	Ser. 179, Class SB, 7.437%, 10/25/07	102,314
21	[1]	Ser. 187, Class SB, 11.814%, 10/25/07	21,322
183	[1]	Ser. 192, Class SC, 6.844%, 10/25/08	183,906
61	[1]	Ser. 214, Class SH, 4.359%, 12/25/08	60,707
84	[1]	Ser. 214, Class SK, 10.00%, 12/25/08	85,909

		Total Inverse Floating Rate Mortgage Securities	1,441,424

		Interest Only Mortgage-Backed Securities—2.1%
		Federal Home Loan Mortgage Corp.,
1		Ser. 65, Class I, 918.03%, 8/15/20	1,199
—		Ser. 141, Class H, 1,060.00%, 5/15/21	248
1,787		Ser. 2523, Class EH, 5.50%, 4/15/20	109,362
378		Ser. 2633, Class PI, 4.50%, 3/15/12	5,384
4,909		Ser. 2739, Class PI, 5.00%, 3/15/22	195,428
587		Ser. 2775, Class UB, 5.00%, 12/15/17	5,669
1,893		Ser. 2976, Class KI, 5.50%, 11/15/34	228,906
		Federal National Mortgage Assoc.,
—		Ser. 8, Class HA, 1,199.999%, 1/25/08	1,434
1,218		Ser. 13, Class IG, 5.00%, 10/25/22	47,200
66	[1]	Ser. 20, Class SL, 10.143%, 9/25/08	3,732
3		Ser. 49, Class L, 444.917%, 4/25/13	21,828
7,391		Ser. 70, Class ID, 5.00%, 4/25/22	195,935
3	[1]	Ser. 174, Class S, 97.356%, 9/25/22	11,019
—		Ser. G-21, Class L, 949.50%, 7/25/21	8,549
13,546	[1]	Vendee Mortgage Trust, Ser. 1, 0.043%, 10/15/31	30,160

		Total Interest Only Mortgage-Backed Securities	866,053

Principal Amount (000)		Description	Value

		Principal Only Mortgage-Backed Security—0.0%
$17	[2]	Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 12.50%, 10/23/17	$16,202

		Asset-Backed Securities—0.0%
234	[1,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	23
568	[1,3,5]	Structured Mortgage Asset Residential Trust, Ser. 2, 8.24%, 12/15/07	57

		Total Asset-Backed Securities	80

		Corporate Bond—2.6%
1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,050,311

		U.S. Government and Agency Securities—6.1%
		U.S. Treasury Notes,
2,000		6.00%, 8/15/09	2,061,172
385		6.625%, 5/15/07	385,211

		Total U.S. Government and Agency Securities	2,446,383

		Taxable Municipal Bonds—5.2%
500		Fresno California Pension Oblig., 7.80%, 6/01/14	547,130
500		Kern County California Pension Oblig., 6.98%, 8/15/09	521,830
500		Los Angeles County California Pension Oblig., Ser. D, 6.97%, 6/30/08	510,735
500		Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	505,430

		Total Taxable Municipal Bonds	2,085,125

		Total Long-Term Investments (cost $13,313,002)	13,133,423

		SHORT-TERM INVESTMENT—66.7%
		U.S. Government and Agency Discount Notes—66.7%
26,900	[6]	Federal Home Loan Bank Disc. Notes, 5.061%, 5/01/07 (cost $26,900,000)	26,900,000

		Total Investments—99.2% (cost $40,213,0027)	$40,033,423
		Other assets in excess of liabilities—0.8%	316,243

		Net Assets—100%	$40,349,666

[1]	Variable rate security. Rate shown is interest rate as of April 30, 2007.
[2]	Rate shown is effective yield of the underlying collateral as of April 30, 2007.
[3]	Illiquid security. As of April 30, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $80, in these securities.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $23, in securities restricted as to resale.

[5]	Security is fair valued.
[6]	Rate shown is the yield to maturity as of the date of purchase.
[7]

Cost for federal income tax purposes is $40,213,002. The net unrealized depreciation on a tax basis is $179,579, consisting of $2,365,325 gross unrealized appreciation and $2,544,904 gross unrealized depreciation.

KEY TO ABBREVIATIONS
REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 (unaudited)
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—106.3%
		Mortgage Pass-Through Securities—11.2%
		Federal Home Loan Mortgage Corp.,
$79		5.00%, 8/01/33	$76,310
5,544		5.50%, 11/01/18-5/01/36	5,489,162
1,580	[1]	5.50%, 11/01/18	1,585,578
2,757		6.00%, 2/01/13-12/01/18	2,807,575
25		7.00%, 9/01/31	25,998
69	[2]	7.436%, 5/01/32	70,009
		Federal National Mortgage Assoc.,
46		4.50%, 2/01/20	44,209
10,575		5.00%, 11/01/17-5/01/21	10,442,466
3,910		5.50%, 1/01/18-4/01/36	3,877,511
2,825		5.97%, 8/01/16	2,977,098
5,670	[1]	6.00%, 2/01/36-11/01/36	5,715,486
4,786		6.00%, 8/01/29-10/01/36	4,823,571
329		7.00%, 1/01/31-7/01/32	344,660
1,200		Federal National Mortgage Assoc. TBA, 5.00%, 5/14/37	1,159,126
231		Government National Mortgage Assoc.,
		5.50%, 8/15/33	230,117
		Small Business Administration,
833		Ser. P10B, Class 1, 4.754%, 8/01/14	813,910
1,505		Ser. P10B, Class 1, 5.136%, 8/01/13	1,509,870

		Total Mortgage Pass-Through Securities	41,992,656

		Federal Housing Administration Security—0.3%
1,040		FHA Hebre Home Hospital, 6.25%, 9/01/28	1,082,458

		Agency Multiple Class Mortgage Pass-Through Securities—7.9%
		Federal Home Loan Mortgage Corp.,
2,258		Ser. 82, Class HJ, 5.50%, 9/25/32	2,267,746
1,200		Ser. 2562, Class PG, 5.00%, 1/15/18	1,185,404
2,170		Ser. 2775, Class OE, 4.50%, 4/15/19	2,064,232
3,041		Ser. 2806, Class VC, 6.00%, 12/15/19	3,125,052
1,374		Ser. 2825, Class VP, 5.50%, 6/15/15	1,388,885
1,300		Ser. 2883, Class DR, 5.00%, 11/15/19	1,266,923
3,196		Ser. 2922, Class GA, 5.50%, 5/15/34	3,221,500
1,713		Ser. 2927, Class BA, 5.50%, 10/15/33	1,727,801
1,641		Ser. 2933, Class HD, 5.50%, 2/15/35	1,657,248
1,600		Ser. 2968, Class EG, 6.00%, 10/15/34	1,640,371
		Federal National Mortgage Assoc.,
1,453		Ser. 3 Class AP, 5.50%, 2/25/35	1,465,862
2,962		Ser. 5, Class PK, 5.00%, 12/25/34	2,942,087
1,923		Ser. 27, Class PC, 5.50%, 5/25/34	1,934,803
1,883		Ser. 70, Class NA, 5.50%, 8/25/35	1,898,632
1,716	[2]	Ser. 118, Class FD, 5.72%, 12/25/33	1,728,631

		Total Agency Multiple Class Mortgage Pass-Through Securities	29,515,177

		Asset-Backed Securities—6.9%
2,800		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	2,791,693
2,825		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	2,816,390
		Countrywide Asset-Backed Certificates,
181	[2]	Ser. 15, Class 2AV1, 5.42%, 4/25/36	181,273
852	[2]	Ser. 16, Class 4AV1, 5.42%, 1/25/35	852,368

Principal Amount (000)		Description	Value

		Asset-Backed Securities—(cont’d)
$2,825		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	$2,819,264
2,850		Ford Credit Auto Owner Trust, Ser. A, Class A4, 5.08%, 12/15/10	2,850,324
2,300		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,268,627
2,495		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	2,473,645
2,825		MBNA Credit Card Master Note Trust, Ser. A1, Class A, 4.90%, 7/15/11	2,821,463
891	[2,3]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.43%, 9/25/36	890,858
634	[2]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.40%, 1/25/36	633,687
867	[2]	SLM Student Loan Trust, Ser. 5, Class A1, 5.355%, 1/25/18	867,287
932	[2]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.40%, 1/25/36	931,858
2,725		USAA Auto Owner Trust, Ser. 1 Class A4, 5.04%, 12/15/11	2,729,118

		Total Asset-Backed Securities	25,927,855

		Interest Only Asset-Backed Securities—0.2%
		Sterling Coofs Trust,
16,255		Ser. 1, 2.362%, 4/15/29	487,653
13,677		Ser. 2, 2.126%, 3/30/30	376,119

		Total Interest Only Asset-Backed Securities	863,772

		Interest Only Mortgage-Backed Securities—1.0%
		Federal Home Loan Mortgage Corp.,
2,358		Ser. 2579, Class HI, 5.00%, 8/15/17	289,344
6,219		Ser. 2611, Class QI, 5.50%, 9/15/32	1,090,195
		Federal National Mortgage Assoc.,
26,413	[2]	Ser. 90, Class JH, 1.38%, 11/25/34	1,295,928
4,240		Ser. 378, Class 5, 5.00%, 7/01/36	952,774

		Total Interest Only Mortgage-Backed Securities	3,628,241

		Commercial Mortgage-Backed Securities—6.8%
2,180	[2]	Banc of America Commerical Mortgage, Inc., Ser. 1, Class A4, 5.039%, 11/10/42	2,170,815
984		Commercial Mortgage Acceptance Corp., Ser. C2, Class A2, 6.03%, 9/15/30	985,698
2,720		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,676,114
2,170	[2]	Credit Suisse Mortgage Capital Certificates, Ser. C2, Class A3, 5.542%, 1/15/49	2,190,598
1,551		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%, 8/15/36	1,602,182
2,116		Goldman Sachs Mortgage Securities Corp. II, Ser. C1, Class A3, 6.135%, 10/18/30	2,126,466
1,541		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,568,008

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Commercial Mortgage-Backed Securities—(cont’d)
		JPMorgan Chase Commercial Mortgage Securities Corp.,
$2,140		Ser. C1, Class A3, 5.857%, 10/12/35	$2,190,955
2,180		Ser. CBX, Class A4, 4.529%, 1/12/37	2,126,379
1,673		JPMorgan Commercial Mortgage Finance Corp., Ser. C10, Class A2, 7.371%, 8/15/32	1,750,259
2,216		Morgan Stanley Capital Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	2,232,582
3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,660,970

		Total Commercial Mortgage-Backed Securities	25,281,026

		Corporate Bonds—58.2%
		Aerospace & Defense—1.1%
150	[4]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	157,687
1,305		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,402,875
		DRS Technologies, Inc.,
70		6.875%, 11/01/13	70,700
80		7.625%, 2/01/18	83,800
960		Northrop Grumman Corp., 7.875%, 3/01/26	1,178,892
15		Sequa Corp., 9.00%, 8/01/09	15,863
120	[4]	TransDigm, Inc., 7.75%, 7/15/14	124,500
1,125		United Technologies Corp., 4.875%, 5/01/15	1,093,454

		Total Aerospace & Defense	4,127,771

		Automotive—1.3%
265		Accuride Corp., 8.50%, 2/01/15	273,612
		AutoNation, Inc.,
150		7.00%, 4/15/14	150,750
150	[2]	7.356%, 4/15/13	151,313
30	[2,4]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	30,825
660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	756,624
600		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	603,000
485		Lear Corp., Ser. B, 8.75%, 12/01/16	472,269
250		Metaldyne Corp., 10.00%, 11/01/13	257,500
2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,189,250

		Total Automotive	4,885,143

		Basic Materials—4.6%
625		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	540,625
995		AK Steel Corp., 7.75%, 6/15/12	1,027,337
250	[4]	American Pacific Corp., 9.00%, 2/01/15	251,250
80	[2]	Bowater, Inc., 8.355%, 3/15/10	80,400
30		Chemtura Corp., 6.875%, 6/01/16	29,550
200		CPG Intl. I, Inc., 10.50%, 7/01/13	210,000
60		Domtar, Inc., 7.125%, 8/15/15 (Canada)	61,125
150		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	150,000
		Freeport-McMoRan Copper & Gold, Inc.,
920		8.375%, 4/01/17	1,006,250
330	[2]	8.564%, 4/01/15	347,738

Principal Amount (000)		Description	Value

		Basic Materials—(cont’d)
$66		Huntsman LLC, 12.00%, 7/15/12	$73,590
		Ineos Group Holdings Plc (United Kingdom)
1,330	[4]	8.50%, 2/15/16	1,286,775
285		(EUR), 7.875%, 2/07/16	367,534
885		Innophos, Inc., 8.875%, 8/15/14	927,037
130		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	144,774
515	[4]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	520,150
		Lyondell Chemical Co.,
240		8.00%, 9/15/14	251,400
385		8.25%, 9/15/16	411,950
1,705		NewPage Corp., 10.00%, 5/01/12	1,884,025
		Noranda, Inc. (Canada)
825		6.00%, 10/15/15	853,678
1,250		6.20%, 6/15/35	1,257,539
610	[2]	Nova Chemicals Corp., 8.502%, 11/15/13 (Canada)	620,675
545	[4]	Pregis Corp., 12.375%, 10/15/13	599,500
1,430		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,394,416
430	[4]	Terra Capital, Inc., 7.00%, 2/01/17	421,400
2,150		Vale Overseas Ltd., 6.875%, 11/21/36 (Cayman Islands)	2,273,625
30[4]		Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	32,100

		Total Basic Materials	17,024,443

		Building & Development—0.2%
440		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	443,300
190		Nortek, Inc., 8.50%, 9/01/14	188,100
85		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	87,550

		Total Building & Development	718,950

		Commercial Services—0.1%
100		FTI Consulting, Inc., 7.75%, 10/01/16	104,375
200	[4]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	211,000

		Total Commercial Services	315,375

		Consumer Products—2.1%
650	[2]	Ames True Temper, Inc., 9.356%, 1/15/12	663,000
530		Federated Department Stores, Inc., 6.79%, 7/15/27	524,762
1,125		Federated Retail Holdings, Inc., 5.90%, 12/01/16	1,126,713
		General Nutrition Centers, Inc.,
500	[4]	9.796%, 3/15/14	489,375
400	[4]	10.75%, 3/15/15	399,000
320		Lazy Days RV Center, Inc., 11.75%, 5/15/12	331,200
30		May Deptartment Stores Co., 6.65%, 7/15/24	29,784
		Michaels Stores, Inc.,
470	[4]	10.00%, 11/01/14	515,825
600	[4]	11.375%, 11/01/16	661,500
50	[2,4]	Nutro Products, Inc., 9.37%, 10/15/13	51,125
1,000		Pantry, Inc. (The), 7.75%, 2/15/14	1,007,500
200		Quiksilver, Inc., 6.875%, 4/15/15	195,000
250		Reynolds American, Inc., 7.625%, 6/01/16	273,523
710		Rite Aid Corp., 7.50%, 3/01/17	708,225
390	[4]	Sally Holdings LLC, 10.50%, 11/15/16	405,600

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Consumer Products—(cont’d)
$120		Spectrum Brands, Inc., 7.375%, 2/01/15	$95,100
555		United Rentals NA, Inc., 7.00%, 2/15/14	566,100

		Total Consumer Products	8,043,332

		Containers & Packaging—0.7%
		Berry Plastics Holding Corp.,
270		8.875%, 9/15/14	278,100
180	[2]	9.23%, 9/15/14	184,050
150		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	158,625
75		Graham Packaging Co., Inc., 8.50%, 10/15/12	76,500
300	[2,4]	Impress Holdings BV, 8.481%, 9/15/13 (Netherlands)	307,117
1,500		Owens Brockway, 8.25%, 5/15/13	1,582,500

		Total Containers & Packaging	2,586,892

		Ecological Services & Equipment—0.2%
590		Waste Services, Inc., 9.50%, 4/15/14	622,450

		Energy—6.0%
425		Amerada Hess Corp., 7.125%, 3/15/33	466,528
2,350		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,355,936
140		Berry Petroleum Co., 8.25%, 11/01/16	140,525
320		Chaparral Energy, Inc., 8.50%, 12/01/15	324,800
		Chesapeake Energy Corp.,
150		6.375%, 6/15/15	150,188
20		6.875%, 11/15/20	20,150
500		Cleveland Electric Illuminating Co., 5.95%, 12/15/36	482,185
		Compagnie Generale de Geophysique-Veritas (France)
55		7.50%, 5/15/15	57,750
90		7.75%, 5/15/17	95,400
235		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	233,237
360		ConocoPhillips Funding Co., 5.95%, 10/15/36 (Canada)	367,624
725		DTE Energy Co., 6.35%, 6/01/16	757,474
115		Edison Mission Energy, 7.50%, 6/15/13	119,600
100		El Paso Corp., 7.80%, 8/01/31	111,500
		El Paso Natural Gas Co.,
265		8.625%, 1/15/22	325,373
225		8.875%, 6/15/32	281,000
126		Elwood Energy LLC, 8.159%, 7/05/26	133,242
1,000		EnCana Corp., 6.50%, 8/15/34 (Canada)	1,048,070
		Encore Acquisition Co.,
40		6.00%, 7/15/15	36,600
60		7.25%, 12/01/17	58,050
1,500		Energy East Corp., 6.75%, 7/15/36	1,596,973
130		Exco Resources, Inc., 7.25%, 1/15/11	130,325
950		Florida Power & Light Co., 4.95%, 6/01/35	845,414
80		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	79,400
175	[4]	Halliburton Co., 7.60%, 8/15/96	202,018
210		KCS Energy, Inc., 7.125%, 4/01/12	207,900
700		Midamerican Energy Co., 5.80%, 10/15/36	693,727
75		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	82,833
155		Mirant Americas Generation LLC, 8.30%, 5/01/11	163,913

Principal Amount (000)		Description	Value

		Energy—(cont’d)
$590		Mission Energy Holdings Co., 13.50%, 7/15/08	$644,575
1,050	[4]	Nakilat, Inc., 6.067%, 12/31/33 (Qatar)	1,034,878
		NRG Energy, Inc.,
50		7.25%, 2/01/14	51,750
285		7.375%, 2/01/16	296,044
1,000		Ohio Edison Co., 6.875%, 7/15/36	1,095,628
425		ONEOK Partners LP, 6.65%, 10/01/36	442,201
450	[4]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	475,875
130		Orion Power Holdings, Inc., 12.00%, 5/01/10	150,150
1,650		Pemex Project Funding Master Trust, 9.625%, 12/02/08	1,749,000
		Reliant Energy, Inc.,
210		6.75%, 12/15/14	219,975
50		9.25%, 7/15/10	52,438
330	[4]	Sabine Pass LNG LP, 7.50%, 11/30/16	339,075
700		Scottish Power Plc, 5.375%, 3/15/15 (United Kingdom)	698,841
315	[4]	SemGroup LP, 8.75%, 11/15/15	325,237
460	[2,4]	Stone Energy Corp., 8.106%, 7/15/10	460,000
295		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	297,624
320	[4]	Targa Resources, Inc., 8.50%, 11/01/13	329,600
1,050		Texaco Capital, Inc., 8.875%, 9/01/21	1,393,841
550		Trans-Canada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	539,883
375		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	367,600

		Total Energy	22,531,950

		Entertainment & Leisure—0.8%
185		AMC Entertainment, Inc., 11.00%, 2/01/16	212,288
80		Cinemark, Inc., Zero Coupon, 3/15/14	73,600
1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,050,000
150		Gaylord Entertainment Co., 6.75%, 11/15/14	148,875
335	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	359,287
500		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	415,000
110		Poster Financial Group, Inc., 8.75%, 12/01/11	114,400
260		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	264,550
215	[4]	TDS Investor, 9.875%, 9/01/14	230,050
40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	40,100

		Total Entertainment & Leisure	2,908,150

		Financial Institutions—20.5%
		American Real Estate Partners LP/American Real Estate Finance Corp.,
320		7.125%, 2/15/13	314,800
3,165		8.125%, 6/01/11	3,228,300
325		Bank One Corp., 3.70%, 1/15/08	321,553
1,400		BankBoston NA, 6.375%, 3/25/08-4/15/08	1,412,490
4,970	[2]	Barclays Bank Plc NY, 5.35%, 3/13/09	4,973,534
350	[4]	Belvoir Land LLC, Ser. A1, 5.27%, 12/15/47	326,182
		Berkshire Hathaway Finance Corp.,
1,200		3.40%, 7/02/07	1,196,389
1,075		4.75%, 5/15/12	1,061,293
170	[2,4]	BMS Holdings, Inc., 12.40%, 2/15/12	170,425
110		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	111,100

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Financial Institutions—(cont’d)
$600		CitiFinancial, 6.25%, 1/01/08	$602,827
		Citigroup, Inc.,
3,950	[5]	3.625%, 2/09/09	3,857,977
5,470	[5]	4.125%, 2/22/10	5,349,879
1,020		4.25%, 7/29/09	1,004,338
525		6.875%, 2/15/98	571,773
1,075	[4]	Depfa ACS Bank, 5.125%, 3/16/37 (Ireland)	1,029,181
1,700		Eksportfinans A/S, 5.50%, 5/25/16 (Norway)	1,758,764
200	[2]	Ford Motor Credit Co., 8.105%, 1/13/12	197,263
525	[4]	Fort Irwin Land LLC, Ser. A-1, 5.03%, 12/15/25	495,316
1,415		Goldman Sachs Group, Inc. (The), 5.35%, 1/15/16	1,396,660
		HBOS Treasury Services Plc (United Kingdom)
855	[4]	3.60%, 8/15/07	851,217
825	[4]	3.75%, 9/30/08	808,325
775		HSBC Bank NA, 5.875%, 11/01/34	772,377
		HSBC Finance Corp.,
1,820		4.75%, 5/15/09	1,806,978
635		6.375%, 8/01/10	657,939
300		HSBC Holdings Plc, 6.50%, 5/02/36 (United Kingdom)	321,408
751	[4]	iPayment Investors LP, 11.625%, 7/15/14	780,980
240		iPayment, Inc., 9.75%, 5/15/14	249,900
1,500	[4]	Irwin Land LLC, 5.40%, 12/15/47	1,414,425
255		K&F Acquisition, Inc., 7.75%, 11/15/14	272,850
1,525		MetLife, Inc., 5.70%, 6/15/35	1,478,166
1,150	[4]	Metropolitan Global Funding I, 4.25%, 7/30/09	1,132,443
		Momentive Performance Materials, Inc.,
40	[4]	9.75%, 12/01/14	42,300
770	[4]	10.125%, 12/01/14	816,200
355	[4]	11.50%, 12/01/16	379,850
		Morgan Stanley,
3,300	[2]	5.60%, 1/09/12	3,299,822
1,900		6.25%, 8/09/26	1,964,383
2,125	[4]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,115,457
850	[4]	New York Life Global Funding, 3.875%, 1/15/09	832,445
350		Ohana Military Communities LLC, Ser. 04I, 6.193%, 4/01/49	370,069
500		Prudential Financial, Inc., 5.90%, 3/17/36	499,270
1,000	[4]	Prudential Funding LLC, 6.60%, 5/15/08	1,008,150
5,550	[2,4]	Rabobank Nederland Global, 5.35%, 4/06/09 (Netherlands)	5,552,181
		Rainbow National Services LLC,
200	[4]	8.75%, 9/01/12	213,500
1,455	[4]	10.375%, 9/01/14	1,638,694
485		Standard Aero Holdings, Inc., 8.25%, 9/01/14	525,012
2,533	[6]	Structured Asset Receivable Trust, 5.114%, 1/21/10	2,530,944
		SunTrust Bank,
1,635		3.625%, 10/15/07	1,621,752
995		4.00%, 10/15/08	977,398
1,265		4.415%, 6/15/09	1,250,824
235	[4]	TIAA Global Markets, Inc., 3.875%, 1/22/08	232,177

Principal Amount (000)		Description	Value

		Financial Institutions—(cont’d)
$375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	$373,341
50	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	51,312
2,790		US Bank NA, 6.50%, 2/01/08	2,804,536
495	[4]	USAA Capital Corp., 4.00%, 12/10/07	490,610
		Wells Fargo & Co.,
1,031		3.12%, 8/15/08	1,001,356
355		4.20%, 1/15/10	348,340
1,665		4.625%, 8/09/10	1,647,313
435		4.875%, 1/12/11	432,985
1,150		Wells Fargo Bank NA, 5.95%, 8/26/36	1,169,734
630	[4]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	639,450
1,775	[4]	Xstrata Finance Ltd., 5.80%, 11/15/16 (Canada)	1,797,220

		Total Financial Institutions	76,553,677

		Health Care—2.2%
1,030		Bristol-Myers Squibb Co., 5.875%, 11/15/36	1,019,442
2,275		Eli Lilly & Co., 5.55%, 3/15/37	2,207,430
		HealthSouth Corp.,
120	[4]	10.75%, 6/15/16	130,800
260	[2,4]	11.354%, 6/15/14	282,750
52,000		Pfizer, Inc. (JPY), 0.80%, 3/18/08	434,907
410		Tenet Healthcare Corp., 6.875%, 11/15/31	328,000
995		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	969,507
870		UnitedHealth Group, Inc., 5.80%, 3/15/36	839,261
410		Universal Hospital Services, Inc., 10.125%, 11/01/11	439,252
		WellPoint, Inc.,
955		5.85%, 1/15/36	922,736
85		5.95%, 12/15/34	84,310
675		Wyeth, 6.00%, 2/15/36	680,481

		Total Health Care	8,338,876

		Industrials—1.2%
1,575		3M Co., Ser. MTN, 5.70%, 3/15/37	1,570,462
360	[4]	AGY Holding Corp., 11.00%, 11/15/14	378,450
140		Hexcel Corp., 6.75%, 2/01/15	140,350
120		Park-Ohio Industries, Inc., 8.375%, 11/15/14	118,800
		RBS Global, Inc./Rexnord Corp.,
480		9.50%, 8/01/14	513,600
505		11.75%, 8/01/16	560,550
950	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,016,500
200		Trimas Corp., 9.875%, 6/15/12	207,500

		Total Industrials	4,506,212

		Media—6.3%
		Affinion Group, Inc.,
515		10.125%, 10/15/13	561,350
180		11.50%, 10/15/15	198,000
100		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	94,250
		AOL Time Warner, Inc.,
90		6.625%, 5/15/29	91,687
3,040		7.57%, 2/01/24	3,387,071
205	[5]	7.625%, 4/15/31	231,879
85		7.70%, 5/01/32	97,127

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Media—(cont’d)
$55	[4]	BSKYB Finance Plc, 6.50%, 10/15/35 (United Kingdom)	$55,111
180	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	190,800
110		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	114,125
200		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	212,500
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
1,210		10.25%, 9/15/10	1,288,650
130		Ser. B, 10.25%, 9/15/10	138,125
645	[4]	CMP Susquehanna Corp., 9.875%, 5/15/14	657,900
		Comcast Corp.,
790		6.45%, 3/15/37	798,955
2,375		6.50%, 1/15/17-11/15/35	2,494,489
75		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	81,656
125		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	131,875
		EchoStar DBS Corp.,
175		5.75%, 10/01/08	175,219
290		7.00%, 10/01/13	301,237
75		7.125%, 2/01/16	78,094
620	[4]	Idearc, Inc., 8.00%, 11/15/16	647,125
100	[4]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	105,750
450		LIN Television Corp., 6.50%, 5/15/13	443,250
180		MediaNews Group, Inc., 6.875%, 10/01/13	163,800
485		Network Communications, Inc., 10.75%, 12/01/13	497,125
		News America Holdings, Inc.,
985		7.625%, 11/30/28	1,111,140
825		7.70%, 10/30/25	942,745
625		8.45%, 8/01/34	786,476
560		Nexstar Finance, Inc., 7.00%, 1/15/14	544,600
		Nielsen Finance LLC/Nielsen Finance Co.,
300	[4]	Zero Coupon, 8/01/16	216,750
965	[4]	10.00%, 8/01/14	1,054,262
600	[2,4]	Paxson Communications Corp., 8.606%, 1/15/12	612,000
400		Primedia, Inc., 8.00%, 5/15/13	416,000
865		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	938,525
70		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	70,000
		TCI Communications, Inc.,
200		7.125%, 2/15/28	215,068
620		7.875%, 8/01/13-2/15/26	716,455
70		Time Warner Cos., Inc., 6.95%, 1/15/28	73,679
500	[4]	Umbrella Acquisition, Inc., 9.75%, 3/15/15	503,750
		Vertis, Inc.,
645		9.75%, 4/01/09	659,512
225		Ser. B, 10.875%, 6/15/09	223,031
1,230		Young Broadcasting, Inc., 10.00%, 3/01/11	1,251,525

		Total Media	23,572,668

Principal Amount (000)		Description	Value

		Real Estate—1.0%
		AvalonBay Communities, Inc.,
$350		6.625%, 9/15/11	$369,570
775		8.25%, 7/15/08	798,961
		Rouse Co.,
895		3.625%, 3/15/09	862,139
1,650		5.375%, 11/26/13	1,555,368

		Total Real Estate	3,586,038

		Technology—1.6%
		Amkor Technology, Inc.,
80		7.75%, 5/15/13	79,200
145		9.25%, 6/01/16	153,700
250		Celestica, Inc., 7.625%, 7/01/13 (Canada)	238,125
		Freescale Semiconductor, Inc.,
1,175	[4]	9.125%, 12/15/14	1,169,125
140	[2,4]	9.23%, 12/15/14	140,000
740	[4]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	777,000
		Sanmina-SCI Corp.,
65		6.75%, 3/01/13	61,750
565		8.125%, 3/01/16	552,994
450		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	451,125
		SunGard Data Systems, Inc.,
105		9.125%, 8/15/13	112,613
610		10.25%, 8/15/15	671,000
945		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	982,800
189	[4]	UGS Capital Corp. II, 10.38%, 6/01/11	194,754
410		UGS Corp., 10.00%, 6/01/12	446,900

		Total Technology	6,031,086

		Telecommunications—7.9%
1,700		BellSouth Telecommunications, Zero Coupon, 12/15/95	896,113
210		Cincinnati Bell, Inc., 7.25%, 7/15/13	218,400
415	[4]	Cricket Communications, Inc., 9.375%, 11/01/14	443,531
		Deutsche Telekom Intl. Finance BV (Netherlands)
3,000		5.75%, 3/23/16	3,012,213
25		8.75%, 6/15/30	31,378
		Digicel Group Ltd. (Bermuda)
240	[1,4]	8.875%, 1/15/15	235,500
540	[4]	9.125%, 1/15/15	523,800
190	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	194,275
475		Intelsat Corp., 9.00%, 6/15/16	520,719
		Intelsat Ltd. (Bermuda)
95	[2]	8.872%, 1/15/15	97,193
500		9.25%, 6/15/16	550,000
200		11.25%, 6/15/16	228,250
870	[2]	11.354%, 6/15/13	930,900
295		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	315,281
770	[4]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	827,750
		Nortel Networks Ltd. (Canada)
530	[2,4]	9.606%, 7/15/11	567,100
185	[4]	10.125%, 7/15/13	203,963

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Telecommunications—(cont’d)
$155		PanAmSat Corp., 9.00%, 8/15/14	$167,400
		Qwest Corp.,
200		7.875%, 9/01/11	213,000
470	[2]	8.605%, 6/15/13	514,063
780		SBC Communications, Inc., 6.45%, 6/15/34	809,145
1,715		Sprint Capital Corp., 6.875%, 11/15/28	1,701,815
675		Sprint Nextel Corp., 6.00%, 12/01/16	663,491
		Telecom Italia Capital S.A. (Luxembourg)
1,075		4.95%, 9/30/14	1,024,276
1,550		6.00%, 9/30/34	1,444,958
1,975		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	2,119,033
725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	780,988
70		Verizon Global Funding Corp., 7.75%, 12/01/30	81,950
125		Verizon Maryland, Inc., 5.125%, 6/15/33	105,116
		Verizon New Jersey, Inc.,
230		7.85%, 11/15/29	263,942
335		Ser. A, 5.875%, 1/17/12	341,977
3,150		Verizon Virginia, Inc., 4.625%, 3/15/13	2,999,531
		Vodafone Group Plc (United Kingdom)
1,465	[2]	5.44%, 12/28/07	1,465,674
2,504		7.75%, 2/15/10	2,668,923
1,100	[4]	West Corp., 11.00%, 10/15/16	1,201,750
350	[4]	Wind Acquisition Finance S.A.,
		10.75%, 12/01/15 (Luxembourg)	404,250
		Windstream Corp.,
500		8.125%, 8/01/13	542,500
280		8.625%, 8/01/16	307,300

		Total Telecommunications	29,617,448

		Transportation—0.4%
115		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	116,725
350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	363,841
405		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	395,888
47		Horizon Lines LLC, 9.00%, 11/01/12	49,468
500	[4]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	526,250

		Total Transportation	1,452,172

		Total Corporate Bonds	217,422,633

		U.S. Government and Agency Securities—8.9%
1,670		Aid to Israel, 5.50%, 4/26/24-9/18/33	1,733,937
1,050	[1]	Resolution Funding Corp., Zero Coupon, 7/15/18-10/15/18	603,037
1,655		Tennessee Valley Authority, Ser. C, 5.88%, 4/01/36	1,813,270
9,285	[1]	U.S. Treasury Bonds, 4.75%, 2/15/37	9,184,898
5,126	[1]	U.S. Treasury Inflation Protected Bond, 2.00%, 1/15/26	4,866,805
		U.S. Treasury Notes,
3,125	[1]	4.50%, 3/31/12	3,122,438
11,965	[1]	4.625%, 2/15/17	11,959,388

		Total U.S. Government and Agency Securities	33,283,773

Principal Amount (000)		Description	Value

		Foreign Government Bonds—1.9%
$133,000		Kreditanstalt Fuer Wiederaufbau (JPY), 0.325%, 8/08/11	$1,112,854
110,900		Republic of Finland (JPY), 0.30%, 10/18/07	925,412
		United Mexican States,
2,000		5.625%, 1/15/17	2,031,000
2,647		6.75%, 9/27/34	2,951,405

		Total Foreign Government Bonds	7,020,671

		Non-Agency Multiple Class Mortgage Pass-Through Securities—2.7%
		First Union National Bank Commercial Mortgage,
3,121		Ser. C3, Class A3, 6.423%, 8/15/33	3,239,991
2,265		Ser. C4, Class A2, 6.223%, 12/12/33	2,349,343
2,350		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,315,684
2,440		Structured Asset Securities Corp., Ser. AL1, Class A2, 3.45%, 2/25/32	2,167,306

		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	10,072,324

		Trust Preferred Stocks—0.3%
545		BAC Capital Trust XI, 6.625%, 5/23/36	584,161
790		Peco Energy Capital Trust IV, 5.75%, 6/15/33	699,366

		Total Trust Preferred Stocks	1,283,527

Shares

		Common Stocks—0.0%
1,895	[7]	Critical Care Systems Intl., Inc.	11,844

		Preferred Stock—0.0%
45,000		Superior Essex Holding Corp., Ser. A, 9.50%,	45,000

		Total Long-Term Investments (cost $399,120,729)	397,430,957

Contracts/ Notional Amount (000)

		OUTSTANDING OPTIONS PURCHASED—0.3%
		Interest Rate Swaps,
6,600		Trust pays 3-month LIBOR, Trust receives 5.39%, expires 3/19/12	229,878
4,900		Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	247,274
6,600		Trust pays 5.39%, Trust receives 3-month LIBOR, expires 3/19/12	283,800
7,300		Trust pays 5.40%, Trust receives 3-month LIBOR, expires 7/27/07	23,130
4,900		Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	286,068
55		U.S. Treasury Notes Future, expiring 6/16/07	859

		Total Outstanding Options Purchased (cost $1,193,525)	1,071,009

		Total investments before outstanding options written (cost $400,314,2548)	398,501,966

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Notional Amount (000)	Description	Value

	OUTSTANDING OPTIONS WRITTEN—(0.4)%
	Interest Rate Swaps,
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	$(97,299)
(6,600)	Trust pays 3-month LIBOR, Trust receives 5.148%, expires 3/19/08	(146,322)
(4,500)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(117,354)
(11,500)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(256,622)
(6,600)	Trust pays 5.115%, Trust receives 3-month LIBOR, expires 3/19/08	(106,392)
(5,300)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(97,299)
(4,500)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(164,215)
(11,500)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(504,816)

	Total Outstanding Options Written (premium received $2,261,545)	(1,490,319)

	Total investments net of outstanding options written—106.2%	$397,011,647
	Liabilities in excess of other assets—(6.2)%	(23,191,094)

	Net Assets—100%	$373,820,553

[1]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[2]	Variable rate security. Rate shown is interest rate as of April 30, 2007.
[3]	Represents an investment in an affiliate.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 12.3% of its net assets, with a current market value of $45,863,398, in securities restricted as to resale.

[5]

Security, or a portion thereof, pledged as collateral with a value of $4,629,048 on 32 long FGBS Euro Shatz futures contracts expiring June 2007, 1,753 long U.S. Treasury Bond futures contracts expiring June 2007, 727 short Eurodollar futures contracts expiring June to December 2007 and 888 short U.S. Treasury Note futures contracts expiring June 2007. The notional value of such contracts on April 30, 2007 was $66,371,197, with an unrealized loss of $1,070,573.

[6]	Illiquid security. As of April 30, 2007, the Trust held 0.7% of its net assets, with a current market value of $2,530,944, in these securities.
[7]	Non-income producing security.
[8]

Cost for federal income tax purposes is $401,491,028. The net unrealized depreciation on a tax basis is $2,989,062, consisting of $5,355,739 gross unrealized appreciation and $8,344,801 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS

EUR	—	Euro
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
TBA	—	To Be Announced

See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (unaudited)
BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—129.6%
		Corporate Bonds—123.2%
		Aerospace & Defense—3.0%
		AAR Corp.,
$330		6.875%, 12/15/07	$330,000
350		Ser. A2, 8.39%, 5/15/11	353,500
100	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	105,125
450		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	483,750
		DRS Technologies, Inc.,
40		6.875%, 11/01/13	40,400
100		7.625%, 2/01/18	104,750
20		L-3 Communications Corp., 5.875%, 1/15/15	19,475
40		Sequa Corp., 9.00%, 8/01/09	42,300
100	[1]	TransDigm, Inc., 7.75%, 7/15/14	103,750

		Total Aerospace & Defense	1,583,050

		Automotive—5.3%
85		Accuride Corp., 8.50%, 2/01/15	87,762
60	[1]	Asbury Automotive Group, Inc., 7.625%, 3/15/17	60,300
		AutoNation, Inc.,
90		7.00%, 4/15/14	90,450
80	[2]	7.356%, 4/15/13	80,700
20	[1,2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	20,550
520		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	522,600
		Ford Motor Co.,
55		7.45%, 7/16/31	43,725
125		8.90%, 1/15/32	107,500
		Goodyear Tire & Rubber Co.,
10		7.857%, 8/15/11	10,500
225	[1]	8.625%, 12/01/11	243,000
150		Keystone Automotive Operations, Inc., 9.75%, 11/01/13	142,500
345		Lear Corp., Ser. B, 8.75%, 12/01/16	335,944
255		Metaldyne Corp., 10.00%, 11/01/13	262,650
250		Rent-A-Center, Inc., 7.50%, 5/01/10	252,500
350		Stanadyne Corp., 10.00%, 8/15/14	374,500
180	[1]	United Auto Group, Inc., 7.75%, 12/15/16	182,700

		Total Automotive	2,817,881

		Basic Materials—15.2%
		Abitibi-Consolidated, Inc. (Canada)
215		6.00%, 6/20/13	185,975
35		8.85%, 8/01/30	30,975
185		AK Steel Corp., 7.75%, 6/15/12	191,013
205		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	221,400
140	[1]	American Pacific Corp., 9.00%, 2/01/15	140,700
190		Bowater Finance Corp., 7.95%, 11/15/11 (Canada)	186,200
130	[2]	Bowater, Inc., 8.355%, 3/15/10	130,650
175		Cascades, Inc., 7.25%, 2/15/13 (Canada)	177,625
170		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	161,925
50		Chemtura Corp., 6.875%, 6/01/16	49,250

Principal Amount (000)		Description	Value

		Basic Materials—(cont’d)
$150		CPG Intl. I, Inc., 10.50%, 7/01/13	$157,500
40		Domtar, Inc., 7.125%, 8/15/15 (Canada)	40,750
90		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	90,000
		Equistar Chemicals LP/Equistar Funding Corp.,
50		8.75%, 2/15/09	52,188
115		10.125%, 9/01/08	121,325
100		10.625%, 5/01/11	105,500
		FMG Finance Ltd. (Australia)
85	[1]	10.00%, 9/01/13	93,075
120	[1]	10.625%, 9/01/16	140,400
		Freeport-McMoRan Copper & Gold, Inc.,
550		8.375%, 4/01/17	601,562
180	[2]	8.564%, 4/01/15	189,675
50		Hercules, Inc., 6.60%, 8/01/27	50,000
		Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
75	[1]	9.75%, 11/15/14	81,000
100	[1,2]	9.86%, 11/15/14	103,500
		Huntsman LLC,
365		11.625%, 10/15/10	393,287
95		12.00%, 7/15/12	105,925
205	[1]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	198,338
100	[1]	Innophos Holdings, Inc., 9.50%, 4/15/12	101,500
545		Innophos, Inc., 8.875%, 8/15/14	570,887
366		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	407,595
70	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	70,700
		Lyondell Chemical Co.,
130		8.00%, 9/15/14	136,175
225		8.25%, 9/15/16	240,750
260		10.50%, 6/01/13	285,025
265	[1]	MacDermid, Inc., 9.50%, 4/15/17	275,600
340		Nalco Co., 8.875%, 11/15/13	363,800
		NewPage Corp.,
450		10.00%, 5/01/12	497,250
210		12.00%, 5/01/13	233,363
310	[2]	Nova Chemicals Corp., 8.502%, 11/15/13 (Canada)	315,425
310	[1]	Pregis Corp., 12.375%, 10/15/13	341,000
125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	120,000
85	[1]	Terra Capital, Inc., 7.00%, 2/01/17	83,300
10	[1]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	10,700

		Total Basic Materials	8,052,808

		Building & Development—1.9%
40	[2]	Ainsworth Lumber Co. Ltd., 9.10%, 10/01/10 (Canada)	30,850
		Goodman Global Holding Co., Inc.,
160		7.875%, 12/15/12	161,200
32	[2]	8.36%, 6/15/12	32,480
250		K Hovnanian Enterprises, Inc., 6.25%, 1/15/15	226,875

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Building & Development—(cont’d)
$85	[1]	Masonite Corp., 11.00%, 4/06/15	$78,200
135		Nortek, Inc., 8.50%, 9/01/14	133,650
335		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	345,050

		Total Building & Development	1,008,305

		Commercial Services—0.5%
100		FTI Consulting, Inc., 7.75%, 10/01/16	104,375
145	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	152,975

		Total Commercial Services	257,350

		Consumer Products—9.0%
265	[2]	Ames True Temper, Inc., 9.356%, 1/15/12	270,300
50	[1]	Beverages & More, Inc., 9.25%, 3/01/12	50,625
180		Buffets, Inc., 12.50%, 11/01/14	189,000
165		Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	175,725
		General Nutrition Centers, Inc.,
280	[1]	9.797%, 3/15/14	274,050
250	[1]	10.75%, 3/15/15	249,375
270		Jarden Corp., 7.50%, 5/01/17	276,412
485		Lazy Days RV Center, Inc., 11.75%, 5/15/12	501,975
		Michaels Stores, Inc.,
260	[1]	10.00%, 11/01/14	285,350
330	[1]	11.375%, 11/01/16	363,825
70		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	77,175
60	[1,2]	Nutro Products, Inc., 9.37%, 10/15/13	61,350
100	[1,3]	OSI Restaurant Partners, Inc., 9.625%, 5/15/15	102,875
265		Pantry, Inc. (The), 7.75%, 2/15/14	266,987
100		Quiksilver, Inc., 6.875%, 4/15/15	97,500
500	[1]	Rare Restaurant Group LLC, 9.25%, 5/15/14	50,000
120		Reynolds American, Inc., 7.625%, 6/01/16	131,291
390		Rite Aid Corp., 7.50%, 3/01/17	389,025
		Sally Holdings LLC,
85	[1]	9.25%, 11/15/14	88,400
270	[1]	10.50%, 11/15/16	280,800
25		Spectrum Brands, Inc., 7.375%, 2/01/15	19,813
90		Swift & Co., 12.50%, 1/01/10	93,600
390		United Rentals NA, Inc., 7.00%, 2/15/14	397,800
		Yankee Acquisition Corp.,
20	[1]	8.50%, 2/15/15	20,500
85	[1]	9.75%, 12/15/17	87,125

		Total Consumer Products	4,800,878

		Containers & Packaging—2.5%
		Berry Plastics Holding Corp.,
340		8.875%, 9/15/14	350,200
100	[2]	9.23%, 9/15/14	102,250
85		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	89,888
110		Graham Packaging Co., Inc., 8.50%, 10/15/12	112,200
30		Graphic Packaging Intl. Corp., 9.50%, 8/15/13	32,100
270	[1,2]	Impress Holdings BV, 8.481%, 9/15/13 (Netherlands)	276,405

Principal Amount (000)		Description	Value

		Containers & Packaging—(cont’d)
$375	[1]	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	$373,125

		Total Containers & Packaging	1,336,168

		Ecological Services & Equipment—0.9%
270	[1]	Aleris Intl., Inc., 9.00%, 12/15/14	286,538
185		Waste Services, Inc., 9.50%, 4/15/14	195,175

		Total Ecological Services & Equipment	481,713

		Energy—18.2%
132		AES Red Oak LLC, Ser. A, 8.54%, 11/30/19	143,331
80		Berry Petroleum Co., 8.25%, 11/01/16	80,300
100		Chaparral Energy, Inc., 8.50%, 12/01/15	101,500
		Chesapeake Energy Corp.,
90		6.375%, 6/15/15	90,113
250		6.625%, 1/15/16	253,750
20		6.875%, 11/15/20	20,150
40		Colorado Interstate Gas Co., 6.80%, 11/15/15	42,661
		Compagnie Generale de Geophysique-Veritas (France)
50		7.50%, 5/15/15	52,500
80		7.75%, 5/15/17	84,800
115		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	114,138
70		Copano Energy LLC, 8.125%, 3/01/16	72,975
400	[1,3]	Corral Finans AB, 6.855%, 4/15/10 (Sweden)	401,577
30		Denbury Resources, Inc., 7.50%, 12/15/15	30,525
260		East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	249,600
488		Elwood Energy LLC, 8.159%, 7/05/26	516,311
		Encore Acquisition Co.,
40		6.00%, 7/15/15	36,600
30		7.25%, 12/01/17	29,025
370		Exco Resources, Inc., 7.25%, 1/15/11	370,925
65		Frontier Oil Corp., 6.625%, 10/01/11	65,163
50		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	49,625
195		Hanover Compressor Co., 8.625%, 12/15/10	203,287
97		Homer City Funding LLC, 8.734%, 10/01/26	112,225
5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	4,813
440		KCS Energy, Inc., 7.125%, 4/01/12	435,600
		Midwest Generation LLC,
95		8.75%, 5/01/34	104,975
96		Ser. B, 8.56%, 1/02/16	105,843
350		Mirant Americas Generation LLC, 8.30%, 5/01/11	370,125
610		Mission Energy Holdings Co., 13.50%, 7/15/08	666,425
30		Newfield Exploration Co., 6.625%, 9/01/14	30,150
		NRG Energy, Inc.,
130		7.25%, 2/01/14	134,550
385		7.375%, 2/01/16	399,919
440	[1]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	465,300
345		Orion Power Holdings, Inc., 12.00%, 5/01/10	398,475
210		Pride Intl., Inc., 7.375%, 7/15/14	215,512
185		Range Resources Corp., 7.375%, 7/15/13	191,012

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Energy—(cont’d)
		Reliant Energy, Inc.,
$390		6.75%, 12/15/14	$408,525
180		9.25%, 7/15/10	188,775
130	[1]	Sabine Pass LNG LP, 7.50%, 11/30/16	133,575
210	[1]	SemGroup LP, 8.75%, 11/15/15	216,825
40		Sithe Independence Funding, Ser. A, 9.00%, 12/30/13	43,937
315	[1,2]	Stone Energy Corp., 8.106%, 7/15/10	315,000
200	[1]	Targa Resources, Inc., 8.50%, 11/01/13	206,000
160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	199,822
400		Transcontinental Gas Pipe Line Corp., Ser. B, 8.875%, 7/15/12	454,000
495		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	485,413
355		Williams Cos., Inc., 7.625%, 7/15/19	386,950

		Total Energy	9,682,602

		Entertainment & Leisure—5.0%
150		AMC Entertainment, Inc., 11.00%, 2/01/16	172,125
40		Cinemark, Inc., Zero Coupon, 3/15/14	36,800
125	[1]	French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp., 10.75%, 4/15/14	108,750
		Gaylord Entertainment Co.,
280		6.75%, 11/15/14	277,900
40		8.00%, 11/15/13	41,600
320	[1]	Great Canadian Gaming Corp., 7.25%, 2/15/15 (Canada)	324,800
185	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	198,412
100		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	83,000
60		MGM Mirage, 6.75%, 9/01/12	60,075
305		Poster Financial Group, Inc., 8.75%, 12/01/11	317,200
185		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	184,075
140		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	142,450
50		Station Casinos, Inc., 6.625%, 3/15/18	45,750
75	[1]	TDS Investor, 9.875%, 9/01/14	80,250
60	[1,2]	Travelport Ltd., 9.985%, 9/01/14	61,950
435		Virgin River Casino, 9.00%, 1/15/12	454,575
70		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	70,175

		Total Entertainment & Leisure	2,659,887

		Financial Institutions—10.4%
500		AES Red Oak LLC, Ser. B, 9.20%, 11/30/29	570,000
		American Real Estate Partners LP/American Real Estate Finance Corp.,
185		7.125%, 2/15/13	181,994
300		8.125%, 6/01/11	306,000
105	[1,2]	BMS Holdings, Inc., 12.40%, 2/15/12	105,263
60		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	60,600
500	[1]	Dow Jones CDX HY, Ser. 6-T1, 8.625%, 6/29/11	527,800
110	[2]	Ford Motor Credit Co., 8.105%, 1/13/12	108,494
415	[1]	iPayment Investors LP, 11.625%, 7/15/14	432,032
120		iPayment, Inc., 9.75%, 5/15/14	124,950

Principal Amount (000)		Description	Value

		Financial Institutions—(cont’d)
$200		K&F Acquisition, Inc., 7.75%, 11/15/14	$214,000
		Momentive Performance Materials, Inc.,
175	[1]	9.75%, 12/01/14	185,062
380	[1]	10.125%, 12/01/14	402,800
160	[1]	11.50%, 12/01/16	171,200
70	[1]	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25	73,675
220	[1,2]	PNA Intermediate Holding Corp., 12.36%, 2/15/13	226,600
		Rainbow National Services LLC,
310	[1]	8.75%, 9/01/12	330,925
490	[1]	10.375%, 9/01/14	551,862
415		Standard Aero Holdings, Inc., 8.25%, 9/01/14	449,237
30	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	30,788
100	[1,2]	USI Holdings Corp., 9.23%, 11/15/14	101,000
350	[1]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	355,250

		Total Financial Institutions	5,509,532

		Health Care—3.0%
50		Accellent, Inc., 10.50%, 12/01/13	51,375
180	[1,2]	Angiotech Pharmaceuticals, Inc., 9.11%, 12/01/13 (Canada)	184,725
100	[1]	Cooper Cos., Inc., 7.875%, 2/15/15	102,000
		HealthSouth Corp.,
50	[1]	10.75%, 6/15/16	54,500
120	[1,2]	11.354%, 6/15/14	130,500
135		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	142,594
150	[1]	PTS Acquisition Corp., 9.50%, 4/15/15	150,188
		Tenet Healthcare Corp.,
85		6.875%, 11/15/31	68,000
50		9.875%, 7/01/14	51,125
230	[1]	United Surgical Partners Intl., Inc., 8.875%, 5/01/17	236,612
405		Universal Hospital Services, Inc., 10.125%, 11/01/11	433,895

		Total Health Care	1,605,514

		Industrials—4.2%
200	[1]	AGY Holding Corp., 11.00%, 11/15/14	210,250
		Clarke American Corp.,
60	[1]	9.50%, 5/15/15	60,600
50	[1,2]	10.105%, 5/15/15	50,000
195		Concentra Operating Corp., 9.125%, 6/01/12	208,163
80		Hexcel Corp., 6.75%, 2/01/15	80,200
85		Park-Ohio Industries, Inc., 8.375%, 11/15/14	84,150
		RBS Global, Inc./Rexnord Corp.,
85		8.875%, 9/01/16	88,400
340		9.50%, 8/01/14	363,800
280		11.75%, 8/01/16	310,800
510	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	545,700
55		Terex Corp., 7.375%, 1/15/14	57,475
190		Trimas Corp., 9.875%, 6/15/12	197,125

		Total Industrials	2,256,663

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Media—15.4%
		Affinion Group, Inc.,
$215		10.125%, 10/15/13	$234,350
160		11.50%, 10/15/15	176,000
35		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	32,988
175	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	185,500
60		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	62,250
60		CBD Media Holdings LLC/CBD Holdings Finance, Inc., 9.25%, 7/15/12	63,000
240		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	254,675
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
765		10.25%, 9/15/10	814,725
75		Ser. B, 10.25%, 9/15/10	79,688
290	[1]	CMP Susquehanna Corp., 9.875%, 5/15/14	295,800
45		CSC Holdings, Inc., Ser. B, 7.625%, 4/01/11	46,406
50		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	54,438
125		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	131,875
		EchoStar DBS Corp.,
200		7.00%, 10/01/13	207,750
260		7.125%, 2/01/16	270,725
320	[1]	Idearc, Inc., 8.00%, 11/15/16	334,000
75	[1]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	79,313
325		LIN Television Corp., 6.50%, 5/15/13	320,125
165		MediaNews Group, Inc., 6.875%, 10/01/13	150,150
290		Network Communications, Inc., 10.75%, 12/01/13	297,250
325		Nexstar Finance, Inc., 7.00%, 1/15/14	316,062
		Nielsen Finance LLC/Nielsen Finance Co.,
170	[1]	Zero Coupon, 8/01/16	122,825
445	[1]	10.00%, 8/01/14	486,162
125	[1,2]	Paxson Communications Corp., 8.606%, 1/15/12	127,500
605		Primedia, Inc., 8.00%, 5/15/13	629,200
1,035		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	1,122,975
230	[1]	Umbrella Acquisition, Inc., 9.75%, 3/15/15	231,725
		Vertis, Inc.,
280		9.75%, 4/01/09	286,300
145		Ser. B, 10.875%, 6/15/09	143,731
595		Young Broadcasting, Inc., 10.00%, 3/01/11	605,412

		Total Media	8,162,900

		Real Estate—2.2%
		Realogy Corp.,
240	[1]	10.50%, 4/15/14	240,600
380	[1]	11.00%, 4/15/14	378,100
540	[1]	12.375%, 4/15/15	540,000

		Total Real Estate	1,158,700

Principal Amount (000)		Description	Value

		Technology—7.7%
		Amkor Technology, Inc.,
$40		7.75%, 5/15/13	$39,600
235		9.25%, 6/01/16	249,100
60	[1]	Belden CDT, Inc., 7.00%, 3/15/17	61,350
350		Celestica, Inc., 7.625%, 7/01/13 (Canada)	333,375
180	[1]	Coleman Cable, Inc., 9.875%, 10/01/12	187,650
		Freescale Semiconductor, Inc.,
815	[1]	9.125%, 12/15/14	810,925
80	[1,2]	9.23%, 12/15/14	80,000
60	[1]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	66,900
		NXP BV/NXP Funding LLC,
50	[1,2]	8.106%, 10/15/13	51,625
480	[1]	9.50%, 10/15/15	504,000
		Sanmina-SCI Corp.,
10		6.75%, 3/01/13	9,500
180		8.125%, 3/01/16	176,175
175		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	175,437
		SunGard Data Systems, Inc.,
85		9.125%, 8/15/13	91,163
465		10.25%, 8/15/15	511,500
305		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	317,200
105	[1]	UGS Capital Corp. II, 10.348%, 6/01/11	108,197
305		UGS Corp., 10.00%, 6/01/12	332,450

		Total Technology	4,106,147

		Telecommunications—16.2%
2,000	[4]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	170,000
		Centennial Communications Corp.,
455		8.125%, 2/01/14	471,494
220	[2]	11.099%, 1/01/13	232,100
405		Cincinnati Bell, Inc., 7.25%, 7/15/13	421,200
215	[1]	Cricket Communications, Inc., 9.375%, 11/01/14	229,781
		Digicel Group Ltd. (Bermuda)
130	[1]	8.875%, 1/15/15	127,563
380	[1]	9.125%, 1/15/15	368,600
260		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	277,225
100	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	102,250
320		Intelsat Corp., 9.00%, 6/15/16	350,800
40		Intelsat Intermediate Holding Co. Ltd., 9.25%, 2/01/15 (Bermuda)	33,600
		Intelsat Ltd. (Bermuda)
60		6.50%, 11/01/13	51,600
295	[2]	8.872%, 1/15/15	301,810
150		9.25%, 6/15/16	165,000
70		11.25%, 6/15/16	79,888
320	[2]	11.354%, 6/15/13	342,400
245		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	261,844
90	[1,2]	iPCS, Inc., 7.48%, 5/01/13	90,450
380	[1]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	405,650

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Telecommunications—(cont’d)
$445	[1]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	$478,375
		Nortel Networks Ltd. (Canada)
245	[1,2]	9.606%, 7/15/11	262,150
95	[1]	10.125%, 7/15/13	104,738
		PanAmSat Corp.,
210		6.875%, 1/15/28	197,662
270		9.00%, 8/15/14	291,600
387	[1,2]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	414,387
		Qwest Corp.,
600		7.875%, 9/01/11	639,000
230	[2]	8.605%, 6/15/13	251,562
125		9.125%, 3/15/12	138,125
475	[1]	West Corp., 11.00%, 10/15/16	518,937
375	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	433,125
		Windstream Corp.,
200		8.125%, 8/01/13	217,000
145		8.625%, 8/01/16	159,137

		Total Telecommunications	8,589,053

		Transportation—2.6%
95		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	96,425
170		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	166,175
430		Horizon Lines LLC, 9.00%, 11/01/12	452,575
320	[1]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	336,800
350		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	357,000

		Total Transportation	1,408,975

		Total Corporate Bonds	65,478,126

		Bank Loans—3.0%
325		Affinion Group, Inc., LIBOR, 3/01/12	320,667
90		Riverdeep Interactive Learning, Inc., LIBOR + 6.20%, 12/21/07	89,775
250		Rotech Healthcare, LIBOR+6.00%, 9/26/11	250,000
		Spectrum Brands
81		Loan B, LIBOR + 4.00%, 4/15/13	82,153
14		Loan B2, LIBOR + 4.00%, 4/15/13	14,535
4		Loan C, LIBOR + 4.00%, 4/15/13	4,061
600		Travelport LLC, LIBOR + 7.00%, 3/22/12	584,250
250		Verso Paper Finance Holdings LLC, LIBOR + 6.25%, 2/01/13	250,937

		Total Bank Loans	1,596,378

		Asset-Backed Security—2.6%
2,000	[1,3]	Zais Investment Grade Ltd., Class C, 9.95%, 9/23/14 (Cayman Islands)	1,400,760

Shares		Description	Value

		Common Stocks—0.7%
4,737	[5]	Critical Care Systems Intl., Inc.	$29,606
14,991	[5]	Mattress Discounters Corp.	—
68,358	[5]	Neon Communications Group, Inc.	334,954

		Total Common Stocks	364,560

		Preferred Stock—0.1%
40,000		Superior Essex Holding Corp., Ser. A, 9.50%,	40,000

Units (000)

		Warrants—0.0%
1	[1,5,6]	Mattress Discounters Corp., expires 7/15/07, strike price $0.01, 4.85 shares for 1 warrant	—
54	[5,6]	Neon Communications, Inc., expires 12/02/12	1
1	[1,5,6]	PF. Net Communications, Inc., expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	—

		Total Warrants	1

		Total Long-Term Investments (cost $69,712,156)	68,879,825

Principal Amount (000)

		SHORT-TERM INVESTMENT—6.8%
		U.S. Government and Agency Discount Notes—6.8%
$3,600	[7]	Federal Home Loan Bank Disc. Notes, 5.061%, 5/01/07 (cost $3,600,000)	3,600,000

		Total Investments—136.4% (cost $73,312,1568)	$72,479,825
		Liabilities in excess of other assets—(36.4)%	(19,347,956)

		Net Assets—100%	$53,131,869

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 43.3% of its net assets, with a current market value of $23,015,727, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of April 30, 2007.
[3]	Security is fair valued.
[4]	Issuer is in default and/or bankruptcy.
[5]	Non-income producing security.
[6]	Illiquid security. As of April 30, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $1, in these securities.
[7]	Rate shown is the yield to maturity as of the date of purchase.
[8]

Cost for federal income tax purposes is $73,341,879. The net unrealized depreciation on a tax basis is $862,054, consisting of $2,635,826 gross unrealized appreciation and $3,497,880 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS

LIBOR — London Interbank Offered Rate

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (unaudited)
BlackRock Income Opportunity Trust (BNA)

(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—116.5%
		Mortgage Pass-Through Securities—14.2%
		Federal Home Loan Mortgage Corp.,
$1,058	[1]	4.368%, 1/01/35	$1,072,560
1,456	[1]	5.067%, 1/01/35	1,439,434
		Federal National Mortgage Assoc.,
8,241		5.50%, 12/01/13-1/01/33	8,203,553
22,657	[2,3]	5.50%, 7/01/16-6/01/36	22,593,758
7,635	[3]	5.50%, 12/01/32-1/01/33	7,570,133
3,125		5.97%, 8/01/16	3,293,250
797		6.00%, 3/01/16-7/01/17	812,724
971	[2]	6.00%, 1/01/37	978,824
126		7.00%, 2/01/24-8/01/36	130,304
300		TBA, 5.50%, 5/14/37	296,625
8,000		TBA, 6.00%, 5/14/37	8,060,000
101		Government National Mortgage Assoc., 8.00%, 4/15/24-11/15/25	107,875

		Total Mortgage Pass-Through Securities	54,559,040

		Federal Housing Administration Securities—1.0%
		General Motors Acceptance Corp. Projects,
195		Ser. 37, 7.43%, 5/01/22	197,333
78		Ser. 44, 7.43%, 8/01/22	79,407
		Merrill Projects,
149	[4]	Ser. 29, 7.43%, 10/01/20	151,214
50	[4]	Ser. 42, 7.43%, 9/01/22	50,965
1,754		Reilly Project, Ser. B-11, 7.40%, 4/01/21	1,773,209
1,753		Westmore Project, 7.25%, 4/01/21	1,763,938

		Total Federal Housing Administration Securities	4,016,066

		Agency Multiple Class Mortgage Pass-Through Securities—9.7%
		Federal Home Loan Mortgage Corp.,
3,159		Ser. 82, Class HJ, 5.50%, 9/25/32	3,173,152
—	[1]	Ser. 192, Class U, 1009.033%, 2/15/22	4
—		Ser. 1057, Class J, 1008.001%, 3/15/21	802
3,243		Ser. 2806, Class VC, 6.00%, 12/15/19	3,332,787
6,000		Ser. 2874, Class BC, 5.00%, 10/15/19	5,859,356
1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,354,633
3,364		Ser. 2922, Class GA, 5.50%, 5/15/34	3,391,053
1,845		Ser. 2927, Class BA, 5.50%, 10/15/33	1,860,708
1,793		Ser. 2933, Class HD, 5.50%, 2/15/35	1,810,225
1,725		Ser. 2968, Class EG, 6.00%, 10/15/34	1,768,525
7,005		Ser. 3174, Class PZ, 5.00%, 1/15/36	6,295,678
		Federal National Mortgage Assoc.,
3,146		Ser. 5, Class PK, 5.00%, 12/25/34	3,124,072
2,051		Ser. 27, Class PC, 5.50%, 5/25/34	2,062,653
1,613	[1]	Ser. 118, Class FD, 5.72%, 12/25/33	1,624,317
1,603		Government National Mortgage Assoc., Ser. 65, Class VA, 6.00%, 6/20/15	1,637,929

		Total Agency Multiple Class Mortgage Pass-Through Securities	37,295,894

		Non-Agency Multiple Class Mortgage Pass-Through Securities—4.8%
2,443		Donaldson, Lufkin & Jenrette Commercial Mortgage Corp., Class A 1B, 7.18%, 11/10/33	2,569,052

Principal Amount (000)		Description	Value

		Non-Agency Multiple Class Mortgage Pass-Through Securities—(cont’d)
$2,630		First Union-Lehman Brothers-Bank of America, Ser. C2, Class D, 6.778%, 11/18/35	$2,815,942
2,310		GE Capital Commercial Mortgage Corp., Ser. 1A, Class A3, 6.269%, 12/10/35	2,409,277
2,580		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,542,325
7,536		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	8,126,867
3	[1,5]	Summit Mortgage Trust, Ser. 1, Class B1, 6.596%, 12/28/12	3,173

		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	18,466,636

		Inverse Floating Rate Mortgage Securities—0.5%
500	[1]	Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	520,558
		Federal National Mortgage Assoc.,
—	[1]	Ser. 7, Class S, 541.833%, 3/25/21	3,201
—	[1]	Ser. 17, Class S, 531.967%, 6/25/21	4,793
1,238	[1]	Ser. 23, Class PS, 9.36%, 4/25/23	1,290,634
—	[1]	Ser. 46, Class S, 1295.281%, 5/25/21	3,722
—	[1]	Ser. 49, Class S, 479.05%, 12/25/21	1,693
62	[1]	Ser. 87, Class S, 12.522%, 8/25/21	74,591

		Total Inverse Floating Rate Mortgage Securities	1,899,192

		Asset-Backed Securities—12.6%
1,658	[1]	Ameriquest Mortgage Securities, Inc., Ser. R11, Class A1, 5.622%, 11/25/34	1,660,826
3,025		Capital Auto Receivables Asset Trust, Ser. 1, Class A3, 5.03%, 10/15/09	3,017,702
2,650	[1]	Chase Issuance Trust, Ser. A3, 5.31%, 7/15/11	2,649,465
3,100		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	3,090,803
3,125		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	3,115,476
		Countrywide Asset-Backed Certificates,
199	[1]	Ser. 15, Class 2AV1, 5.42%, 4/25/36	198,612
932	[1]	Ser. 16, Class 4AV1, 5.42%, 1/25/35	932,505
3,150		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	3,143,604
2,575	[1]	Discover Card Master Trust I, Ser. 1, Class A, 5.33%, 9/16/10	2,575,493
3,400		Ford Credit Auto Owner Trust, Ser. A, Class A3, 5.07%, 11/15/09	3,393,211
2,550		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,515,217
2,483		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	2,461,757
		MBNA Credit Card Master Note Trust,
3,075		Ser. A1, Class A, 4.90%, 7/15/11	3,071,150
4,050	[1]	Ser. A4, 5.31%, 9/15/11	4,049,212

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Asset-Backed Securities—(cont’d)
$974	[1]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.43%, 9/25/36	$974,614
		Morgan Stanley ABS Capital I,
2,202	[1]	Ser. HE5, Class A2A, 5.39%, 8/25/36	2,201,853
1,796	[1]	Ser. NC4, Class A2A, 5.35%, 6/25/36	1,795,621
695	[1]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.40%, 1/25/36	695,011
1,029	[1]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.40%, 1/25/36	1,029,095
3,075		USAA Auto Owner Trust, Ser. 1, Class A3, 5.01%, 9/15/10	3,069,540
2,925		Wachovia Auto Owner Trust, Ser. A, Class A4, 5.38%, 3/20/13	2,953,588

		Total Asset-Backed Securities	48,594,355

		Interest Only Asset-Backed Securities—0.2%
169	[1,5]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.915%, 6/15/17	377
		Sterling Coofs Trust,
16,255		Ser. 1, 2.362%, 4/15/29	487,653
14,846		Ser. 2, 2.126%, 3/30/30	408,278

		Total Interest Only Asset-Backed Securities	896,308

		Interest Only Mortgage-Backed Securities—0.9%
		Federal Home Loan Mortgage Corp.,
—		Ser. 176, Class M, 1,010.00%, 7/15/21	37
—		Ser. 200, Class R, 93,522.906%, 12/15/22	181
7	[1]	Ser. 1043, Class H, 20.813%, 2/15/21	7,238
—	[1]	Ser. 1054, Class I, 413.56%, 3/15/21	106
—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	704
—	[1]	Ser. 1148, Class E, 563.074%, 10/15/21	287
—		Ser. 1179, Class O, 1,009.389%, 11/15/21	50
167		Ser. 1254, Class Z, 8.50%, 4/15/22	46
277		Ser. 1831, Class PG, 6.50%, 3/15/11	22,826
6,219		Ser. 2611, Class QI, 5.50%, 9/15/32	1,090,195
		Federal National Mortgage Assoc.,
88		Ser. 5, Class H, 9.00%, 1/25/22	21,194
6		Ser. 7, Class 2, 8.50%, 4/01/17	1,153
1	[1]	Ser. 10, Class S, 524.318%, 5/25/21	9,678
—	[1]	Ser. 12, Class S, 553.577%, 5/25/21	7,988
—		Ser. 33, Class PV, 1,078.42%, 10/25/21	11,321
—		Ser. 38, Class N, 1,008.50%, 4/25/21	294
3		Ser. 46, Class H, 1,042.50%, 12/25/09	26,769
375	[1]	Ser. 50, Class SI, 1.20%, 4/25/23	13,538
11		Ser. 89, Class 2, 8.00%, 6/01/18	2,495
26,413	[1]	Ser. 90, Class JH, 1.38%, 11/25/34	1,295,928
3		Ser. 94, Class 2, 9.50%, 8/01/21	747
—		Ser. 99, Class L, 930.00%, 8/25/21	3,505
—		Ser. 123, Class M, 1,009.50%, 10/25/20	610
13	[1]	Ser. 136, Class S, 14.746%, 11/25/20	15,783
—		Ser. 139, Class PT, 648.35%, 10/25/21	3,957
—	[1]	Ser. 141, Class SA, 13.625%, 8/25/07	4
4,619		Ser. 378, Class 19, 5.00%, 6/01/35	1,011,122
4,475	[1,5]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.988%, 2/19/25	94,687

Principal Amount (000)		Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
$1,539	[1]	Salomon Brothers Mortgage Securities VII, Ser. 1, 0.537%, 3/25/22	$27

		Total Interest Only Mortgage-Backed Securities	3,642,470

		Principal Only Mortgage-Backed Securities—0.1%
92	[3,6]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 7.50%, 2/15/24	82,953
		Federal National Mortgage Assoc.,
72	[6]	Ser. 51, Class E, 8.00%, 2/25/23	61,186
13	[6]	Ser. 70, Class A, 7.00%, 5/25/23	10,439
29	[6]	Ser. 167, Class D, 8.50%, 10/25/17	27,308
22	[6]	Ser. 203, Class 1, 8.00%, 2/01/23	19,214
15	[6]	Ser. 228, Class 1, 7.00%, 5/01/23	12,396

		Total Principal Only Mortgage-Backed Securities	213,496

		Commercial Mortgage-Backed Securities—5.0%
2,320		Bear Stearns Commercial Mortgage Services, Ser. PWR7, Class A2, 4.945%, 2/11/41	2,294,719
2,970	[2]	Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,922,081
2,400	[1]	Credit Suisse Mortgage Capital Certificates, Ser. C2, Class A3, 5.542%, 1/15/49	2,422,781
2,090		First Union National Bank Commercial Mortgage Trust, Ser. C2, Class A2, 7.202%, 10/15/32	2,204,825
2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A4, 4.547%, 12/10/41	2,410,023
		JPMorgan Chase Commercial Mortgage Securities Corp.,
1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,037,384
2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,321,460
2,530	[1]	Lehman Brothers-UBS Commercial Mortgage Trust, Ser. C4, Class A3, 5.153%, 6/15/29	2,538,708

		Total Commercial Mortgage-Backed Securities	19,151,981

		Collateralized Mortgage Obligation Residual Securities—0.0%
		Collateralized Mortgage Obligation Trust,
—		Ser. 40, Class R, 580.50%, 4/01/18	162
—		Ser. 42, Class R, 6,000.00%, 10/01/14	2,019
		Federal Home Loan Mortgage Corp.,
—		Ser. 19, Class R, 9,427.227%, 3/15/20	1,557
—		Ser. 75, Class R, 9.50%, 1/15/21	2
—		Ser. 75, Class RS, 17.018%, 1/15/21	2
—		Ser. 173, Class R, 9.00%, 11/15/21	11
—		Ser. 173, Class RS, 9.113%, 11/15/21	11
6		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—

		Total Collateralized Mortgage Obligation Residual Securities	3,764

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Corporate Bonds—54.2%
		Aerospace & Defense—0.8%
$170	[5]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	$178,712
1,488		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,599,600
		DRS Technologies, Inc.,
80		6.875%, 11/01/13	80,800
80		7.625%, 2/01/18	83,800
15		Sequa Corp., 9.00%, 8/01/09	15,863
140	[5]	TransDigm, Inc., 7.75%, 7/15/14	145,250
1,250		United Technologies Corp., 4.875%, 5/01/15	1,214,949

		Total Aerospace & Defense	3,318,974

		Automotive—0.4%
305		Accuride Corp., 8.50%, 2/01/15	314,913
		AutoNation, Inc.,
170		7.00%, 4/15/14	170,850
160	[1]	7.356%, 4/15/13	161,400
30	[1,5]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	30,825
560		Lear Corp., Ser. B, 8.75%, 12/01/16	545,300
295		Metaldyne Corp., 10.00%, 11/01/13	303,850

		Total Automotive	1,527,138

		Basic Materials—5.0%
585		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	506,025
1,115		AK Steel Corp., 7.75%, 6/15/12	1,151,237
280	[5]	American Pacific Corp., 9.00%, 2/01/15	281,400
90	[1]	Bowater, Inc., 8.355%, 3/15/10	90,450
30		Chemtura Corp., 6.875%, 6/01/16	29,550
230		CPG Intl. I, Inc., 10.50%, 7/01/13	241,500
80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	81,500
170		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	170,000
300		Equistar Chemicals LP/Equistar Funding Corp., 10.625%, 5/01/11	316,500
		Freeport-McMoRan Copper & Gold, Inc.,
1,020		8.375%, 4/01/17	1,115,625
360	[1]	8.564%, 4/01/15	379,350
		Huntsman LLC,
230		11.625%, 10/15/10	247,825
72		12.00%, 7/15/12	80,280
1,500	[5]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	1,451,250
975		Innophos, Inc., 8.875%, 8/15/14	1,021,313
135		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	150,342
565	[5]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	570,650
		Lyondell Chemical Co.,
260		8.00%, 9/15/14	272,350
515		8.25%, 9/15/16	551,050
130		10.50%, 6/01/13	142,513
1,785		11.125%, 7/15/12	1,901,025
60		Nalco Co., 8.875%, 11/15/13	64,200
575		NewPage Corp., 10.00%, 5/01/12	635,375
		Noranda, Inc. (Canada)
600		6.00%, 10/15/15	620,857
1,550		6.20%, 6/15/35	1,559,348

Principal Amount (000)		Description	Value

		Basic Materials—(cont’d)
$630	[1]	Nova Chemicals Corp., 8.502%, 11/15/13 (Canada)	$641,025
535	[5]	Pregis Corp., 12.375%, 10/15/13	588,500
1,570		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,530,932
360	[5]	Terra Capital, Inc., 7.00%, 2/01/17	352,800
2,325		Vale Overseas Ltd., 6.875%, 11/21/36 (Cayman Islands)	2,458,687
25	[5]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	26,750

		Total Basic Materials	19,230,209

		Building & Development—0.2%
495		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	498,713
210		Nortek, Inc., 8.50%, 9/01/14	207,900
85		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	87,550

		Total Building & Development	794,163

		Commercial Services—0.1%
125		FTI Consulting, Inc., 7.75%, 10/01/16	130,469
225	[5]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	237,375

		Total Commercial Services	367,844

		Consumer Products—2.0%
720	[1]	Ames True Temper, Inc., 9.356%, 1/15/12	734,400
560		Federated Department Stores, Inc., 6.79%, 7/15/27	554,466
1,325		Federated Retail Holdings, Inc., 5.90%, 12/01/16	1,327,018
		General Nutrition Centers, Inc.,
500	[5]	9.796%, 3/15/14	489,375
450	[5]	10.75%, 3/15/15	448,875
369		Lazy Days RV Center, Inc., 11.75%, 5/15/12	381,915
		Michaels Stores, Inc.,
530	[5]	10.00%, 11/01/14	581,675
670	[5]	11.375%, 11/01/16	738,675
50	[1,5]	Nutro Products, Inc., 9.37%, 10/15/13	51,125
300		Quiksilver, Inc., 6.875%, 4/15/15	292,500
250		Reynolds American, Inc., 7.625%, 6/01/16	273,522
790		Rite Aid Corp., 7.50%, 3/01/17	788,025
190	[5]	Sally Holdings LLC, 10.50%, 11/15/16	197,600
125		Spectrum Brands, Inc., 7.375%, 2/01/15	99,062
670		United Rentals NA, Inc., 7.00%, 2/15/14	683,400

		Total Consumer Products	7,641,633

		Containers & Packaging—0.7%
		Berry Plastics Holding Corp.,
290		8.875%, 9/15/14	298,700
190	[1]	9.23%, 9/15/14	194,275
150		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	158,625
330	[1,5]	Impress Holdings BV, 8.481%, 9/15/13 (Netherlands)	337,829
1,626		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,658,520

		Total Containers & Packaging	2,647,949

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Ecological Services & Equipment—0.8%
$2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	$2,379,375
600		Waste Services, Inc., 9.50%, 4/15/14	633,000

		Total Ecological Services & Equipment	3,012,375

		Energy—5.9%
2,625		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,631,631
160		Berry Petroleum Co., 8.25%, 11/01/16	160,600
380		Chaparral Energy, Inc., 8.50%, 12/01/15	385,700
		Chesapeake Energy Corp.,
175		6.375%, 6/15/15	175,219
20		6.875%, 11/15/20	20,150
1,300		Cleveland Electric Illuminating Co., 5.95%, 12/15/36	1,253,681
		Compagnie Generale de Geophysique-Veritas (France)
60		7.50%, 5/15/15	63,000
100		7.75%, 5/15/17	106,000
225		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	223,313
1,970	[1]	ConocoPhillips Australia Funding Co., 5.45%, 4/09/09	1,970,904
450		DTE Energy Co., 6.35%, 6/01/16	470,156
130		Edison Mission Energy, 7.50%, 6/15/13	135,200
120		El Paso Corp., 7.80%, 8/01/31	133,800
150		El Paso Natural Gas Co., 8.875%, 6/15/32	187,334
185		Elwood Energy LLC, 8.159%, 7/05/26	195,698
425		EnCana Corp., 6.50%, 8/15/34 (Canada)	445,430
		Encore Acquisition Co.,
50		6.00%, 7/15/15	45,750
60		7.25%, 12/01/17	58,050
1,675		Energy East Corp., 6.75%, 7/15/36	1,783,287
435		Exco Resources, Inc., 7.25%, 1/15/11	436,087
480		FirstEnergy Corp., Ser. B, 6.45%, 11/15/11	503,432
575		Florida Power & Light Co., 4.95%, 6/01/35	511,698
90		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	89,325
190	[5]	Halliburton Co., 7.60%, 8/15/96	219,333
255		KCS Energy, Inc., 7.125%, 4/01/12	252,450
1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,364,975
800		Midamerican Energy Co., 5.80%, 10/15/36	792,830
83		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	92,037
175		Mirant Americas Generation LLC, 8.30%, 5/01/11	185,063
1,020		Mission Energy Holdings Co., 13.50%, 7/15/08	1,114,350
1,100	[5]	Nakilat, Inc., 6.067%, 12/31/33 (Qatar)	1,084,158
		NRG Energy, Inc.,
50		7.25%, 2/01/14	51,750
285		7.375%, 2/01/16	296,044
350		Ohio Edison Co., 6.875%, 7/15/36	383,470
500		ONEOK Partners LP, 6.65%, 10/01/36	520,237
490	[5]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	518,175
140		Orion Power Holdings, Inc., 12.00%, 5/01/10	161,700
		Reliant Energy, Inc.,
325		6.75%, 12/15/14	340,438
40		9.25%, 7/15/10	41,950
350	[5]	Sabine Pass LNG LP, 7.50%, 11/30/16	359,625

Principal Amount (000)		Description	Value

		Energy—(cont’d)
$175		Scottish Power Plc, 5.375%, 3/15/15 (United Kingdom)	$174,710
350	[5]	SemGroup LP, 8.75%, 11/15/15	361,375
500	[1,5]	Stone Energy Corp., 8.106%, 7/15/10	500,000
360	[5]	Targa Resources, Inc., 8.50%, 11/01/13	370,800
325		Texaco Capital, Inc., 8.875%, 9/01/21	431,427
600		Trans-Canada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	588,963
415		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	406,800

		Total Energy	22,598,105

		Entertainment & Leisure—1.3%
185		AMC Entertainment, Inc., 11.00%, 2/01/16	212,287
90		Cinemark, Inc., Zero Coupon, 3/15/14	82,800
250		Gaylord Entertainment Co., 6.75%, 11/15/14	248,125
325	[5]	Greektown Holdings LLC, 10.75%, 12/01/13	348,562
600		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	498,000
800		MGM Mirage, 9.75%, 6/01/07	803,000
2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,077,500
205		Poster Financial Group, Inc., 8.75%, 12/01/11	213,200
290		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	295,075
245	[5]	TDS Investor, 9.875%, 9/01/14	262,150
25		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	25,063

		Total Entertainment & Leisure	5,065,762

		Financial Institutions—15.2%
350		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	344,312
2,450	[2]	Bank of America Corp., 7.80%, 2/15/10	2,622,095
5,465	[1]	Barclays Bank Plc NY, 5.35%, 3/13/09	5,468,886
2,525	[2]	Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	2,463,524
190	[1,5]	BMS Holdings, Inc., 12.40%, 2/15/12	190,475
120		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	121,200
		Citigroup, Inc.,
5,975	[3]	4.125%, 2/22/10	5,843,789
1,350	[2]	6.125%, 8/25/36	1,391,977
550		6.875%, 2/15/98	599,000
		Credit Suisse First Boston, Inc.,
700	[3]	6.125%, 11/15/11	728,311
1,000		7.125%, 7/15/32	1,187,400
1,200	[5]	Depfa ACS Bank, 5.125%, 3/16/37 (Ireland)	1,148,854
1,900		Eksportfinans A/S, 5.50%, 5/25/16 (Norway)	1,965,677
220	[1]	Ford Motor Credit Co., 8.105%, 1/13/12	216,989
		Fort Irwin Land LLC,
780	[5]	Ser. A, Class II, 5.30%, 12/15/35	740,189
575	[5]	Ser. A-1, 5.03%, 12/15/25	542,489
3,000	[2]	General Electric Capital Corp., 6.75%, 3/15/32	3,415,746
1,000		Goldman Sachs Group, Inc. (The), 6.60%, 1/15/12	1,055,917
1,275		HSBC Holdings Plc, 6.50%, 5/02/36 (United Kingdom)	1,365,986
826	[5]	iPayment Investors LP, 11.625%, 7/15/14	858,524

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Financial Institutions—(cont’d)
$270		iPayment, Inc., 9.75%, 5/15/14	$281,137
360		K&F Acquisition, Inc., 7.75%, 11/15/14	385,200
1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,584,978
1,200		MetLife, Inc., 5.70%, 6/15/35	1,163,147
		Momentive Performance Materials, Inc.,
50	[5]	9.75%, 12/01/14	52,875
830	[5]	10.125%, 12/01/14	879,800
390	[5]	11.50%, 12/01/16	417,300
		Morgan Stanley,
3,620	[1]	5.60%, 1/09/12	3,619,805
2,100		6.25%, 8/09/26	2,171,161
6,100	[1,5]	Rabobank Nederland Global, 5.35%, 4/06/09 (Netherlands)	6,102,397
		Rainbow National Services LLC,
225	[5]	8.75%, 9/01/12	240,188
1,650	[5]	10.375%, 9/01/14	1,858,312
520		Standard Aero Holdings, Inc., 8.25%, 9/01/14	562,900
50	[1]	Universal City Florida Holding Co. I/II,
		10.106%, 5/01/10	51,313
1,000		Wells Fargo & Co., 4.625%, 8/09/10	989,377
		Wells Fargo Bank NA,
1,375		5.95%, 8/26/36	1,398,595
2,000		7.55%, 6/21/10	2,136,574
700	[5]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	710,500
1,875	[5]	Xstrata Finance Ltd., 5.80%, 11/15/16 (Canada)	1,898,472

		Total Financial Institutions	58,775,371

		Health Care—1.7%
1,135		Bristol-Myers Squibb Co., 5.875%, 11/15/36	1,123,366
2,495		Eli Lilly & Co., 5.55%, 3/15/37	2,420,895
		HealthSouth Corp.,
145	[5]	10.75%, 6/15/16	158,050
335	[1,5]	11.354%, 6/15/14	364,312
375		Tenet Healthcare Corp., 6.875%, 11/15/31	300,000
1,175		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	1,144,895
450		Universal Hospital Services, Inc., 10.125%, 11/01/11	482,106
595		WellPoint, Inc., 5.85%, 1/15/36	574,899

		Total Health Care	6,568,523

		Industrials—2.4%
1,700		3M Co., Ser. MTN, 5.70%, 3/15/37	1,695,102
400	[5]	AGY Holding Corp., 11.00%, 11/15/14	420,500
2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,151,454
150		Hexcel Corp., 6.75%, 2/01/15	150,375
915		Honeywell Intl., Inc., 5.70%, 3/15/37	883,154
1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,387,625
165		Park-Ohio Industries, Inc., 8.375%, 11/15/14	163,350
		RBS Global, Inc./Rexnord Corp.,
540		9.50%, 8/01/14	577,800
555		11.75%, 8/01/16	616,050
1,050	[5]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,123,500
150		Trimas Corp., 9.875%, 6/15/12	155,625

		Total Industrials	9,324,535

Principal Amount (000)		Description	Value

		Media—7.0%
		Affinion Group, Inc.,
$540		10.125%, 10/15/13	$588,600
200		11.50%, 10/15/15	220,000
125		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	117,813
		AOL Time Warner, Inc.,
1,635		7.57%, 2/01/24	1,821,665
3,000		9.125%, 1/15/13	3,520,734
1,415		AT&T Broadband Corp., 8.375%, 3/15/13	1,622,593
55	[5]	BSKYB Finance Plc, 6.50%, 10/15/35 (United Kingdom)	55,111
161	[1]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	170,660
120		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	124,500
230		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	244,375
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
955		10.25%, 9/15/10	1,017,075
180		Ser. B, 10.25%, 9/15/10	191,250
690	[5]	CMP Susquehanna Corp., 9.875%, 5/15/14	703,800
1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,053,511
85		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	92,544
140		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	147,700
		EchoStar DBS Corp.,
180		5.75%, 10/01/08	180,225
320		7.00%, 10/01/13	332,400
75		7.125%, 2/01/16	78,094
665	[5]	Idearc, Inc., 8.00%, 11/15/16	694,094
90	[5]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	95,175
460		LIN Television Corp., 6.50%, 5/15/13	453,100
200		MediaNews Group, Inc., 6.875%, 10/01/13	182,000
535		Network Communications, Inc., 10.75%, 12/01/13	548,375
		News America Holdings, Inc.,
145		8.15%, 10/17/36	174,335
2,475		8.45%, 8/01/34	3,114,443
660		Nexstar Finance, Inc., 7.00%, 1/15/14	641,850
		Nielsen Finance LLC/Nielsen Finance Co.,
330	[5]	Zero Coupon, 8/01/16	238,425
1,100	[5]	10.00%, 8/01/14	1,201,750
500	[1,5]	Paxson Communications Corp., 8.606%, 1/15/12	510,000
450		Primedia, Inc., 8.00%, 5/15/13	468,000
950		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	1,030,750
70		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	70,000
1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,794,139
800	[5]	Time Warner Cable, Inc., 6.55%, 5/01/37	809,060
475	[5]	Umbrella Acquisition, Inc., 9.75%, 3/15/15	478,562
		Vertis, Inc.,
570		9.75%, 4/01/09	582,825
255		Ser. B, 10.875%, 6/15/09	252,769

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value

		Media—(cont’d)
$1,319		Young Broadcasting, Inc., 10.00%, 3/01/11	$1,342,082

		Total Media	26,964,384

		Real Estate—0.9%
1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,055,915
		Rouse Co.,
725		3.625%, 3/15/09	698,381
1,715		5.375%, 11/26/13	1,616,639

		Total Real Estate	3,370,935

		Technology—1.8%
		Amkor Technology, Inc.,
90		7.75%, 5/15/13	89,100
135		9.25%, 6/01/16	143,100
555		Celestica, Inc., 7.625%, 7/01/13 (Canada)	528,637
		Freescale Semiconductor, Inc.,
1,260	[5]	9.125%, 12/15/14	1,253,700
160	[1,5]	9.23%, 12/15/14	160,000
100	[5]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	111,500
805	[5]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	845,250
		Sanmina-SCI Corp.,
70		6.75%, 3/01/13	66,500
590		8.125%, 3/01/16	577,462
495		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	496,238
		SunGard Data Systems, Inc.,
95		9.125%, 8/15/13	101,888
675		10.25%, 8/15/15	742,500
950		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	988,000
210	[5]	UGS Capital Corp. II, 10.38%, 6/01/11	216,395
480		UGS Corp., 10.00%, 6/01/12	523,200

		Total Technology	6,843,470

		Telecommunications—7.4%
1,700		BellSouth Telecommunications, Zero Coupon, 12/15/95	896,112
470		Cincinnati Bell, Inc., 7.25%, 7/15/13	488,800
460	[5]	Cricket Communications, Inc., 9.375%, 11/01/14	491,625
325		Deutsche Telekom Intl. Finance BV, 5.75%, 3/23/16 (Netherlands)	326,323
270	[5]	Digicel Group Ltd., 8.875%, 1/15/15 (Bermuda)	264,938
170	[1]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	173,825
515		Intelsat Corp., 9.00%, 6/15/16	564,569
		Intelsat Ltd. (Bermuda)
120	[1]	8.872%, 1/15/15	122,770
450		9.25%, 6/15/16	495,000
210		11.25%, 6/15/16	239,663
920	[1]	11.354%, 6/15/13	984,400
300		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	320,625
935	[5]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	1,005,125

Principal
Amount
(000)		Description	Value

		Telecommunications—(cont’d)
		Nortel Networks Ltd. (Canada)
$585	[1,5]	9.606%, 7/15/11	$625,950
200	[5]	10.125%, 7/15/13	220,500
160		PanAmSat Corp., 9.00%, 8/15/14	172,800
		Qwest Corp.,
55		7.875%, 9/01/11	58,575
375	[1]	8.605%, 6/15/13	410,156
2,500	[5]	SBC Communications, Inc., 4.214%, 6/05/07	2,497,075
		Sprint Capital Corp.,
1,205		6.875%, 11/15/28	1,195,736
1,250		8.75%, 3/15/32	1,475,182
4,375		Telecom Italia Capital S.A., 4.95%, 9/30/14 (Luxembourg)	4,168,566
1,000		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	1,072,928
575		Verizon Global Funding Corp., 7.75%, 6/15/32	673,395
		Verizon Maryland, Inc.,
540		5.125%, 6/15/33	454,099
1,355		Ser. A, 6.125%, 3/01/12	1,397,531
750		Verizon Virginia, Inc., 4.625%, 3/15/13	714,174
		Vodafone Group Plc (United Kingdom)
1,700	[1]	5.41%, 6/29/07	1,700,008
1,615	[1]	5.44%, 12/28/07	1,615,743
1,000		7.75%, 2/15/10	1,065,864
1,210	[5]	West Corp., 11.00%, 10/15/16	1,321,925
360	[5]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	415,800
		Windstream Corp.,
410		8.125%, 8/01/13	444,850
325		8.625%, 8/01/16	356,687

		Total Telecommunications	28,431,319

		Transportation—0.6%
120		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	121,800
1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,044,659
450		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	439,875
47		Horizon Lines LLC, 9.00%, 11/01/12	49,467
600	[5]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	631,500

		Total Transportation	2,287,301

		Total Corporate Bonds	208,769,990

		U.S. Government and Agency Securities—11.5%
		Overseas Private Investment Corp.,
350		4.09%, 5/29/12	332,033
979	[1]	4.30%, 5/29/12	954,286
734		4.64%, 5/29/12	725,611
415		4.68%, 5/29/12	397,943
3,144		4.87%, 5/29/12	3,135,478
3,909	[1]	5.40%, 5/29/12	4,100,245
6,055		Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	1,934,809

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		U.S. Government and Agency Securities—(cont’d)
$884		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	$913,202
1,800		Tennessee Valley Authority, Ser. C, 5.88%, 4/01/36	1,972,181
8,770	[2]	U.S. Treasury Bonds, 4.75%, 2/15/37	8,675,456
8,678	[2]	U.S. Treasury Inflation Protected Bond, 2.00%, 1/15/26	8,238,779
12,805	[2]	U.S. Treasury Notes, 4.625%, 2/15/17	12,798,994

		Total U.S. Government and Agency Securities	44,179,017

		Trust Preferred Stock—0.6%
2,000	[1,7]	UBS Preferred Funding Trust I, 8.622%	2,207,582

		Foreign Government Bond—1.2%
4,228		United Mexican States, 6.75%, 9/27/34	4,714,220

Shares

		Common Stocks—0.0%
1,895	[8]	Critical Care Systems Intl., Inc.	11,844

		Total Long-Term Investments (cost $449,354,125)	448,621,855

Contracts/
Notional
Amount
(000)

	OUTSTANDING OPTIONS PURCHASED—0.3%
	Interest Rate Swaps,
7,300	Trust pays 5.39%, Trust receives 3-month LIBOR, expires 3/19/12	313,900
7,300	Trust pays 3-month LIBOR, Trust receives 5.39%, expires 3/19/12	254,259
8,000	Trust pays 5.40%, Trust receives 3-month LIBOR, expires 7/27/07	25,348
5,500	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	321,097
5,500	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	277,552
61	U.S. Treasury Notes Future, expiring 6/16/07	953

	Total Outstanding Options Purchased (cost $1,329,528)	1,193,109

	Total investments before TBA sale commitment and outstanding options written (cost $450,683,6539)	449,814,964

Principal
Amount
(000)

TBA SALE COMMITMENT—(6.4)%
$(24,900)	Federal National Mortgage Assoc., TBA, 5.50%, 5/14/37 (proceeds $24,627,656)	(24,619,875)

Notional Amount (000)	Description	Value

	OUTSTANDING OPTIONS WRITTEN—(0.4)%
	Interest Rate Swaps,
(7,300)	Trust pays 3-month LIBOR, Trust receives 5.148%, expires 3/19/08	$(161,841)
(7,300)	Trust pays 5.115%, Trust receives 3-month LIBOR, expires 3/19/08	(117,676)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(104,642)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(104,642)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(276,706)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(544,323)
(5,300)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(193,409)
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(138,217)

	Total Outstanding Options Written (premium received $2,478,560)	(1,641,456)

	Total investments net of TBA sale commitment and outstanding options written—110.0%	$423,553,633
	Liabilities in excess of other assets—(10.0)%	(38,642,762)

	Net Assets—100%	$384,910,871

[1]	Variable rate security. Rate shown is interest rate as of April 30, 2007.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[3]

Security, or a portion thereof, pledged as collateral with a value of $7,226,308 on 1,910 long U.S. Treasury Bonds futures contracts expiring June 2007, 721 short Eurodollar futures contracts expiring June 2007 to December 2007 and 719 short U.S. Treasury Note futures contracts expiring June 2007. The notional value of such contracts on April 30, 2007 was $33,630,859, with an unrealized loss of $384,757.

[4]	Represents an investment in an affiliate.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 11.3% of its net assets, with a current market value of $43,385,078, in securities restricted as to resale.

[6]	Rate shown is effective yield of the underlying collateral as of April 30, 2007.
[7]	The security is a perpetual bond and has no stated maturity date.
[8]	Non-income producing security.
[9]

Cost for federal income tax purposes is $451,652,978. The net unrealized depreciation on a tax basis is $1,838,014, consisting of $6,333,598 gross unrealized appreciation and $8,171,612 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
LIBOR	—	London Interbank Offered Rate
TBA	—	To Be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (unaudited)
BlackRock Income Trust Inc. (BKT)

(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—105.6%
		Mortgage Pass-Through Securities—25.3%
		Federal Home Loan Mortgage Corp.,
$775	[1]	4.019%, 1/01/35	$769,431
809	[1]	4.934%, 10/01/34	800,931
9,723		5.50%, 12/01/21-3/01/22	9,736,029
28	[1]	6.01%, 11/01/17	28,353
70		6.50%, 5/01/29-5/01/30	72,657
22		8.00%, 11/01/15	22,432
—		8.50%, 3/01/08	87
142		9.00%, 9/01/20	152,318
		Federal National Mortgage Assoc.,
18,754		5.00%, 6/01/33-7/01/34	18,160,894
48,113		5.50%, 6/01/21-3/01/37	47,925,680
3,125		5.97%, 8/01/16	3,293,250
6,517		6.00%, 11/01/31-10/01/36	6,587,712
16,073		6.50%, 2/01/26-11/01/36	16,435,008
—		7.50%, 2/01/22	249
75		8.00%, 5/01/08-5/01/22	75,384
4		9.50%, 1/01/19-9/01/19	4,283
		Government National Mortgage Assoc.,
49		7.00%, 10/15/17	50,620
437		7.50%, 8/15/21-12/15/23	453,520
226		8.00%, 10/15/22-2/15/29	241,799
21		9.00%, 6/15/18-9/15/21	22,864

		Total Mortgage Pass-Through Securities	104,833,501

		Federal Housing Administration Securities—2.0%
397		General Motors Acceptance Corp. Colonial, 7.40%, 12/01/22	401,404
		General Motors Acceptance Corp. Projects,
292	[2]	Ser. 51, 7.43%, 2/01/23	295,534
491		Ser. 56, 7.43%, 11/01/22	497,297
50	[3]	Merrill Projects, Ser. 54, 7.43%, 5/15/23	51,029
782		Reilly Project, Ser. 41, 8.28%, 3/01/20	789,563
		USGI Projects,
108		Ser. 87, 7.43%, 12/01/22	109,441
336		Ser. 99,7.43%, 10/01/23	340,144
5,562		Ser. 6094, 7.43%, 6/01/21	5,628,445

		Total Federal Housing Administration Securities	8,112,857

		Agency Multiple Class Mortgage Pass-Through Securities—28.1%
		Federal Home Loan Mortgage Corp.,
4,472	[1]	Ser. 11, Class A9, 2.319%, 1/25/28	3,264,598
203		Ser. 19, Class F, 8.50%, 3/15/20	202,269
814		Ser. 40, Class K, 6.50%, 8/17/24	835,949
—	[1]	Ser. 192, Class U, 1,009.033%, 2/15/22	9
—		Ser. 1057, Class J, 1,008.001%, 3/15/21	1,722
3,000		Ser. 1598, Class J, 6.50%, 10/15/08	2,991,480
437		Ser. 1961, Class H, 6.50%, 5/15/12	441,843
9,110		Ser. 2218, Class Z, 8.50%, 3/15/30	9,983,777
14,295		Ser. 2461, Class Z, 6.50%, 6/15/32	14,788,518
10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,572,439
2,475		Ser. 2562, Class PG, 5.00%, 1/15/18	2,444,896
928		Ser. 2564, Class NC, 5.00%, 2/15/33	886,408
2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	2,028,606

Principal Amount (000)		Description	Value

		Agency Multiple Class Mortgage Pass-Through Securities—(cont’d)
$11,689		Ser. 2758, Class KV, 5.50%, 5/15/23	$11,734,831
1,573		Ser. 2765, Class UA, 4.00%, 3/15/11	1,519,738
3,301		Ser. 2806, Class VC, 6.00%, 12/15/19	3,392,397
2,337		Ser. 2927, Class BZ, 5.50%, 2/15/35	2,277,669
2,667		Ser. 2996, Class MK, 5.50%, 6/15/35	2,692,501
		Federal National Mortgage Assoc.,
1,256	[1]	Ser. 2, Class KP, 1.133%, 2/25/35	1,174,544
4,996		Ser. 28, Class PB, 6.00%, 8/25/28	5,014,496
2,307		Ser. 29, Class HC, 7.50%, 7/25/30	2,445,614
2,294		Ser. 31, Class ZG, 7.50%, 5/25/34	2,783,937
7,503		Ser. 32, Class VT, 6.00%, 9/25/15	7,636,928
61	[1]	Ser. 38, Class F, 8.325%, 4/25/21	63,380
4,395		Ser. 38, Class Z, 5.00%, 5/25/36	4,369,279
2,891		Ser. 68, Class PC, 5.50%, 7/25/35	2,912,592
12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,483,816
		Government National Mortgage Assoc.,
1,151		Ser. 5, Class Z, 7.00%, 5/16/26	1,197,628
1,932		Ser. 33, Class PB, 6.50%, 7/20/31	1,970,018
4,357		Ser. 89, Class PE, 6.00%, 10/20/34	4,473,538

		Total Agency Multiple Class Mortgage Pass-Through Securities	116,585,420

		Non-Agency Multiple Class Mortgage Pass-Through Securities—8.2%
6,570		CWALT, Inc., Ser. 28CB, Class 1A5, 5.50%, 8/25/35	6,576,806
1,726		MASTR Alternative Loan Trust, Ser. 7, Class 4A3, 8.00%, 11/25/18	1,828,877
7,928		MASTR Asset Securitization Trust, Ser. 12, Class 3A5, 5.25%, 10/25/14	7,815,210
6,211	[1]	Residential Asset Securitization Trust, Ser. A8, Class A2, 5.67%, 10/25/18	6,193,591
10,551		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	11,377,614
22	[1,4]	Summit Mortgage Trust, Ser. 1, Class B1, 6.596%, 12/28/12	21,828

		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	33,813,926

		Inverse Floating Rate Mortgage Securities—3.1%
		Federal Home Loan Mortgage Corp.,
34	[1]	Ser. 1160, Class F, 17.319%, 10/15/21	34,629
163	[1,5]	Ser. 1616, Class SB, 8.50%, 11/15/08	163,008
459	[1]	Ser. 1688, Class S, 9.549%, 12/15/13	465,917
3,957	[1]	Ser. 3167, Class SX, 5.58%, 6/15/36	3,933,489
		Federal National Mortgage Assoc.,
—	[1]	Ser. 7, Class S, 541.833%, 3/25/21	6,872
1	[1]	Ser. 17, Class S, 531.967%, 6/25/21	10,291
62	[1]	Ser. 38, Class SA, 10.186%, 4/25/21	65,891
—	[1]	Ser. 46, Class S, 1,295.281%, 5/25/21	7,980
—	[1]	Ser. 49, Class S, 479.05%, 12/25/21	3,636
196	[1]	Ser. 72, Class S, 8.75%, 5/25/08	198,990
6,307	[1]	Ser. 73, Class DS, 3.718%, 8/25/35	6,039,926
136	[1]	Ser. 87, Class S, 12.522%, 8/25/21	162,980
71	[1]	Ser. 93, Class S, 8.50%, 5/25/08	71,391
27	[1]	Ser. 170, Class SC, 9.00%, 9/25/08	27,740

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Inverse Floating Rate Mortgage Securities—(cont’d)
$407	[1]	Ser. 196, Class SC, 8.124%, 10/25/08	$412,088
182	[1]	Ser. 214, Class SH, 4.359%, 12/25/08	182,122
984	[1]	Ser. 247, Class SN, 10.00%, 12/25/23	1,074,407
118	[1]	Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 6.741%, 8/25/23	117,867

		Total Inverse Floating Rate Mortgage Securities	12,979,224

		Interest Only Asset-Backed Securities—0.2%
563	[1,4]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.915%, 6/15/17	1,253
		Sterling Coofs Trust,
20,229		Ser. 1, 2.362%, 4/15/29	606,857
15,189		Ser. 2, 2.126%, 3/30/30	417,697

		Total Interest Only Asset-Backed Securities	1,025,807

		Interest Only Mortgage-Backed Securities—12.6%
1,635		ABN Amro Mortgage Corp., Ser. 4, Class A2, 5.50%, 3/25/33	60,810
241,128	[1]	Banc of America Mortgage Securities, Inc., Ser. 3, Class 1A, 0.285%, 5/25/18	1,587,542
70,676	[1]	Commercial Mortgage Acceptance Corp., Ser. ML1, 0.922%, 11/15/17	826,169
7,564	[1,4]	Credit Suisse First Boston Mortgage Securities Corp., Ser. C1, Class AX, 1.791%, 6/20/29	312,273
153,396	[1]	CWALT, Inc., Ser. 79CB, Class A2, Zero Coupon, 1/25/36	829,106
		Federal Home Loan Mortgage Corp.,
3,330	[1]	Ser. 60, Class HS, 0.625%, 4/25/24	20,608
—		Ser. 176, Class M, 1,010.00%, 7/15/21	80
—		Ser. 200, Class R, 93,522.906%, 12/15/22	387
1,874		Ser. 204, Class IO, 6.00%, 5/01/29	400,890
15	[1]	Ser. 1043, Class H, 20.813%, 2/15/21	15,539
—	[1]	Ser. 1054, Class I, 413.56%, 3/15/21	228
—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,511
—	[1]	Ser. 1148, Class E, 563.074%, 10/15/21	615
—		Ser. 1179, Class O, 1,009.389%, 11/15/21	107
232		Ser. 1706, Class IA, 7.00%, 10/15/23	11,541
79		Ser. 1720, Class PK, 7.50%, 1/15/24	5,567
3,330		Ser. 1914, Class PC, 0.75%, 12/15/11	38,390
839	[1]	Ser. 2296, Class SA, 2.43%, 3/15/16	45,861
442	[1]	Ser. 2444, Class ST, 2.65%, 9/15/29	14,349
132		Ser. 2513, Class BI, 5.50%, 12/15/15	1,361
1,543		Ser. 2542, Class MX, 5.50%, 5/15/22	276,320
2,888		Ser. 2545, Class NI, 5.50%, 3/15/22	417,661
764	[1]	Ser. 2559, Class IO, 0.768%, 8/15/30	6,180
4,674		Ser. 2561, Class EW, 5.00%, 9/15/16	427,071
11,350		Ser. 2611, Class QI, 5.50%, 9/15/32	1,989,755
2,753		Ser. 2633, Class PI, 4.50%, 3/15/12	39,224
16,760	[1]	Ser. 2647, Class IV, 0.45%, 7/15/33	959,003
3,539		Ser. 2653, Class MI, 5.00%, 4/15/26	322,832
5,425		Ser. 2658, Class PI, 4.50%, 6/15/13	176,153
4,033		Ser. 2672, Class TQ, 5.00%, 3/15/23	134,618
601		Ser. 2676, Class JI, 5.50%, 8/15/13	884

Principal Amount (000)		Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
$3,633		Ser. 2687, Class IL, 5.00%, 9/15/18	$424,775
4,783		Ser. 2687, Class IQ, 5.50%, 9/15/22	79,703
4,729		Ser. 2693, Class IB, 4.50%, 6/15/13	162,090
2,761		Ser. 2694, Class LI, 4.50%, 7/15/19	196,659
5,121		Ser. 2773, Class OX, 5.00%, 2/15/18	619,871
16,985	[1]	Ser. 2780, Class SM, 0.68%, 4/15/34	152,022
13		Ser. 2786, Class PI, 4.50%, 10/15/10	2
6,727		Ser. 2825, Class NI, 5.50%, 3/15/30	1,533,733
18,066	[1]	Ser. 2865, Class SR, 0.405%, 10/15/33	668,563
12,235	[1]	Ser. 2865, Class SV, 0.584%, 10/15/33	659,232
1,922		Ser. 2949, Class IO, 5.50%, 3/15/35	202,382
35,670	[1]	Ser. 2990, Class WR, 1.306%, 6/15/35	1,863,631
101,782	[1]	Ser. 3122, Class IS, 1.38%, 3/15/36	4,878,743
95,868	[1]	Ser. 3225, Class EY, 0.97%, 10/15/36	4,125,727
		Federal National Mortgage Assoc.,
226		Ser. 5, Class H, 9.00%, 1/25/22	54,499
13		Ser. 7, Class 2, 8.50%, 4/01/17	2,477
4,411		Ser. 9, Class BI, 5.50%, 10/25/22	622,097
1	[1]	Ser. 10, Class S, 524.318%, 5/25/21	20,778
1		Ser. 12, Class C, 1,016.897%, 2/25/22	16,815
1	[1]	Ser. 12, Class S, 553.577%, 5/25/21	17,151
4,888		Ser. 13, Class IG, 5.00%, 10/25/22	189,381
2,520		Ser. 16, Class PI, 5.00%, 11/25/12	21,325
1		Ser. 33, Class PV, 1,078.42%, 10/25/21	24,302
1,159	[1]	Ser. 33, Class SG, 2.756%, 3/25/09	27,233
53,218	[1]	Ser. 36, Class SP, 1.38%, 5/25/36	3,175,209
—		Ser. 38, Class N, 1,008.50%, 4/25/21	630
1,045		Ser. 43, Class LC, 6.00%, 3/25/34	262,562
1		Ser. 50, Class G, 1,158.628%, 12/25/21	11,674
749	[1]	Ser. 50, Class SI, 1.20%, 4/25/23	27,076
4,625		Ser. 51, Class IE, 5.50%, 4/25/26	147,643
6,044		Ser. 55, Class GI, 5.00%, 7/25/19	595,390
13,278	[1]	Ser. 55, Class SB, 0.83%, 7/25/35	473,776
4,077	[1]	Ser. 59, Class S, 4.924%, 10/25/22	632,270
650	[1]	Ser. 60, Class SB, 1.60%, 10/25/22	31,478
322		Ser. 62, Class IC, 5.50%, 7/25/15	7,533
5,899		Ser. 66, Class CI, 5.00%, 7/25/33	1,237,708
2,265	[1]	Ser. 68, Class SC, 2.756%, 1/25/24	122,500
14,882	[1]	Ser. 73, Class ST, 0.81%, 8/25/35	508,238
6,389		Ser. 88, Class TI, 4.50%, 11/25/13	201,442
24		Ser. 89, Class 2, 8.00%, 6/01/18	5,357
32,838	[1]	Ser. 90, Class JH, 1.38%, 11/25/34	1,611,153
14,206		Ser. 90, Class M, 6.00%, 1/25/28	2,910,406
7		Ser. 94, Class 2, 9.50%, 8/01/21	1,605
—		Ser. 99, Class L, 930.00%, 8/25/21	7,527
3,741		Ser. 122, Class IC, 5.00%, 9/25/18	449,495
—		Ser. 123, Class M, 1,009.50%, 10/25/20	1,306
28	[1]	Ser. 136, Class S, 14.746%, 11/25/20	33,887
—		Ser. 139, Class PT, 648.35%, 10/25/21	8,495
—	[1]	Ser. 141, Class SA, 13.625%, 8/25/07	8
2,411	[1]	Ser. 199, Class SB, 2.156%, 10/25/23	147,759
689		Ser. W4, Class IO, 6.50%, 12/25/28	156,552
98		First Boston Mortgage Securities Corp., Ser. C, Class I, 10.965%, 4/25/17	25,381

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
		First Horizon Alternative Mortgage Securities,
$49,865	[1]	Ser. FA2, Class 1A4, 0.18%, 5/25/36	$231,100
78,150	[1]	Ser. FA7, Class 1A7, Zero Coupon, 10/25/35	863,521
195,278	[1]	Ser. FA9, Class A2, Zero Coupon, 12/25/35	550,215
14,599	[1]	General Motors Acceptance Corp., Commercial Mortgage Securities, Inc., Ser. C1, Class X, 1.513%, 7/15/27	390,066
8,896	[1,4]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.988%, 2/19/25	188,230
		Government National Mortgage Assoc.,
1,890		Ser. 39, Class ID, 5.00%, 5/20/33	476,041
2,228		Ser. 58, Class IT, 5.50%, 7/20/33	303,186
4,732		Ser. 75, Class IJ, 5.50%, 7/20/25	94,837
18,701	[1]	Ser. 89, Classl SA, 0.58%, 10/16/33	609,117
161,549		Indymac Index Mortgage Loan Trust, Ser. AR33, Class 4AX, 0.165%, 1/25/37	656,293
77		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 9.50%, 4/22/18	16,105
26,661		MASTR Adjustable Rate Mortgages Trust, Ser. 3, Class 3AX, 0.977%, 4/25/34	492,696
1,470		MASTR Alternative Loan Trust, Ser. 9, Class 15X2, 6.00%, 1/25/19	251,512
1,856		Morgan Stanley Capital Trust I, Ser. 3, Class 1AX, 5.00%, 5/25/19	277,205
156,526	[1]	Residential Accredit Loans, Inc., Ser. QS16, Class A2, Zero Coupon, 11/25/35	311,424
83,758	[1]	Sequoia Mortgage Trust, Ser. 2, Class XA, 1.021%, 3/20/35	601,947
8,970	[2]	Small Business Administration, Ser. 1, 1.381%, 4/01/15	1
		Structured Adjustable Rate Mortgage Loan Trust,
5,680	[1]	Ser. 18, Class 7AX, 5.50%, 9/25/35	1,006,068
16,283	[1]	Ser. 2, Class 4AX, 5.50%, 3/25/36	2,758,290
4,706		Ser. 20, Class 3AX, 5.50%, 10/25/35	764,702
47,983	[1]	Ser. 7, Class 3AS, 6.441%, 8/25/36	2,938,966
93,800	[1]	Vendee Mortgage Trust, Ser. 2, Class 1, 0.052%, 5/15/29	237,567

		Total Interest Only Mortgage-Backed Securities	52,298,975

		Principal Only Mortgage-Backed Securities—5.4%
		Countrywide Home Loans, Inc.,
5,730	[6]	Ser. 26, 4.944%, 8/25/33	4,517,145
1,092	[6]	Ser. J4, 5.142%, 6/25/33	832,319
1,575	[6]	Ser. J5, 4.911%, 7/25/33	1,270,076
1,220	[6]	Ser. J8, 4.787%, 9/25/23	994,394
		Drexel Burnham Lambert, Inc.,
27	[6]	Ser. K, Class 1, 11.50%, 9/23/17	26,413
325	[6]	Ser. V, Class 1, 11.50%, 9/01/18	300,724
		Federal Home Loan Mortgage Corp.,
254	[6]	Ser. 8, Class A10, 6.737%, 11/15/28	213,394
166	[6]	Ser. 1418, Class M, 7.50%, 11/15/22	155,068
577	[6]	Ser. 1571, Class G, 7.50%, 8/15/23	528,334
2,202	[6]	Ser. 1691, Class B, 7.50%, 3/15/24	1,911,323
205	[6]	Ser. 1739, Class B, 7.50%, 2/15/24	185,895

Principal Amount (000)		Description	Value

		Principal Only Mortgage-Backed Securities—(cont’d)
		Federal National Mortgage Assoc.,
$321	[6]	Ser. 2, Class KB, 8.00%, 1/25/23	$268,714
46	[6]	Ser. 7, Class J, 10.00%, 2/25/21	38,824
980	[6]	Ser. 13, Class PR, 6.50%, 3/25/32	773,744
154	[6]	Ser. 51, Class E, 8.00%, 2/25/23	131,366
27	[6]	Ser. 70, Class A, 7.00%, 5/25/23	22,412
62	[6]	Ser. 167, Class D, 8.50%, 10/25/17	58,630
48	[6]	Ser. 203, Class 1, 8.00%, 2/01/23	41,252
33	[6]	Ser. 228, Class 1, 7.00%, 5/01/23	26,614
2,030	[6]	Ser. 249, Class B, 7.50%, 11/25/23	1,639,440
255	[6]	Ser. 273, Class 1, 7.00%, 7/01/26	208,354
4,775	[6]	Ser. 328, Class 1, 6.00%, 11/01/32	3,743,792
3,831	[6]	Ser. 338, Class 1, 5.50%, 6/01/33	2,924,391
361	[6]	Ser. W4, Class PO, 5.985%, 2/25/29	283,408
314	[6]	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 5.634%, 3/25/34	173,896
983	[6]	Residential Asset Securitization Trust, Ser. A15, Class 1A8, 5.713%, 2/25/36	525,701
14	[2,6]	Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 7.031%, 4/25/24	13,351
999	[6]	Washington Mutual, Ser. 9, Class CP, 5.112%, 11/25/35	760,472

		Total Principal Only Mortgage-Backed Securities	22,569,446

		Collateralized Mortgage Obligation Residual Securities—0.0%
		Collateralized Mortgage Obligation Trust,
—		Ser. 40, Class R, 580.50%, 4/01/18	347
—		Ser. 42, Class R, 6,000.00%, 10/01/14	4,335
		Federal Home Loan Mortgage Corp.,
—		Ser. 19, Class R, 9,427.227%, 3/15/20	3,344
—		Ser. 75, Class R, 9.50%, 1/15/21	5
—		Ser. 75, Class RS, 17.018%, 1/15/21	5
—		Ser. 173, Class R, 9.00%, 11/15/21	24
—		Ser. 173, Class RS, 9.113%, 11/15/21	25
13		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—

		Total Collateralized Mortgage Obligation Residual Securities	8,085

		U.S. Government and Agency Securities—19.4%
		Overseas Private Investment Corp.,
318		4.09%, 5/29/12	301,848
890	[1]	4.30%, 5/29/12	867,533
668		4.64%, 5/29/12	659,646
377		4.68%, 5/29/12	361,766
2,858		4.87%, 5/29/12	2,850,435
3,554	[1]	5.40%, 5/29/12	3,727,495
13,000		Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	4,154,007
		Small Business Administration,
688		Ser. 20C-1, 7.15%, 3/01/17	714,377
742		Ser. 20E-1, 7.60%, 5/01/16	773,193
1,011		Ser. 20F-1, 7.55%, 6/01/16	1,052,745
613		Ser. 20G-1, 7.70%, 7/01/16	640,302
1,010		Ser. 20H-1, 7.25%, 8/01/16	1,049,248
1,673		Ser. 20K-1, 6.95%, 11/01/16	1,729,081

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		U.S. Government and Agency Securities—(cont’d)
$19,400	[5,7]	U.S. Treasury Notes, 4.00%, 8/31/07	$19,334,835
100,000	[5,7]	U.S. Treasury Strip, Zero Coupon, 11/15/24	42,200,400

		Total U.S. Government and Agency Securities	80,416,911

		Corporate Bond—0.7%
2,857	[2]	Structured Asset Receivable Trust, 5.114%, 1/21/10	2,855,424

		Commercial Mortgage-Backed Security—0.6%
2,420	[1]	Credit Suisse Mortgage Capital Certificates, Ser. C2, Class A3, 5.542%, 1/15/49	2,442,976

		Total Long-Term Investments (cost $455,226,074)	437,942,552

Notional Amount (000)

	OUTSTANDING OPTIONS PURCHASED—0.3%
	Interest Rate Swaps,
7,300	Trust pays 3-month LIBOR, Trust receives 5.39%, expires 3/19/12	254,259
5,500	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	277,552
7,300	Trust pays 5.39%, Trust receives 3-month LIBOR, expires 3/19/12	313,900
8,200	Trust pays 5.40%, Trust receives 3-month LIBOR, expires 7/27/07	25,982
5,500	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	321,096

`	Total Outstanding Options Purchased (cost $1,303,850)	1,192,789

	Total investments before borrowed bonds, investments sold short, TBA sale commitments, and outstanding options written (cost $456,529,9248)	439,135,341

Principal Amount (000)

		BORROWED BONDS—14.9%
$32,808	[9]	U.S. Treasury Bonds, 5.00%, TBD	32,808,000
29,060	[9]	U.S. Treasury Notes, 5.00%, TBD	29,059,750

		Total Borrowed Bonds (cost $61,867,750)	61,867,750

Principal Amount (000)	Description	Value

	INVESTMENTS SOLD SHORT—(11.8)%
	U.S. Treasury Bonds,
$(12,930)	5.375%, 2/15/31	$(13,849,245)
(15,750)	6.25%, 8/15/23	(18,160,490)
	U.S. Treasury Notes,
(14,900)	4.00%, 2/15/15	(14,322,625)
(2,500)	5.125%, 5/15/16	(2,591,113)

	Total Investments Sold Short (proceeds $49,629,126)	(48,923,473)

	TBA SALE COMMITMENTS—(4.8)%
	Federal National Mortgage Assoc.,
(5,200)	5.00%, 5/14/37	(5,022,877)
(15,000)	5.50%, 5/14/37	(14,831,250)

	Total TBA Sale Commitments (proceeds $19,885,469)	(19,854,127)

Notional Amount (000)

	OUTSTANDING OPTIONS WRITTEN—(0.4)%
	Interest Rate Swaps,
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(104,642)
(7,300)	Trust pays 3-month LIBOR, Trust receives 5.148%, expires 3/19/08	(161,841)
(5,400)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(140,825)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(276,706)
(7,300)	Trust pays 5.115%, Trust receives 3-month LIBOR, expires 3/19/08	(117,676)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(104,642)
(5,400)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(197,058)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(544,323)

	Total Outstanding Options Written (premium received $2,486,055)	(1,647,713)

	Total investments net of borrowed bonds, investments sold short, TBA sale commitments and outstanding options written—103.8%	$430,577,778
	Liabilities in excess of other assets—(3.8)%	(15,685,340)

	Net Assets—100%	$414,892,438

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

[1]	Variable rate security. Rate shown is interest rate as of April 30, 2007.
[2]	Illiquid security. As of April 30, 2007, the Trust held 0.8% of its net assets, with a current market value of $3,164,310, in these securities.
[3]	Represents an investment in an affiliate.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 0.1% of its net assets, with a current market value of $523,584, in securities restricted as to resale.

[5]

Security, or a portion thereof, pledged as collateral with a value of $8,748,968 on 1,092 long U.S. Treasury Note futures contracts expiring June 2007, 1,214 short Eurodollar futures contracts expiring June 2007 to September 2009 and 709 short U.S. Treasury Bond futures contracts expiring June 2007. The notional value of such contracts on April 30, 2007 was $250,399,713, with an unrealized gain of $1,296,868.

[6]	Rate shown is effective yield of the underlying collateral as of April 30, 2007.
[7]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[8]

Cost for federal income tax purposes is $457,237,846. The net unrealized depreciation on a tax basis is $18,102,505, consisting of $11,101,899 gross unrealized appreciation and $29,204,404 gross unrealized depreciation.

[9]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

KEY TO ABBREVIATIONS

LIBOR	—	London Interbank Offered Rate
TBA	—	To Be Announced
TBD	—	To Be Determined

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (unaudited)
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—141.9%
		Corporate Bonds—59.0%
		Aerospace & Defense—1.5%
$1,560		AAR Corp., Ser. A2, 8.39%, 5/15/11	$1,575,600
745	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	783,181
5,676		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	6,101,700
		DRS Technologies, Inc.,
330		6.875%, 11/01/13	333,300
310		7.625%, 2/01/18	324,725
755		Sequa Corp., 9.00%, 8/01/09	798,413
570	[1]	TransDigm, Inc., 7.75%, 7/15/14	591,375

		Total Aerospace & Defense	10,508,294

		Automotive—2.4%
850		Accuride Corp., 8.50%, 2/01/15	877,625
		AutoNation, Inc.,
690		7.00%, 4/15/14	693,450
690	[2]	7.356%, 4/15/13	696,037
130	[1,2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	133,575
7,500	[3]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,395,345
500		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	502,500
2,225		Lear Corp., Ser. B, 8.75%, 12/01/16	2,166,594
1,000	[3]	Metaldyne Corp., 11.00%, 11/01/13	1,030,000
3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,648,750

		Total Automotive	17,143,876

		Basic Materials—5.5%
1,630		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	1,409,950
2,200		AK Steel Corp., 7.75%, 6/15/12	2,271,500
1,100	[1]	American Pacific Corp., 9.00%, 2/01/15	1,105,500
670	[2]	Bowater, Inc., 8.355%, 3/15/10	673,350
120		Chemtura Corp., 6.875%, 6/01/16	118,200
750		CPG Intl. I, Inc., 10.50%, 7/01/13	787,500
		Domtar, Inc. (Canada)
300		7.125%, 8/15/15	305,625
140		7.875%, 10/15/11	148,225
740		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	740,000
		Freeport-McMoRan Copper & Gold, Inc.,
4,280	[3]	8.375%, 4/01/17	4,681,250
750	[2]	8.564%, 4/01/15	790,313
		Huntsman LLC,
1,950	[3]	11.625%, 10/15/10	2,101,125
310		12.00%, 7/15/12	345,650
		Ineos Group Holdings Plc (United Kingdom)
2,885	[1]	8.50%, 2/15/16	2,791,237
1,490		(EUR), 7.875%, 2/07/16	1,921,494
2,225		Innophos, Inc., 8.875%, 8/15/14	2,330,688
980	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	989,800
		Lyondell Chemical Co.,
1,100		8.00%, 9/15/14	1,152,250

Principal Amount (000)		Description	Value

		Basic Materials—(cont’d)
$1,835		8.25%, 9/15/16	$1,963,450
560		10.50%, 6/01/13	613,900
3,020	[3]	11.125%, 7/15/12	3,216,300
215		Nalco Co., 8.875%, 11/15/13	230,050
		NewPage Corp.,
810		10.00%, 5/01/12	895,050
1,500	[2,3]	11.606%, 5/01/12	1,663,125
300		12.00%, 5/01/13	333,375
2,690	[2]	Nova Chemicals Corp., 8.502%, 11/15/13 (Canada)	2,737,075
2,020	[1]	Pregis Corp., 12.375%, 10/15/13	2,222,000
730	[1]	Terra Capital, Inc., 7.00%, 2/01/17	715,400
60	[1]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	64,200

		Total Basic Materials	39,317,582

		Building & Development—0.9%
3,000	[3]	DR Horton, Inc., 5.875%, 7/01/13	2,924,886
		Goodman Global Holding Co., Inc.,
2,000		7.875%, 12/15/12	2,015,000
269	[2]	8.36%, 6/15/12	273,035
890		Nortek, Inc., 8.50%, 9/01/14	881,100
270		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	278,100

		Total Building & Development	6,372,121

		Commercial Services—0.2%
350		FTI Consulting, Inc., 7.75%, 10/01/16	365,313
875	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	923,125

		Total Commercial Services	1,288,438

		Conglomerates—1.1%
7,500	[3]	Tyco Intl. Group S.A., 6.125%, 11/01/08 (Luxembourg)	7,609,560

		Consumer Products—5.3%
2,085	[2]	Ames True Temper, Inc., 9.356%, 1/15/12	2,126,700
		General Nutrition Centers, Inc.,
2,250	[1]	9.796%, 3/15/14	2,202,187
1,880	[1]	10.75%, 3/15/15	1,875,300
5,000	[3]	Group 1 Automotive, Inc., 8.25%, 8/15/13	5,175,000
4,400	[3]	JC Penney Co., Inc., 8.00%, 3/01/10	4,708,902
1,505		Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,557,675
		Michaels Stores, Inc.,
2,210	[1]	10.00%, 11/01/14	2,425,475
2,496	[1]	11.375%, 11/01/16	2,751,564
173		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	190,733
210	[1,2]	Nutro Products, Inc., 9.37%, 10/15/13	214,725
600		Quiksilver, Inc., 6.875%, 4/15/15	585,000
1,000		Reynolds American, Inc., 7.625%, 6/01/16	1,094,090
		Rite Aid Corp.,
3,320		7.50%, 3/01/17	3,311,700
5,000	[3]	8.125%, 5/01/10	5,162,500
1,790[1,3]		Sally Holdings LLC, 10.50%, 11/15/16	1,861,600
565		Spectrum Brands, Inc., 7.375%, 2/01/15	447,762
2,175		United Rentals NA, Inc., 7.00%, 2/15/14	2,218,500

		Total Consumer Products	37,909,413

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Containers & Packaging—0.7%
		Berry Plastics Holding Corp.,
$1,210		8.875%, 9/15/14	$1,246,300
835	[2]	9.23%, 9/15/14	853,788
885		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	935,887
585		Graham Packaging Co., Inc., 8.50%, 10/15/12	596,700
1,370	[1,2]	Impress Holdings BV, 8.481%, 9/15/13 (Netherlands)	1,402,501

		Total Containers & Packaging	5,035,176

		Ecological Services & Equipment—0.6%
2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,115,000
2,065		Waste Services, Inc., 9.50%, 4/15/14	2,178,575

		Total Ecological Services & Equipment	4,293,575

		Energy—6.1%
5,500	[1,3]	AES Corp., 8.75%, 5/15/13	5,864,375
550		Berry Petroleum Co., 8.25%, 11/01/16	552,063
1,210		Chaparral Energy, Inc., 8.50%, 12/01/15	1,228,150
		Chesapeake Energy Corp.,
650		6.375%, 6/15/15	650,813
100		6.875%, 11/15/20	100,750
4,000	[3]	7.50%, 9/15/13	4,180,000
		Compagnie Generale de Geophysique-Veritas (France)
255		7.50%, 5/15/15	267,750
420		7.75%, 5/15/17	445,200
925		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	918,062
1,640		East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	1,574,400
590		Edison Mission Energy, 7.50%, 6/15/13	613,600
400		El Paso Corp., 7.80%, 8/01/31	446,000
400		El Paso Natural Gas Co., 8.875%, 6/15/32	499,556
161		Elwood Energy LLC, 8.159%, 7/05/26	170,716
		Encore Acquisition Co.,
250		6.00%, 7/15/15	228,750
200		7.25%, 12/01/17	193,500
495		Exco Resources, Inc., 7.25%, 1/15/11	496,238
380	[3]	Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	377,150
895		KCS Energy, Inc., 7.125%, 4/01/12	886,050
4,324	[3]	Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	4,767,502
625		Mirant Americas Generation LLC, 8.30%, 5/01/11	660,937
500		Mission Energy Holdings Co., 13.50%, 7/15/08	546,250
		NRG Energy, Inc.,
210		7.25%, 2/01/14	217,350
1,185		7.375%, 2/01/16	1,230,919
1,990	[1]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	2,104,425
580		Orion Power Holdings, Inc., 12.00%, 5/01/10	669,900
		Reliant Energy, Inc.,
1,035		6.75%, 12/15/14	1,084,162
170		9.25%, 7/15/10	178,288
1,515	[1]	Sabine Pass LNG LP, 7.50%, 11/30/16	1,556,662

Principal Amount (000)		Description	Value

		Energy—(cont’d)
$1,240	[1]	SemGroup LP, 8.75%, 11/15/15	$1,280,300
1,890	[1,2]	Stone Energy Corp., 8.106%, 7/15/10	1,890,000
5,000		Swift Energy Co., 9.375%, 5/01/12	5,225,000
725	[1]	Targa Resources, Inc., 8.50%, 11/01/13	746,750
1,550		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	1,519,400

		Total Energy	43,370,968

		Entertainment & Leisure—1.3%
505		AMC Entertainment, Inc., 11.00%, 2/01/16	579,487
370		Cinemark, Inc., Zero Coupon, 3/15/14	340,400
1,430	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	1,533,675
1,100		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	913,000
4,425		MGM Mirage, 9.75%, 6/01/07	4,441,594
250		Poster Financial Group, Inc., 8.75%, 12/01/11	260,000
1,255	[1]	TDS Investor, 9.875%, 9/01/14	1,342,850
100		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	100,250

		Total Entertainment & Leisure	9,511,256

		Financial Institutions—6.7%
		American Real Estate Partners LP/American Real Estate Finance Corp.,
1,480	[3]	7.125%, 2/15/13	1,455,950
5,860	[3]	8.125%, 6/01/11	5,977,200
790	[1,2]	BMS Holdings, Inc., 12.40%, 2/15/12	791,975
490		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	494,900
		Ford Motor Credit Co.,
2,800		7.375%, 2/01/11	2,769,379
940	[2]	8.105%, 1/13/12	927,134
60	[2]	9.806%, 4/15/12	64,128
2,735	[3]	General Motors Acceptance Corp., 6.875%, 8/28/12	2,733,085
3,494	[1]	iPayment Investors LP, 11.625%, 7/15/14	3,633,496
950		iPayment, Inc., 9.75%, 5/15/14	989,187
900		K&F Acquisition, Inc., 7.75%, 11/15/14	963,000
5,000	[1,3]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,002,500
200	[2]	Marsh & McLennan Cos., Inc., 5.495%, 7/13/07	200,026
		Momentive Performance Materials, Inc.,
3,430	[1]	10.125%, 12/01/14	3,635,800
1,310	[1]	11.50%, 12/01/16	1,401,700
		Rainbow National Services LLC,
925	[1]	8.75%, 9/01/12	987,438
4,835	[1]	10.375%, 9/01/14	5,445,419
1,480		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,602,100
5,146	[4]	Structured Asset Receivable Trust, 5.114%, 1/21/10	5,143,007
220	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	225,775
2,930	[1]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	2,973,950

		Total Financial Institutions	47,417,149

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Health Care—1.9%
$5,000	[3]	Concentra Operating Corp., 9.50%, 8/15/10	$5,275,000
		HealthSouth Corp.,
860	[1]	10.75%, 6/15/16	937,400
1,390	[1,2]	11.354%, 6/15/14	1,511,625
3,000		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	3,168,750
1,045		Tenet Healthcare Corp., 6.875%, 11/15/31	836,000
1,830		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,960,563

		Total Health Care	13,689,338

		Industrials—2.3%
1,700	[1]	AGY Holding Corp., 11.00%, 11/15/14	1,787,125
4,000		Fasten Tech, Inc., 11.50%, 5/01/11	4,245,000
650		Hexcel Corp., 6.75%, 2/01/15	651,625
905		Park-Ohio Industries, Inc., 8.375%, 11/15/14	895,950
		RBS Global, Inc./Rexnord Corp.,
2,000		9.50%, 8/01/14	2,140,000
1,430		11.75%, 8/01/16	1,587,300
3,125	[1]	Sunstate Equipment Co. LLC,
		10.50%, 4/01/13	3,343,750
1,415		Trimas Corp., 9.875%, 6/15/12	1,468,063

		Total Industrials	16,118,813

		Media—9.1%
		Affinion Group, Inc.,
1,975		10.125%, 10/15/13	2,152,750
850		11.50%, 10/15/15	935,000
420		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	395,850
800	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	848,000
520		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	539,500
3,500		CBD Media, Inc., 8.625%, 6/01/11	3,679,375
950		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	1,009,375
		Charter Communications Holdings II
		LLC/Charter Communications Holdings II Capital Corp.,
2,255		10.25%, 9/15/10	2,401,575
865		Ser. B, 10.25%, 9/15/10	919,063
2,425	[1]	CMP Susquehanna Corp., 9.875%, 5/15/14	2,473,500
6,685	[3]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	6,913,092
1,650		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	1,796,437
500		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	527,500
		EchoStar DBS Corp.,
2,800		5.75%, 10/01/08	2,803,500
1,330		7.00%, 10/01/13	1,381,538
200		7.125%, 2/01/16	208,250
2,525	[1]	Idearc, Inc., 8.00%, 11/15/16	2,635,469
300	[1]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	317,250
740		LIN Television Corp., 6.50%, 5/15/13	728,900
820		MediaNews Group, Inc., 6.875%, 10/01/13	746,200
2,105		Network Communications, Inc., 10.75%, 12/01/13	2,157,625

Principal Amount (000)		Description	Value

		Media—(cont’d)
$2,790		Nexstar Finance, Inc., 7.00%, 1/15/14	$2,713,275
		Nielsen Finance LLC/Nielsen Finance Co.,
1,400	[1]	Zero Coupon, 8/01/16	1,011,500
4,340	[1,3]	10.00%, 8/01/14	4,741,450
2,000	[1,2]	Paxson Communications Corp., 8.606%, 1/15/12	2,040,000
1,900		Primedia, Inc., 8.00%, 5/15/13	1,976,000
4,260	[3]	RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	4,622,100
2,000		Salem Communications Corp., 7.75%, 12/15/10	2,045,000
460		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	461,150
185		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	185,000
1,965	[1]	Umbrella Acquisition, Inc., 9.75%, 3/15/15	1,979,737
		Vertis, Inc.,
2,390		9.75%, 4/01/09	2,443,775
865		Ser. B, 10.875%, 6/15/09	857,431
4,442		Young Broadcasting, Inc., 10.00%, 3/01/11	4,519,735

		Total Media	65,165,902

		Real Estate—0.3%
2,000	[3]	Rouse Co., 5.375%, 11/26/13	1,885,294

		Technology—3.8%
		Amkor Technology, Inc.,
2,063		7.75%, 5/15/13	2,042,370
600		9.25%, 6/01/16	636,000
1,965		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,871,662
		Freescale Semiconductor, Inc.,
5,460	[1]	9.125%, 12/15/14	5,432,700
600	[1,2]	9.23%, 12/15/14	600,000
430	[1]	Hynix Semiconductor, Inc.,
		9.875%, 7/01/12 (South Korea)	479,450
2,700	[1]	NXP BV/NXP Funding LLC,
		9.50%, 10/15/15 (Netherlands)	2,835,000
		Sanmina-SCI Corp.,
125		6.75%, 3/01/13	118,750
1,710	[3]	8.125%, 3/01/16	1,673,663
1,340		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	1,343,350
		SunGard Data Systems, Inc.,
590		9.125%, 8/15/13	632,775
2,600		10.25%, 8/15/15	2,860,000
3,765		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	3,915,600
872	[1]	UGS Capital Corp. II, 10.38%, 6/01/11	898,037
1,780		UGS Corp., 10.00%, 6/01/12	1,940,200

		Total Technology	27,279,557

		Telecommunications—8.4%
1,420		Cincinnati Bell, Inc., 7.25%, 7/15/13	1,476,800
1,830	[1]	Cricket Communications, Inc., 9.375%, 11/01/14	1,955,812
5,000	[3]	Deutsche Telekom Intl. Finance BV, 8.00%, 6/15/10 (Netherlands)	5,410,445
		Digicel Group Ltd. (Bermuda)
1,120	[1,3]	8.875%, 1/15/15	1,099,000
2,695	[1]	9.125%, 1/15/15	2,614,150
860	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	879,350

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Telecommunications—(cont’d)
$2,495		Intelsat Corp., 9.00%, 6/15/16	$2,735,144
		Intelsat Ltd. (Bermuda)
415	[2]	8.872%, 1/15/15	424,580
1,800		9.25%, 6/15/16	1,980,000
630		11.25%, 6/15/16	718,988
2,815	[2]	11.354%, 6/15/13	3,012,050
1,470		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	1,571,062
3,850	[1]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	4,138,750
		Nortel Networks Ltd. (Canada)
2,220	[1,2]	9.606%, 7/15/11	2,375,400
465	[1]	10.125%, 7/15/13	512,663
3,517		PanAmSat Corp., 9.00%, 8/15/14	3,798,360
3,231	[1,2]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	3,456,865
4,000	[2,3]	Qwest Communications Intl., Inc., 8.86%, 2/15/09	4,040,000
		Qwest Corp.,
1,000	[3]	7.875%, 9/01/11	1,065,000
2,500	[2,3]	8.605%, 6/15/13	2,734,375
3,675	[3]	9.125%, 3/15/12	4,060,875
3,595	[1]	West Corp., 11.00%, 10/15/16	3,927,537
1,500	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	1,732,500
		Windstream Corp.,
2,340	[3]	8.125%, 8/01/13	2,538,900
1,310		8.625%, 8/01/16	1,437,725

		Total Telecommunications	59,696,331

		Transportation—0.9%
520		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	527,800
1,715		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,676,413
111		Horizon Lines LLC, 9.00%, 11/01/12	116,828
2,150	[1]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	2,262,875
1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,833,562

		Total Transportation	6,417,478

		Total Corporate Bonds	420,030,121

		Bank Loans—55.8%
		Aerospace & Defense—0.5%
970		Arinc, Inc., Loan B, LIBOR + 2.00%, 2/15/11	972,425
1,960		DI Finance/DynCorp Intl., Loan B, LIBOR + 2.25%, 1/31/11	1,972,250
469		Primus Intl., Inc., Loan B, LIBOR + 2.50%, 6/16/12	470,896
495		Wesco Aircraft Hardware Corp., First Lien Loan, LIBOR + 2.25%, 9/29/13	498,668

		Total Aerospace & Defense	3,914,239

		Automotive—2.4%
2,000		Goodyear Tire & Rubber Co., Third Lien Loan, LIBOR + 3.50%, 4/01/11	2,006,500
741		IAP Worldwide Services, Inc., First Lien Loan, LIBOR + 4.25%, 12/31/12	741,088

Principal Amount (000)	Description	Value

	Automotive—(cont’d)
$1,496	Keystone Automotive Industries, Inc., Loan B, LIBOR, 1/15/12	$1,492,509
449	Lear Corp., First Lien Loan, LIBOR + 2.50%, 3/23/12	449,051
993	Mark IV Industries, Inc., First Lien Loan, LIBOR + 2.50%, 6/30/11	1,000,771
	Metaldyne Corp.,
98	Deposit Funded Loan, LIBOR, 1/15/12	98,813
667	LIBOR, 1/15/14	671,925
499	Motorsport Aftermarket Group, Inc., LIBOR, 11/15/13	502,491
	Navistar Intl. Corp.,
2,750	LIBOR + 3.25%, 1/30/12	2,784,947
1,000	Revolver Loan, LIBOR + 3.25%, 1/30/12	1,012,708
974	Rent-A-Center, Inc., Loan B, LIBOR + 1.75%, 6/30/12	975,516
	Reynolds & Reynolds Co.,
1,990	LIBOR + 2.00%, 10/31/12	1,997,462
1,250	Second Lien Loan, LIBOR + 5.50%, 10/31/13	1,276,562
2,444	TRW Automotive Acquisitions Corp., Loan B, LIBOR + 1.50%, 6/30/12	2,439,549

	Total Automotive	17,449,892

	Basic Materials—3.1%
	Basell N.V.,
417	Loan B2, 9/30/13	420,963
83	Loan B4, LIBOR + 2.25%, 8/01/13	84,193
417	Loan C2, LIBOR + 3.00%, 9/30/14	420,964
83	Loan C4, LIBOR + 3.00%, 8/01/14	84,193
810	Boise Cascade Corp., Loan D, LIBOR + 1.75%, 10/31/11	812,033
	Brenntag Holdings,
282	Loan B6, LIBOR + 2.25%, 9/15/14	389,184
218	Loan B6 B, LIBOR + 2.50%, 9/15/14	301,304
3,000	Cognis Deutschland, Loan B, LIBOR + 4.75%, 11/15/13	3,045,000
848	Compass Minerals Group, Inc., LIBOR + 1.50%, 12/31/12	848,846
	Ineos Group Holdings Plc,
1,350	Loan A4, LIBOR + 2.25%, 12/16/12	1,357,313
1,733	Loan B2, LIBOR + 2.25%, 12/16/13	1,751,062
1,733	Loan C2, LIBOR + 2.75%, 12/16/14	1,751,062
	Invista BV,
1,290	Loan B1, LIBOR + 1.50%, 4/30/11	1,289,939
684	Loan B2, LIBOR + 1.50%, 4/30/11	686,327
692	ISP Chemco, Inc., LIBOR + 1.75%, 2/28/13	695,470
1,237	John Maneely Co., Loan B, LIBOR + 3.25%, 12/15/13	1,238,436
1,562	Nalco Co., Loan B, LIBOR + 1.75%, 11/01/10	1,569,897
490	PQ Corp., LIBOR + 2.00%, 2/28/12	490,817
980	Rockwood Specialties Group, Inc., Loan E, LIBOR + 2.00%, 8/15/12	987,167
1,611	SP Newsprint, Loan B, LIBOR + 2.25%,1/09/10	1,617,153

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

	Basic Materials—(cont’d)
	UPC Technology Corp.,
$1,000	Loan J2, LIBOR + 2.00%, 3/31/13	$999,821
1,000	Loan K2, LIBOR + 2.00%, 12/31/13	999,821

	Total Basic Materials	21,840,965

	Building & Development—2.0%
398	Armstrong World Industries, Inc., LIBOR + 1.75%, 10/12/13	398,370
1,244	Beacon Roofing Supply, Inc., Loan B, LIBOR + 2.00%, 10/31/13	1,243,750
	Brand Energy & Infrastructure Services, Inc.,
500	First Lien Loan B, LIBOR + 2.25%, 2/15/14	502,032
500	Second Lien Loan, LIBOR, 2/15/15	504,062
2,494	Building Materials Holding Corp., LIBOR + 2.75%, 3/15/14	2,476,294
1,500	Custom Building Products, Inc., Second Lien Loan, LIBOR + 5.00%, 4/30/12	1,495,000
1,500	Edge-Star Partners, First Lien Loan, 4.00%, 11/18/07	1,492,500
250	Euramax Intl., Inc., Second Lien Loan, LIBOR + 7.00%, 7/15/13	242,500
1,500	Hanley Wood LLC, LIBOR + 2.25%,3/07/14	1,496,250
422	Maxim Crane Works LP, PRIME + 1.00%,1/28/10	421,657
496	Nacco Industries, Inc., TBD, 3/31/13	498,731
488	Nortek, Inc., Loan B, PRIME + 1.00%,8/24/11	488,719
850	Rhodes Ranch, First Lien Loan, LIBOR + 3.25%, 11/15/10	852,125
1,975	United Subcontractors, Inc., First Lien Loan, LIBOR + 2.75%, 12/31/12	1,963,480

	Total Building & Development	14,075,470

	Conglomerates—1.5%
	Atlantis Plastics, Inc.,
983	First Lien Loan, LIBOR + 4.00%, 9/30/11	976,605
250	Second Lien Loan, LIBOR + 9.00%,9/30/11	231,250
895	Blount Intl., Loan B, LIBOR + 1.75%,8/15/10	894,644
1,956	Colfax Corp., Loan B, LIBOR + 2.25%,11/30/11	1,965,462
	Invensys Plc,
1,000	Loan A, LIBOR + 2.00%, 12/15/10	1,006,250
1,000	Loan B, LIBOR + 2.13%, 12/15/10	2,002,200
597	Jarden Corp., LIBOR + 1.75%, 1/15/12	597,615
752	Mueller Group, Inc., Loan B, LIBOR + 2.00%, 9/30/12	756,513
	Sensus Metering Systems, Inc.,
1,154	Loan B1, LIBOR + 2.00%, 12/30/09	1,157,234
125	Loan B2, LIBOR + 2.00%, 12/30/09	125,367
722	St. John Knits Intl., Inc., Loan B, LIBOR + 3.00%, 3/30/12	725,701

	Total Conglomerates	10,438,841

Principal Amount (000)		Description	Value

		Consumer Products—7.7%
$1,000		Aearo Technologies, Inc., Second Lien Loan, LIBOR + 6.50%, 9/30/13	$1,015,000
990		24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 2.50%, 6/30/12	993,713
		Advance Food Co.,
778		Loan B, LIBOR, 3/16/14	777,778
222		Loan B, LIBOR, 3/31/14	222,222
750		American Safety Razor Co., Second Lien
		Loan, LIBOR + 6.25%, 2/15/14	761,250
		Aramark Corp.,
198		Letter of Credit, LIBOR + 2.13%, 1/30/14	198,400
2,764		Loan B, LIBOR + 2.13%, 1/30/14	2,776,115
450		Arby’s Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/31/12	453,309
452		Bare Escentuals Beauty, Inc., First Lien Loan, LIBOR + 2.50%, 2/15/12	455,724
		Berkline Bench Craft,
97	[5]	Loan B, PRIME + 4.75%, 10/31/11	64,030
1,005	[5]	Second Lien Loan, PRIME + 7.00%,4/30/12	100,505
1,250		Brickman Group Ltd., LIBOR + 2.00%,1/30/14	1,252,344
1,290		Burger King Corp., Loan B1, LIBOR + 1.50%, 2/28/13	1,291,978
1,024		Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 4/15/13	1,017,032
491		Centerplate, Inc., PRIME + 1.25%, 10/15/10	492,149
1,095		Central Garden & Pet Co., Loan B, LIBOR + 1.50%, 9/30/12	1,094,044
		Cenveo Corp.,
2,188		Loan C, LIBOR + 1.75%, 9/07/13	2,189,299
62		Delayed Draw Loan, LIBOR + 1.75%,9/07/13	62,108
491		Chiquita Brands Intl., Inc., Loan C, LIBOR + 3.00%, 7/15/13	496,470
995		Coinmach Corp., Loan B1, 1.25%,12/15/12	1,000,864
2,215		Cracker Barrel, Loan B, LIBOR + 1.50%,5/15/13	2,216,612
1,000		David’s Bridal, Inc., LIBOR + 2.00%,1/30/14	994,167
		Dole Food Co., Inc.,
468		Letter of Credit, LIBOR + 1.88%, 4/12/13	467,651
1,044		LIBOR + 2.00%, 4/30/12	1,042,483
3,480		Loan C, LIBOR + 2.00%, 3/31/13	3,474,942
429		Douglas Dynamics LLC, LIBOR + 1.75%,12/16/10	424,334
500		DS Waters Holdings, Inc., Loan B, LIBOR, 3/31/12	500,000
		Eastman Kodak Co.,
476		Loan B1, LIBOR + 2.25%, 10/15/12	476,104
364		Loan B2, 1.50%, 10/15/12	364,244
1,914		Eight O’Clock Coffee, First Lien Loan, LIBOR + 2.75%, 11/14/11	1,913,594
471		Foamex Intl. Inc., First Lien Loan, LIBOR + 2.25%, 2/15/13	471,373
709		FTD, Inc., LIBOR, 8/15/13	712,123

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Consumer Products—(cont’d)
$350		Gold Toe, Second Lien Loan, LIBOR + 6.00%, 4/30/14	$357,438
802		Language Line, Inc., Loan B1, LIBOR + 3.25%, 6/14/11	808,310
1,000	[5]	Le-Natures, Inc., Loan B, LIBOR + 4.00%, 9/30/11	646,000
1,080		Maidenform, Inc., LIBOR + 1.75%, 5/14/10	1,083,057
2,420		Michael Foods, Inc., Loan B1, LIBOR + 2.00%, 11/30/10	2,426,364
1,506		Neiman-Marcus Group, Inc., LIBOR + 2.00%, 4/15/13	1,518,686
1,391		New Page, Loan B, LIBOR + 2.25%, 4/30/12	1,401,007
455		Nice Pak Products, LIBOR + 3.75%, 6/15/10	457,171
1,500		Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,515,000
993		Oriental Trading Co., LIBOR + 2.25%, 1/30/14	1,007,387
		OSI Group LLC,
1,463		LIBOR + 2.00%, 9/15/11	1,465,242
1,463		Loan B, LIBOR + 2.00%, 9/15/11	1,465,242
399		PETCO Animal Supplies, Inc., LIBOR + 2.50%, 10/31/12	401,850
591		Pierre Foods, Inc., Loan B, LIBOR + 2.25%, 7/15/10	593,465
750		Pivotal Promontory LLC, Second Lien Loan, LIBOR + 6.50%, 9/15/11	729,375
1,425		Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/06/11	1,431,362
1,985		Quiznos Corp., First Lien Loan, LIBOR + 2.25%, 5/01/12	1,991,451
730		Riverdeep Interactive Learning, Inc., LIBOR + 6.20%, 12/21/07	728,175
		Sturm Foods, Inc.,
1,375		LIBOR + 2.50%, 1/30/14	1,377,292
500		Second Lien Loan, LIBOR + 7.00%, 6/30/14	502,917
621	[5]	Synventive Acquisition, Inc., Mezzanine Loan, LIBOR + 14.0%, 2/17/14	233,047
831		Tupperware Corp., LIBOR + 1.50%, 11/07/12	830,681
356		Warnaco, Inc., Loan B, PRIME + 0.50%, 1/31/12	356,111
		Wastequip, Inc.,
311		Delayed Draw Loan, 0.75%, 2/15/13	313,512
689		Loan B, LIBOR + 2.25%, 2/15/13	693,988
750		Waterpik Technologies, Inc., Second Lien Loan, LIBOR + 6.50%, 10/15/13	746,250

		Total Consumer Products	54,852,341

		Containers & Packaging—2.3%
		Bluegrass Container Co. LLC,
343		First Lien Loan, LIBOR + 2.25%, 6/30/13	346,354
1,146		Loan B, LIBOR + 2.25%, 6/30/13	1,157,550
1,500		Second Lien Loan, LIBOR + 5.00%, 12/30/13	1,524,000
		Consolidated Container Co. LLC,
1,000		First Lien Loan, LIBOR, 4/15/14	1,002,083
750		Second Lien Loan, LIBOR, 10/15/14	743,750

Principal Amount (000)	Description	Value

	Containers & Packaging—(cont’d)
$2,469	Georgia-Pacific Corp., First Lien Loan, LIBOR + 1.75%, 2/28/13	$2,479,914
5,000	Graham Packaging Co., LP, Loan B, LIBOR, 4/15/11	5,026,040
1,260	Graphic Packaging Intl., Inc., Loan C, LIBOR + 2.50%, 8/08/10	1,262,063
568	Smurfit-Stone Container Enterprises, Inc., Deposit Funded Loan, 0.50%, 11/15/10	571,580
1,940	Solo Cup, Inc., LIBOR + 3.50%, 2/27/11	1,968,190

	Total Containers & Packaging	16,081,524

	Ecological Services & Equipment—0.1%
500	Envirosolutions, Inc., Initial Loan, LIBOR + 3.50%, 7/15/12	504,063

	Energy—4.0%
429	AES Corp., LIBOR + 1.75%, 4/30/08	430,625
	Coffeyville Resources LLC,
243	Letter of Credit, 0.50%, 12/21/13	246,486
1,254	Loan D, LIBOR + 3.00%, 12/21/13	1,270,329
	Coleto Creek Power,
127	Letter of Credit, LIBOR + 2.75%, 7/31/13	127,813
1,859	Loan B, LIBOR + 2.75%, 7/31/13	1,864,761
	ElectricInvest Holding Co. Ltd.,
1,100	Junior Loan, LIBOR, 12/21/12	2,217,934
596	LIBOR, 12/21/12	819,768
	Generac Power Systems, Inc.,
990	First Lien Loan, LIBOR + 2.50%, 11/15/13	990,000
500	Second Lien Loan, LIBOR + 6.00%, 5/15/14	498,959
1,481	Key Energy Services, Inc., Loan C, LIBOR + 2.50%, 8/15/12	1,487,730
	LSP General Finance Co. LLC,
40	0.88%, 4/15/13	39,619
889	First Lien Loan, LIBOR + 1.75%, 4/15/13	890,444
	MACH Gen LLC,
70	Letter of Credit, 0.50%, 2/22/14	70,291
678	LIBOR + 2.00%, 2/22/14	677,480
499	McJunkin Corp., Loan B, LIBOR + 2.25%, 1/30/14	501,088
495	MEG Energy Corp., Loan B, LIBOR + 2.00%, 4/15/13	498,403
	Northeast Energy,
159	Letter of Credit, LIBOR + 2.50%, 10/31/13	159,686
1,341	Loan B, LIBOR + 2.50%, 10/31/13	1,351,189
250	Second Lien Loan, LIBOR + 4.50%, 10/31/14	252,708
5,404	NRG Energy, Inc., LIBOR + 2.00% , 1/31/13	5,442,376
287	Petro Geological Services, Loan B, LIBOR + 2.50%, 12/31/12	288,266
83	Regency Gas, First Lien Loan, LIBOR + 2.50%, 8/15/13	83,542
	SandRidge Energy, Inc.,
1,500	8.625%, 3/01/15	1,496,250
1,500	LIBOR, 3/01/14	1,496,250
971	SemCrude LP, LIBOR + 2.25% , 2/28/11	970,993

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

	Energy—(cont’d)
	TPF Generation Holdings LLC,
$151	Letter of Credit, LIBOR + 2.10%, 12/31/13	$151,484
800	Loan B, LIBOR + 2.00%, 4/12/26	805,261
47	Revolver Loan, 0.50%, 12/31/13	47,487
1,485	Trinidad Energy Services Income Trust, LIBOR + 2.50%, 4/15/11	1,488,713
1,000	Western Refining, LIBOR + 1.75%, 3/15/14	1,001,250
	Wolf Hollow I LP,
473	Loan B, LIBOR + 2.25%, 6/15/12	463,451
400	Synthetic Letter of Credit, LIBOR + 2.25%, 6/15/12	392,000
96	Synthetic Revolver Loan, LIBOR + 2.25%, 6/22/12	94,149

	Total Energy	28,616,785

	Entertainment & Leisure—3.1%
3,204	CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/31/12	3,212,258
1,119	Cinemark, Inc., Loan B, LIBOR + 1.75%, 10/05/13	1,123,106
500	Edge Las Vegas, First Lien Loan, LIBOR + 3.50%, 6/15/07	500,000
938	Fairmont Hotels & Resorts, Inc., Loan B, LIBOR + 3.25%, 7/15/11	942,598
1,990	Greektown Holdings LLC, Loan B, LIBOR + 2.50%, 12/15/12	2,009,900
	Green Valley Ranch Gaming LLC,
482	First Lien Loan, LIBOR + 2.00%, 1/29/12	484,055
1,000	Second Lien Loan, LIBOR + 3.25%, 1/29/12	1,007,375
493	Hit Entertainment Ltd., LIBOR + 2.25%, 8/31/12	494,655
4,950	Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 3.25%, 4/15/12	4,951,935
983	Penn National Gaming, Inc., Loan B, LIBOR + 1.75%, 5/31/12	989,239
5,030	Travelport LLC, LIBOR + 7.00%, 3/22/12	4,897,962
	Travelport, Inc.,
29	Letter of Credit, LIBOR + 2.50%, 8/31/13	29,233
295	LIBOR + 2.50%, 8/31/13	296,916
497	Wembley, Inc., First Lien Loan, LIBOR + 2.50%, 8/31/11	501,832
451	Yellowstone Mountain Club, LIBOR + 2.38%, 10/15/10	450,652

	Total Entertainment & Leisure	21,891,716

	Financial Institutions—4.2%
984	Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 4/15/13	985,021
1,496	Alix Partners, LIBOR + 2.25%, 10/30/13	1,505,601
915	Arias Acquisitions, Inc., LIBOR + 5.50%, 7/30/11	882,234
	Asurion Corp.,
956	First Lien Loan, LIBOR + 3.00%, 8/30/12	967,148
500	Second Lien Loan, LIBOR + 6.25%, 2/28/13	508,125

Principal Amount (000)	Description	Value

	Financial Institutions—(cont’d)
$995	Bankruptcy Management, LIBOR + 2.75%, 6/30/11	$1,000,597
950	Billing Services Group, LIBOR + 2.50%, 5/05/12	1,296,417
929	BNY Convergex Group LLC, First Lien Loan, LIBOR + 3.00%, 8/31/13	935,536
451	CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/15/13	452,245
1,244	Charter Mac, Loan B, LIBOR + 2.50%, 8/15/12	1,248,414
746	Conseco, Inc., LIBOR + 2.00%, 9/30/13	749,515
	GS Holdings Corp.,
56	Delayed Draw Loan, 0.50%, 5/15/13	56,093
83	LIBOR + 1.75%, 5/15/11	83,528
551	LIBOR + 1.75%, 5/15/13	550,899
	J.G. Wentworth LLC,
4,000	First Lien Loan, LIBOR, 4/15/14	4,000,000
1,000	Second Lien Loan, LIBOR, 10/15/14	1,012,500
872	Jostens, Inc., Loan C, LIBOR + 2.00%, 10/15/11	875,302
934	Lucite Intl. Finance Plc, LIBOR + 9.00%, 7/15/14	1,311,801
659	N.E.W. Holdings I LLC, First Lien Loan, LIBOR + 2.25%, 8/31/13	661,829
	NASDAQ Stock Market, Inc.,
971	Loan B, LIBOR + 1.75%, 4/18/12	972,817
563	Loan C, LIBOR + 1.75%, 4/18/12	563,973
858	Professional Service, Inc., Loan B, LIBOR + 2.75%, 10/31/12	859,957
498	Renfro Corp., Delayed Draw Loan, LIBOR + 1.00%, 9/30/13	502,462
1,116	Sedgewick Claims Management Services, Inc., Loan B, LIBOR + 2.25%, 2/28/13	1,117,873
	TPG Springs Ltd.,
886	Loan B, LIBOR + 2.75%, 3/22/13	1,769,617
886	Loan C, LIBOR + 3.25%, 3/22/14	1,775,311
993	TransFirst Holdings, Inc., Loan B, PRIME + 1.00%, 8/09/12	997,462
425	Universal American Financial Corp., LIBOR + 2.25%, 5/25/09	426,594
901	USI Holdings Corp., Loan B, LIBOR + 2.25%, 7/30/08	900,575
744	Vertellus, First Lien Loan, LIBOR + 3.25%, 7/08/13	749,493

	Total Financial Institutions	29,718,939

	Health Care—3.5%
	Cardinal Health, Inc.,
1,500	LIBOR, 4/15/14	1,500,000
2,000	Loan B, LIBOR, 4/15/14	2,729,299
853	CCS Medical, Loan B, LIBOR + 3.25%, 10/31/12
		852,951
2,925	Community Health Systems, Inc., First Incremental Loan, LIBOR + 1.75%, 8/15/11	2,929,113
975	Concentra Operating Corp., Loan B, LIBOR + 2.00%, 9/30/11	976,707
95	Duloxetine Royalty, First Lien Loan, LIBOR + 4.50%, 10/15/13	95,130

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

	Health Care—(cont’d)
$250	Emdeon Business Services, LLC, Second Lien Loan, LIBOR, 5/30/14	$255,000
730	Eye Care Centers of America, Inc., LIBOR + 2.50%, 2/28/12	730,442
2,000	Health Management Associates, Inc., LIBOR + 1.75%, 2/15/14	2,007,222
1,985	HealthSouth Corp., Loan B, LIBOR + 2.50%, 3/15/13	1,996,956
1,000	IASIS Healthcare Corp., LIBOR + 2.00%, 5/15/14	1,002,188
2,041	Jean Coutu Group, Inc., Loan B, LIBOR + 2.50%, 6/30/11	2,041,846
430	Multiplan, Inc., LIBOR + 2.50%, 4/15/13	432,226
493	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 4/15/13	492,832
	Quintiles Transnational Corp.,
990	First Lien Loan, LIBOR + 2.00%, 3/31/13	990,310
250	Second Lien Loan, LIBOR + 4.00%, 3/31/14	253,125
980	Select Medical Corp., Loan B, LIBOR + 2.00%, 2/28/12	975,768
985	Vanguard Health Holding Co. II LLC, Replacement Loan, LIBOR + 2.25%, 9/30/11	990,840
	Warner Chilcott Corp.,
306	Dovonex Loan, LIBOR + 2.00%, 1/18/12	306,584
1,863	Loan B, LIBOR + 2.00%, 1/18/11	1,870,290
518	Loan C, LIBOR + 2.00%, 1/18/11	520,062
973	WellCare Holdings LLC, LIBOR + 2.50%, 5/13/09	974,323

	Total Health Care	24,923,214

	Industrials—2.1%
993	Acosta, Inc., LIBOR + 2.25%, 8/15/13	999,737
988	Bolthouse Farms, Inc., First Lien Loan, LIBOR + 2.25%, 12/01/12	990,895
	Buhrmann U.S., Inc.,
499	Loan D, LIBOR + 1.75%, 12/30/10	499,997
2,258	Loan D1, LIBOR + 1.75%, 12/30/10	2,263,479
1,500	Clarke American Corp., Loan B, LIBOR, 3/12/13	1,498,437
1,800	Drummond Co., Inc., LIBOR + 1.50%, 2/15/12	1,755,000
	Kion Group,
250	Loan B, LIBOR, 3/15/15	253,594
250	Loan C, LIBOR, 3/15/16	254,719
	Novelis, Inc.,
199	Loan B, LIBOR + 2.25%, 1/13/10	199,150
346	Loan B, LIBOR + 2.25%, 12/30/11	345,891
2,494	Oshkosh Truck Corp., Loan B, LIBOR + 1.75%, 11/30/13	2,500,765
625	QTC Acquisition, Inc., Second Lien Loan, LIBOR + 6.50%, 5/04/13	626,562
	Standard Steel LLC,
83	Delayed Draw Loan, 1.00%, 7/15/12	83,854
414	Loan B, LIBOR + 2.50%, 7/15/12	416,126
1,260	Thermo Fluids, Inc., Loan B, LIBOR + 3.00%, 8/15/11	1,260,302

Principal Amount (000)	Description	Value

	Industrials—(cont’d)
	Trimas Corp.,
$94	Letter of Credit, + 0.50%, 7/31/11	$94,805
404	Loan B, LIBOR + 2.75%, 7/31/13	408,766
470	United Rentals NA, Inc., Initial Loan, LIBOR + 2.00%, 2/12/11	471,716

	Total Industrials	14,923,795

	Media—10.4%
500	Affinion Group, Inc., LIBOR, 3/01/12	493,333
	American Lawyers Media, Inc.,
1,702	First Lien Loan, 0.75%, 3/15/10	1,702,099
2,000	Second Lien Loan, LIBOR + 5.75%, 3/07/11	2,000,000
1,000	Audio Visual Services Corp., Second Lien Loan, LIBOR + 5.50%, 9/15/14	1,003,750
3,970	Cablevision Systems Corp., Incremental Loan, LIBOR + 1.75%, 3/31/13	3,982,902
6,500	Cequel Communications II LLC, LIBOR, 11/05/13	6,491,875
6,000	Charter Communications Holdings LLC, TBD, 4/30/14	5,989,686
3,500	Charter Communications Holdings LLC/ Charter Communication Holdings Capital Corp., LIBOR + 2.625%, 4/28/13	3,496,087
718	CMP Susquehanna Corp., Loan B, LIBOR + 2.00%, 5/05/12	720,998
	Dex Media West LLC/Dex Media Finance Co.,
720	Loan B1, LIBOR + 1.50%, 9/09/10	720,134
2,865	Loan B2, LIBOR + 1.50%, 9/01/09	2,864,934
1,317	DirecTV Holdings LLC, Loan B, LIBOR + 1.50%, 3/06/10	1,320,543
	Gatehouse Media Operating, Inc.,
1,000	Loan B, LIBOR + 1.75%, 9/15/14	994,375
592	Delayed Draw Loan, LIBOR + 0.50%, 9/15/14	588,339
2,000	Gray Television, Inc., Delayed Draw Loan, LIBOR + 1.50%, 9/18/14	1,997,503
2,993	Idearc, Inc., Loan B, LIBOR + 2.00%, 11/15/14	3,011,416
500	Knology, First Lien Loan, LIBOR + 2.25%, 3/15/12	501,250
495	Liberty Cablevision of Puerto Rico Ltd., LIBOR + 2.25%, 2/15/13	495,928
1,995	Mediacom Broadband LLC, Loan D1, LIBOR + 1.75%, 1/31/15	1,993,442
1,970	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/15/15	1,968,831
1,917	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,913,133
399	Multicultural Radio Broadcasting, Inc., LIBOR + 2.75%, 12/15/12	399,997
1,000	National CineMedia, Inc., Loan B, LIBOR + 1.75%, 2/28/15	1,000,179
	New Wave Communications,
70	LIBOR + 3.25%, 6/20/13	70,000
943	PRIME + 2.50%, 6/20/13	942,875
230	TBD, 6/20/13	230,000
1,816	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,812,516

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

	Media—(cont’d)
$3,483	Nielsen Finance LLC/Nielsen Finance Co., Loan B, LIBOR + 2.25%, 8/15/13	$3,510,433
484	NTL Investment Holding Ltd., Loan B4, LIBOR + 2.00%, 9/03/12	485,751
	Penton Media, Inc.,
1,125	First Lien Loan, LIBOR + 2.25%, 2/15/13	1,128,691
1,000	Second Lien Loan, LIBOR + 5.00%, 2/15/14	1,008,125
1,000	Persona Communications, Inc., Second Lien Loan, LIBOR + 6.00%, 4/30/14	1,010,000
750	Puerto Rico Cable Acquisition Co., Second Lien Loan, LIBOR + 6.25%, 7/31/11	756,562
3,318	RH Donnelley, Inc., Loan D2, LIBOR + 1.50%, 12/31/11	3,319,665
	Univision Communications, Inc.,
5,638	Loan B, LIBOR + 2.25%, 9/15/14	5,623,169
1,000	Second Lien Loan, LIBOR, 3/31/16	999,583
362	TBD, 9/30/14	361,489
1,413	UPC Broadband Holding BV, Loan M1, LIBOR, 12/31/14	1,936,133
500	Wide Open West Finance LLC, Loan B, LIBOR + 2.25%, 4/30/13	502,604
1,934	WMG Acquisition Corp., LIBOR + 2.00%, 4/08/11	1,939,797
2,500	Yell Group Plc, Loan B, LIBOR + 2.00% , 2/15/13	3,074,319

	Total Media	74,362,446

	Real Estate—0.7%
2,250	Foster Wheeler Ltd., Letter of Credit, 0.50%, 9/15/11	2,255,625
270	Kyle Acquisition Group LLC, Loan B, LIBOR + 3.50%, 7/31/08	272,707
490	Masonite Intl. Corp., LIBOR + 2.00% , 3/31/13	478,554
1,500	Realogy Corp., LIBOR, 9/22/14	1,505,758
558	Stewart Enterprises, Inc., Loan B, LIBOR + 1.75%, 11/30/11	558,223

	Total Real Estate	5,070,867

	Technology—2.1%
741	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/31/13	741,551
998	ClientLogic Corp., LIBOR + 2.50%, 1/30/14	1,002,903
373	Coinstar, Inc., LIBOR + 2.25%, 7/15/11	374,345
500	Electrical Components Intl. Holdings Co., Second Lien Loan, LIBOR + 6.50%, 5/19/14	500,000
	Intergraph Corp.,
475	First Lien Loan, LIBOR + 2.25%, 5/15/14	477,513
750	Second Lien Loan, LIBOR, 11/15/14	763,594
994	Marvell Technology Group Ltd., Loan B, LIBOR + 2.00%, 11/06/09	999,347
697	RedPrairie Corp., Loan B, LIBOR, 7/31/12	697,491
1,500	San Juan Cable, LIBOR + 6.50%, 3/15/13	1,502,345
2,481	Sensata Technologies BV, Loan B, LIBOR + 1.75%, 4/27/13	2,478,007
2,456	SunGard Data Systems, Inc., Loan B, LIBOR + 2.00%, 1/05/13	2,475,380

Principal Amount (000)	Description	Value

	Technology—(cont’d)
$1,995	Verifone, Inc., LIBOR + 1.75%, 2/28/13	$2,009,963
191	Westcom Corp., Loan B, LIBOR + 2.75%, 12/31/10	190,659
	Wire Rope Corp.,
171	Delayed Draw Loan, LIBOR + 2.25%, 1/30/14	171,857
829	LIBOR + 2.25%, 1/30/14	834,786

	Total Technology	15,219,741

	Telecommunications—4.4%
2,000	American Cellular Corp., Loan B, LIBOR + 2.00%, 3/16/14	2,002,500
1,250	American Cellular Wireless LLC, Loan B, LIBOR + 2.00%, 3/16/14	1,252,604
993	Atlantic Broadband Finance LLC, Loan B2, LIBOR + 2.25%, 1/30/11	1,001,807
1,481	Consolidated Communications, Inc., Loan D, LIBOR + 1.75%, 4/07/12	1,484,953
500	Country Road Communications LLC, Second Lien Loan, LIBOR + 7.75%, 6/30/13	505,000
	Eircom Group PLC,
2,000	Loan B, LIBOR + 2.38%, 9/15/15	2,762,563
2,000	Loan C, LIBOR + 2.75%, 9/15/14	2,734,984
4,000	Insight Midwest Holdings LLC, Loan B, 2.50%, 4/03/14	4,018,752
2,000	Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/30/11	2,010,416
746	IPC Acquisition Corp., First Lien Loan, LIBOR + 2.50%, 9/30/13	751,847
1,709	NTELOS, Inc., First Lien Loan, LIBOR + 2.25%, 2/24/10	1,716,221
	NTL Investment Holding Ltd.,
968	Loan B2, LIBOR + 2.13%, 9/03/12	1,940,384
2,000	Loan C, LIBOR + 2.75%, 3/03/13	4,106,260
744	Nuvox Communications, LIBOR + 5.00%, 5/15/12	744,375
2,993	West Corp., Loan B2, LIBOR + 2.38%, 10/31/13	3,013,074
832	Wind Acquisition Finance S.A., Loan A1, LIBOR + 2.00%, 6/17/12	1,136,801

	Total Telecommunications	31,182,541

	Transportation—1.7%
824	Delta Air Lines, Inc., Loan A, LIBOR + 2.75%, 4/15/08	825,761
	Dockwise Transport N.V.,
192	Loan B1, LIBOR, 4/15/16	195,180
296	Loan B2, LIBOR, 4/15/16	300,910
489	Loan C, LIBOR, 4/15/15	495,275
	Hawker Beechraft Acquisition Co.,
78	Letter of Credit, LIBOR, 3/31/14	78,265
922	LIBOR + 2.00%, 3/31/14	924,949
1,750	RailAmerica, Inc., Loan B, LIBOR, 10/15/08	1,751,094
644	Sirva Worldwide, Inc., LIBOR + 6.25%, 11/30/10	629,939
3,000	U.S. Airways, Loan B, LIBOR, 3/22/14	3,012,750
2,250	United Air Lines, Inc., Loan B, LIBOR + 2.00%, 1/30/14	2,249,120

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Transportation—(cont’d)
$1,763		Vanguard Car Rental Holdings, Inc., Loan B, LIBOR + 3.00%, 6/30/13	$1,775,403

		Total Transportation	12,238,646

		Total Bank Loans	397,306,025

		Mortgage Pass-Through Securities—20.6%
		Federal National Mortgage Assoc.,
1,507		5.50%, 12/01/28-11/01/33	1,494,049
7,559	[3]	5.50%, 2/01/32-10/01/33	7,495,859
17,000	[3]	7.25%, 1/15/10	18,040,757
121,000		TBA, 5.00%, 5/17/22	119,260,625

		Total Mortgage Pass-Through Securities	146,291,290

		Interest Only Asset-Backed Securities—0.2%
		Sterling Coofs Trust,
28,175		Ser. 1, 2.362%, 4/15/29	845,265
24,469		Ser. 2, 2.126%, 3/30/30	672,896

		Total Interest Only Asset-Backed Securities	1,518,161

		U.S. Government and Agency Securities—3.9%
		U.S. Treasury Notes,
20,425	[3]	3.375%, 12/15/08-9/15/09	19,989,389
6,000	[3,6]	3.875%, 5/15/09	5,914,920
1,815	[3]	4.25%, 8/15/15	1,770,191

		Total U.S. Government and Agency Securities	27,674,500

		Foreign Government Bonds—2.4%
476		Bolivarian Republic of Venezuela, 6.25%, 12/18/07	476,124
4,871	[3]	Peru Government International Bond, 8.375%, 5/03/16	5,825,716
5,000	[3]	Republic of Colombia, 9.75%, 4/23/09	5,405,000
5,093	[3]	Turkey, 7.00%, 9/26/16	5,207,592

		Total Foreign Government Bonds	16,914,432

Units (000)

Warrants—0.0%
10	[7]	Reliant Resources, Inc., expires 8/25/08, strike price $0.001, 1 share for 1 warrant	172,264

Shares

		Common Stocks—0.0%
7,579	[7]	Critical Care Systems Intl., Inc.	47,368

		Preferred Stock—0.0%
125,000		Superior Essex Holding Corp., Ser. A, 9.50%	125,000

		Total Long-Term Investments (cost $999,202,694)	1,010,079,161

Principal Amount (000)		Description	Value

		SHORT-TERM INVESTMENT—0.5%
		U.S. Government and Agency Discount Notes—0.5%
$3,400	[8]	Federal Home Loan Bank Disc. Notes, 5.061%, 5/01/07 (cost $3,400,000)	$3,400,000

		Total Investments—142.4% (cost $1,002,602,6949)	$1,013,479,161
		Liabilities in excess of other assets— (42.4)%	(301,539,548)

		Net Assets—100%	$711,939,613

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 16.9% of its net assets, with a current market value of $120,343,605, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of April 30, 2007.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[4]	Illiquid security. As of April 30, 2007, the Trust held 0.7% of its net assets, with a current market value of $5,143,007, in these securities.
[5]	Issuer is in default and/or bankruptcy.
[6]

Security, or a portion thereof, pledged as collateral with a value of $54,220 on 89 long U.S. Treasury Note futures contracts expiring June 2007. The notional value of such contracts on April 30, 2007 was $9,418,703, with an unrealized gain of $4,613.

[7]	Non-income producing security.
[8]	Rate shown is the yield to maturity as of the date of purchase.
[9]

Cost for federal income tax purposes is $1,002,820,424. The net unrealized appreciation on a tax basis is $10,658,737, consisting of $17,527,484 gross unrealized appreciation and $6,868,747 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
EUR	—	Euro
GBP	—	British Pound
LIBOR	—	London Interbank Offered Rate
PRIME	—	Prime Rate
TBA	—	To Be Announced
TBD	—	To Be Determined

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (unaudited)
BlackRock Preferred and Equity Advantage Trust (BTZ)

(Percentages shown are based on Net Assets)

Shares	Description	Value

	LONG-TERM INVESTMENTS—138.9%
	Common Stocks—37.6%
	Aerospace & Defense—0.4%
18,800	L-3 Communications Holdings, Inc.	$1,690,684
28,300	Lockheed Martin Corp.	2,720,762

	Total Aerospace & Defense	4,411,446

	Automotive—0.3%
89,500	Ford Motor Co.	719,580
62,500	General Motors Corp.	1,951,875
11,200	Genuine Parts Co.	553,392
10,000	PACCAR, Inc.	839,800

	Total Automotive	4,064,647

	Basic Materials—1.6%
17,900	Air Products & Chemicals, Inc.	1,369,350
29,800	Alcoa, Inc.	1,057,602
6,800	Allegheny Technologies, Inc.	745,144
29,700	Aluminum Corp. of China Ltd. (ADR)	862,785
5,200	BASF AG (ADR)	617,812
46,000	Dow Chemical Co. (The)	2,052,060
46,500	E.I. du Pont de Nemours & Co.	2,286,405
46,100	Freeport-McMoRan Copper & Gold, Inc.	3,096,076
74,200	Intl. Paper Co.	2,798,824
33,900	MeadWestvaco Corp.	1,130,904
24,600	Plum Creek Timber Co., Inc. (REIT)	976,620
13,700	PPG Industries, Inc.	1,008,046
52,100	USEC, Inc.	1,050,857

	Total Basic Materials	19,052,485

	Building & Development—0.2%
15,800	Centex Corp.	707,366
26,400	D.R. Horton, Inc.	585,552
16,000	KB Home	705,760
7,600	Lennar Corp., Class A	324,596
16,000	Masco Corp.	435,360

	Total Building & Development	2,758,634

	Consumer Products—5.4%
108,300	Altria Group, Inc.	7,464,036
30,400	Amazon.com, Inc.	1,864,432
70,200	Amgen, Inc.	4,502,628
45,000	Anheuser-Busch Cos., Inc.	2,213,550
10,300	Black & Decker Corp.	934,416
8,300	Clorox Co.	556,764
113,100	Coca-Cola Co. (The)	5,902,689
19,706	CVS/Caremark Corp.	714,145
26,400	Eastman Kodak Co.	657,624
17,100	Federated Deptartment Stores, Inc.	751,032
21,800	Fortune Brands, Inc.	1,746,180
67,700	Gap, Inc.	1,215,215
92,900	Home Depot, Inc.	3,518,123
6,900	JC Penney Co., Inc.	545,721
74,946	Kraft Foods, Inc.	2,508,443
72,600	Lowe’s Cos., Inc.	2,218,656
12,600	Ltd. Brands, Inc., Class A	347,382
17,400	Newell Rubbermaid, Inc.	533,658
13,700	Nordstrom, Inc.	752,404
6,800	OfficeMax, Inc.	334,696
18,800	PepsiCo, Inc.	1,242,492
128,000	Procter & Gamble Co.	8,231,680
19,700	Reynolds American, Inc.	1,265,922

Shares		Description	Value

		Consumer Products—(cont’d)
183,800		Sara Lee Corp.	$3,016,158
6,100	[1]	Sears Holdings Corp.	1,164,551
43,300	[1]	Starbucks Corp.	1,343,166
26,000		Tupperware Brands Corp.	731,120
9,500		Universal Corp.	595,460
53,100		UST, Inc.	3,009,708
4,700		VF Corp.	412,707
96,600		Wal-Mart Stores, Inc.	4,629,072
37,900		Walgreen Co.	1,663,810
7,000		Whole Foods Market, Inc.	327,530

		Total Consumer Products	66,915,170

		Energy—4.5%
36,100		American Electric Power, Inc.	1,812,942
26,300		Anadarko Petroleum Corp.	1,227,158
20,300		Apache Corp.	1,471,750
19,900		Baker Hughes, Inc.	1,599,761
32,100		BP Plc (ADR)	2,160,972
70,500		Chevron Corp.	5,484,195
66,700		ConocoPhillips	4,625,645
9,200		Consol Energy, Inc.	385,204
54,600		Consolidated Edison, Inc.	2,798,796
32,100		Devon Energy Corp.	2,339,127
11,400		DTE Energy Co.	576,726
34,800		Duke Energy Corp.	714,096
14,100		EOG Resources, Inc.	1,035,504
197,600		Exxon Mobil Corp.	15,685,488
17,000		Great Plains Energy, Inc.	554,880
48,200		Halliburton Co.	1,531,314
20,300		Hess Corp.	1,152,025
7,500		Marathon Oil Corp.	761,625
9,400		Nicor, Inc.	481,656
7,600		NiSource, Inc.	186,884
7,300		Peabody Energy Corp.	350,254
17,500		Rowan Cos., Inc.	641,200
21,000		Sasol Ltd. (ADR)	717,570
17,000		Schlumberger Ltd.	1,255,110
13,900		Smith Intl., Inc.	728,916
21,000		Southern Co.	793,590
9,600		Sunoco, Inc.	725,088
38,300		Total S.A. (ADR)	2,822,327
15,400	[1]	Transocean, Inc.	1,327,480

		Total Energy	55,947,283

		Entertainment & Leisure—0.3%
12,500		Brunswick Corp.	409,500
31,900		Carnival Corp.	1,559,591
50,000		Regal Entertainment Group	1,087,500

		Total Entertainment & Leisure	3,056,591

		Financial Institutions—7.7%
40,000		American Express Co.	2,426,800
79,200	[2]	American Intl. Group, Inc.	5,536,872
18,300		Arthur J. Gallagher & Co.	511,668
164,100		Bank of America Corp.	8,352,690
39,700		Bank of New York Co., Inc.	1,607,056
92,300		BB&T Corp.	3,841,526
7,500		Bear Stearns Cos., Inc.	1,167,750
2,800		Cigna Corp.	435,652
152,300		Citigroup, Inc.	8,166,326

See Notes to Financial Statements.

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value

		Financial Institutions—(cont’d)
33,800		Comerica, Inc.	$2,092,558
62,900	[1]	E*Trade Financial Corp.	1,388,832
37,400		Fannie Mae	2,203,608
22,900		Freddie Mac	1,483,462
27,300		Goldman Sachs Group, Inc. (The)	5,968,053
30,300		HSBC Holdings Plc (ADR)	2,798,508
99,300		JPMorgan Chase & Co.	5,173,530
38,500		KeyCorp	1,373,680
34,400		Lehman Brothers Holdings, Inc.	2,589,632
35,700		Lincoln National Corp.	2,540,055
54,900		Marsh & McLennan Cos., Inc.	1,743,624
25,600		MCG Capital Corp.	451,072
71,300		Morgan Stanley	5,989,913
92,200		National City Corp.	3,369,910
152,300		New York Community Bancorp, Inc.	2,659,158
54,700		Progressive Corp.	1,261,929
75,000		Regions Financial Corp.	2,631,750
30,700		Travelers Cos., Inc.	1,660,870
91,400		U.S. Bancorp	3,139,590
101,000		Wachovia Corp.	5,609,540
74,000		Washington Mutual, Inc.	3,106,520
107,300		Wells Fargo & Co.	3,850,997

		Total Financial Institutions	95,133,131

		Health Care-4.6%
58,400		Abbott Laboratories	3,306,608
58,700		Aetna, Inc.	2,751,856
5,100		Applera Corp. - Applied Biosystems Group	159,324
8,100		Bausch & Lomb, Inc.	476,523
37,900		Baxter Intl., Inc.	2,146,277
30,600		Becton Dickinson & Co.	2,407,914
9,300[1]		Biogen Idec, Inc.	439,053
32,600		Boston Scientific Corp.	503,344
176,100		Bristol-Myers Squibb Co.	5,082,246
10,300	[1]	Celgene Corp.	629,948
40,700		Eli Lilly & Co.	2,406,591
16,500	[1]	Express Scripts, Inc.	1,576,575
24,800	[1]	Gilead Sciences, Inc.	2,026,656
4,600		Humana, Inc.	290,904
114,000		Johnson & Johnson	7,321,080
6,600		MedImmune, Inc.	374,088
64,500		Medtronic, Inc.	3,413,985
90,800		Merck & Co., Inc.	4,670,752
274,300	[2]	Pfizer, Inc.	7,257,978
11,100		Quest Diagnostics, Inc.	542,679
49,500		Schering-Plough Corp.	1,570,635
9,800	[1]	St. Jude Medical, Inc.	419,342
39,200		UnitedHealth Group, Inc.	2,079,952
44,200		Wyeth	2,453,100
19,500	[1]	Zimmer Holdings, Inc.	1,764,360

		Total Health Care	56,071,770

		Industrials—3.0%
37,600		3M Co.	3,112,152
33,700		Boeing Co.	3,134,100
44,000		Caterpillar, Inc.	3,195,280
14,800		Deere & Co.	1,619,120
6,700		Fluor Corp.	640,654
389,000		General Electric Co.	14,338,540
29,700		Honeywell Intl., Inc.	1,609,146
38,000		Illinois Tool Works, Inc.	1,949,780
30,100		Ingersoll-Rand Co. Ltd. Bermuda	1,343,965

Shares		Description	Value

		Industrials—(cont’d)
20,300		Leggett & Platt, Inc.	$477,456
15,900		Rockwell Automation, Inc.	946,686
2,800		Terex Corp.	217,980
5,500		Textron, Inc.	559,185
130,000		Tyco Intl. Ltd. Bermuda	4,241,900

		Total Industrials	37,385,944

		Media—1.0%
75,100		CBS Corp., Class B	2,385,927
122,950	[1]	Comcast Corp., Class A	3,277,847
55,700		DIRECTV Group, Inc.	1,327,888
13,200		Dow Jones & Co., Inc.	479,556
87,500		Time Warner, Inc.	1,805,125
28,200		Viacom, Inc.	1,163,250
38,900		Walt Disney Co. (The)	1,360,722

		Total Media	11,800,315

		Real Estate—0.8%
31,000		Annaly Capital Management, Inc. (REIT)	493,210
33,700		Crescent Real Estate Equities Co. (REIT)	691,187
27,900		Equity Residential (REIT)	1,295,397
15,600		First Industrial Realty Trust, Inc. (REIT)	683,124
13,900		Health Care Property Investors, Inc.	491,921
59,100		Hospitality Properties Trust (REIT)	2,690,823
56,300		HRPT Properties Trust (REIT)	689,112
20,200		Inland Real Estate Corp. (REIT)	367,438
39,600		Starwood Hotels & Resorts Worldwide, Inc.	2,653,992

		Total Real Estate	10,056,204

		Technology—4.4%
10,400		Agilent Technologies, Inc.	357,448
39,700		Apple, Inc.	3,962,060
182,100		Applied Materials, Inc.	3,499,962
30,100		AutoDesk, Inc.	1,242,227
38,300		Automatic Data Processing, Inc.	1,714,308
9,575		Broadridge Financial Solutions, Inc.	191,883
13,600		Cognizant Technology Solutions Corp.	1,215,840
35,600	[1]	Dell, Inc.	897,476
46,200	[1]	eBay, Inc.	1,568,028
16,500		Electronic Arts, Inc.	831,765
140,800	[1]	EMC Corp.	2,137,344
10,300	[1]	Google, Inc.	4,855,214
84,600		Hewlett-Packard Co.	3,565,044
202,400		Intel Corp.	4,351,600
51,200		Intl. Business Machines Corp.	5,233,152
38,600		Maxim Integrated Products, Inc.	1,224,392
296,300		Microsoft Corp.	8,871,222
54,500		National Semiconductor Corp.	1,433,350
94,700	[1]	Oracle Corp.	1,780,360
12,900		Paychex, Inc.	478,590
17,200		Pitney Bowes, Inc.	825,600
6,200		SanDisk Corp.	269,390
115,800		Sanmina-SCI Corp.	399,510
252,400	[1]	Sun Microsystems, Inc.	1,317,528
43,700		Xilinx, Inc.	1,288,276
33,900	[1]	Yahoo!, Inc.	950,556

		Total Technology	54,462,125

		Telecommunications—2.8%
217,687		AT&T, Inc.	8,428,841
129,100		Chunghwa Telecom Co. Ltd. (ADR)	2,569,090
8,400	[1]	Ciena Corp.	244,944
174,800	[1]	Cisco Systems, Inc.	4,674,152

See Notes to Financial Statements.

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value

		Telecommunications—(cont’d)
64,000		Citizens Communications Co.	$996,480
43,300	[1]	Corning, Inc.	1,027,076
15,700		Juniper Networks, Inc.	351,052
140,400		Motorola, Inc.	2,433,132
119,200		Qualcomm, Inc.	5,220,960
109,900		Sprint Nextel Corp.	2,201,297
47,000		Tele Norte Leste Participacoes (ADR)	769,390
156,000		Verizon Communications, Inc.	5,956,080

		Total Telecommunications	34,872,494

		Transportation—0.6%
39,700		General Maritime Corp.	1,273,179
37,600		Nordic American Tanker Shipping	1,448,352
15,700		Ship Finance Intl. Ltd.	466,918
62,900		United Parcel Service, Inc., Class B	4,430,047

		Total Transportation	7,618,496

		Total Common Stocks	463,606,735

		Preferred Stocks—28.9%
		Energy—3.3%
40,000		Entergy Louisiana LLC, 6.95%	3,983,277
785,000		Interstate Power & Light Co., Ser. B, 8.375%	25,757,812
120,000		Nexen, Inc., 7.35%	3,060,000
288,000		PPL Energy Supply LLC, 7.00%	7,450,560

		Total Energy	40,251,649

		Financial Institutions—22.0%
400,000		ACE Ltd., Ser. C, 7.80%	10,328,000
400,000		Aegon N.V., 6.50%	10,262,520
		Arch Capital Group Ltd.,
100,000		8.00%	2,662,500
160,000		Ser. B, 7.875%	4,230,000
600,000	[4]	Aspen Insurance Holdings Ltd., 7.401%	15,420,000
180,000	[4]	Axis Capital Holdings Ltd., Ser. B, 7.50%	19,473,750
170,731		Berkley W.R. Capital Trust II, 6.75%	4,310,958
10,000	[3]	Centaur Funding Corp., Ser. B, 9.08%	11,787,500
210,000		Citizens Funding Trust I, 7.50%	5,424,300
150,000	[3]	CoBank ACB, 7.00%	7,731,900
113,200		Countrywide Capital V, 7.00%	2,790,380
600,000		Deutsche Bank Capital Funding Trust VIII, 6.375%	15,450,000
389,000		Endurance Specialty Holdings Ltd., 7.75%	10,394,080
120,000		Everest RE Capital Trust, 7.85%	3,026,256
		Federal Home Loan Mortgage Corp.,
260,000		5.66%	6,505,200
535,000		Ser. V, 5.57%	13,385,700
5,000,000	[3,4]	Glitnir Banki HF, 7.451%	5,398,550
300,000		HSBC Holdings Plc, Ser. A, 6.20%	7,602,000
200,000		ING Groep N.V., 6.125%	5,006,260
805,000		KeyCorp Capital IX, 6.75%	20,535,550
298,100		National City Capital Trust II, 6.625%	7,517,724
265,600		PartnerRE Ltd., Ser. C, 6.75%	6,756,200
285,000		RenaissanceRe Holdings Ltd., Ser. D, 6.60%	6,956,850
50	[4]	Roslyn Real Estate Asset Corp., Ser. D, 9.00%	5,009,375
665,000		Royal Bank of Scotland Group Plc (ADR), Ser. R, 6.125%	16,691,500
		Santander Finance Preferred S.A. Unipersonal,
522,000	[3]	6.50%	13,017,375
670,000	[3]	6.80%	17,022,221
85,000		Sovereign Capital Trust V, 7.75%	2,273,750
7,150,000	[3,4]	Woori Bank, 6.208%	7,149,786
300,000		XL Capital Ltd., Ser. B, 7.625%	7,640,640

		Total Financial Institutions	271,760,825

Shares	Description	Value

	Real Estate—3.1%
520,000	CBL & Associates Properties, Inc. (REIT), Ser. C, 7.75%	$13,265,200
60,000	iStar Financial, Inc. (REIT), Ser. I, 7.50%	1,515,000
341,300	PS Business Parks, Inc. (REIT), Ser. P, 6.70%	8,447,175
600,000	Public Storage, Inc. (REIT), Ser. M, 6.625%	14,844,000

	Total Real Estate	38,071,375

	Telecommunications—0.5%
270,000	AT&T, Inc., 6.375%	6,750,000

	Total Preferred Stocks	356,833,849

Principal Amount (000)

		Trust Preferred Stocks—45.7%
		Building & Development—0.9%
$10,750	[3,4,5]	C8 Capital SPV Ltd., 6.64%	10,796,010

		Energy—2.0%
4,500	[4,5]	Enterprise Products Operating LP, 8.375%	4,983,035
11,900	[4]	PPL Capital Funding, Inc., Ser. A, 6.70%, 3/30/67	11,907,544
7,325	[5]	Trans-Canada Pipelines Ltd., 6.35%	7,325,000

		Total Energy	24,215,579

		Financial Institutions—41.3%
17,000		Ace Capital Trust II, 9.70%, 4/01/30	22,757,643
11,150		American Intl. Group, Inc., Ser. A1, 6.25%, 3/15/37	11,109,463
23,273		AON Corp., 8.205%, 1/01/27	26,296,815
5,000		Astoria Capital Trust I, Ser. B, 9.75%, 11/01/29	5,561,099
32,000	[3,4,5]	AXA S.A., 6.463% (France)	31,619,744
30,000	[3,4,5]	BOI Capital Funding No. 3, 6.107% (Ireland)	29,396,430
10,000	[5]	BTA Finance Luxembourg S.A., 8.25% (Kazakhstan)	9,261,100
8,250	[3,4,5]	C10 Capital SPV Ltd., 6.722% (British Virgin Islands)	8,238,615
5,000	[2]	Capital One Capital III, 7.686%, 8/15/36	5,401,465
15,000		Capital One Capital IV, 6.745%, 2/17/37	14,633,475
7,650	[4]	Chubb Corp., 6.375%, 3/29/67	7,742,771
20,000	[3,4,5]	Commonwealth Bank of Australia, 6.024% (Australia)	20,196,200
65,000	[3]	DJ CDX NA HY, Ser. 7-T1, 8.375%, 12/29/11	67,275,000
4,000	[3]	Dresdner Funding Trust I, 8.151%, 6/30/31	4,835,724
8,775	[4,5]	Everest Reinsurance Holdings, Inc., 6.60%	8,866,799
10,000	[3,4,5]	HBOS Plc, 6.413% (United Kingdom)	9,818,680
7,000	[3,4,5,6]	HSBC Capital Funding LP, Ser. 2, 10.176% (Jersey Channel Islands)	10,220,315
25,100	[3,4,5]	ICICI Bank Ltd., 7.25% (India)	26,077,244
35,000	[2,4]	JPMorgan Chase Capital XXI, Ser. U, 6.305%, 2/02/37	35,400,085
5,000	[5]	Kazkommerts Finance 2 BV, 9.25% (Netherlands)	5,099,000
11,600	[3,4]	Liberty Mutual Group, Inc., Ser. B, 7.00%, 3/15/37	11,655,773
13,000	[3,4,5]	Lloyds TSB Group Plc, 6.267% (United Kingdom)	12,932,179
10,000	[3,4]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	9,823,300

See Notes to Financial Statements.

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Financial Institutions—(cont’d)
$21,000	[3,4,5]	Mizuho Capital Investment 1 Ltd., 6.686% (Cayman Islands)	$21,570,003
25,000	[3,4,5]	Resona Preferred Global Securities Ltd., 7.191% (Cayman Islands)	26,427,025
7,000	[3,4,5]	Shinsei Finance II, 7.16% (Cayman Islands)	7,144,375
10,000	[3,4,5]	SMFG Preferred Capital 1 Ltd., 6.078% (Cayman Islands)	10,026,500
17,850	[3,4,5]	Societe Generale, 5.922% (France)	17,856,783
11,350	[4]	State Street Capital Trust IV, 6.355%, 6/01/67	11,123,000
11,325	[4]	Travelers Cos., Inc., 6.25%, 3/15/67	11,340,447
10,000	[4,5]	XL Capital Ltd., Ser. E, 6.50% (Cayman Islands)	9,870,200

		Total Financial Institutions	509,577,252

		Real Estate—1.5%
13,000	[3,5]	Sovereign Real Estate Investment Corp. (REIT), 12.00%	19,305,000

		Total Trust Preferred Stocks	563,893,841

		Corporate Bonds—26.7%
		Automotive—1.7%
20,000		Ford Motor Co., 7.45%, 7/16/31	15,900,000
5,000		Lear Corp., Ser. B, 8.75%, 12/01/16	4,868,750

		Total Automotive	20,768,750

		Basic Materials—0.2%
2,350	[3]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	2,273,625

		Commercial Services—0.4%
5,000	[3]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	5,275,000

		Consumer Products—0.7%
5,000	[3]	Michaels Stores, Inc., 11.375%, 11/01/16	5,512,500
3,850		Spectrum Brands, Inc., 7.375%, 2/01/15	3,051,125

		Total Consumer Products	8,563,625

		Energy—1.3%
2,610	[3]	Halliburton Co., 7.60%, 8/15/96	3,012,948
8,000		Pioneer Natural Resources Co., 6.65%, 3/15/17	7,840,928
5,000	[4]	Southern Union Co., 7.20%, 11/01/66	5,082,870

		Total Energy	15,936,746

		Entertainment & Leisure—0.6%
2,500		AMC Entertainment, Inc., 11.00%, 2/01/16	2,868,750
2,000		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	1,660,000
3,000		Station Casinos, Inc., 6.875%, 3/01/16	2,823,750

		Total Entertainment & Leisure	7,352,500

		Financial Institutions—17.9%
		Barclays Bank Plc (United Kingdom)
15,000	[3,4,5]	5.926%	15,151,950
20,000	[3,4,5]	6.86%	21,598,000
100,000	[3]	CDX North America High Yield, 8-T1, 7.625%, 6/29/12	99,750,000
15,000	[3,4,5,6]	HBOS Plc, 5.92% (United Kingdom)	14,740,380
6,500	[3,4]	ICICI Bank Ltd., 6.375%, 4/30/22 (India)	6,503,186
5,000	[3]	Momentive Performance Materials, Inc., 9.75%, 12/01/14	5,287,500

Principal Amount (000)		Description	Value

		Financial Institutions—(cont’d)
$15,000	[4]	Reinsurance Group of America, Inc., 6.75%, 12/15/65	$15,066,465
18,000	[4,5]	Royal Bank of Scotland Group Plc, 7.648% (United Kingdom)	21,188,880
20,000	[3,4,5]	Swiss Re Capital I LP, 6.854%	20,881,060

		Total Financial Institutions	220,167,421

		Health Care—0.4%
4,500		Tenet Healthcare Corp., 9.875%, 7/01/14	4,601,250

		Industrials—0.4%
5,000	[3]	Aleris Intl., Inc., 10.00%, 12/15/16	5,218,750

		Media—1.1%
5,000		Cablevision Systems Corp., Ser. B, 8.00%, 4/15/12	5,125,000
1,000		Nexstar Finance, Inc., 7.00%, 1/15/14	972,500
5,000		Primedia, Inc., 8.00%, 5/15/13	5,200,000
2,000		Vertis, Inc., Ser. B, 10.875%, 6/15/09	1,982,500

		Total Media	13,280,000

		Technology—1.3%
5,000	[3]	Freescale Semiconductor, Inc., 9.125%, 12/15/14	4,975,000
5,000	[3]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	5,250,000
5,000		SunGard Data Systems, Inc., 10.25%, 8/15/15	5,500,000

		Total Technology	15,725,000

		Telecommunications—0.7%
		Intelsat Ltd. (Bermuda)
3,325	[4]	8.872%, 1/15/15	3,401,753
5,000		11.25%, 6/15/16	5,706,250

		Total Telecommunications	9,108,003

		Total Corporate Bonds	328,270,670

		Total Long-Term Investments (cost $1,701,774,301)	1,712,605,095

Shares (000)

	MONEY MARKET FUND—0.9%
11,500[7]	SSgA Tax Free Money Mkt. Fund - Class A, 3.326% (cost $11,500,000)	11,500,000

	Total Investments before borrowed bonds, investment sold short, and outstanding call options written (cost $1,713,274,3018)	1,724,105,095

Principal Amount (000)

		BORROWED BONDS—15.1%
		U.S. Treasury Notes,
$102,375	[9]	4.81%, 6/04/07	102,375,000
83,948	[9]	4.927%, 6/04/07	83,947,500

		Total Borrowed Bonds (cost $186,322,500)	186,322,500

		INVESTMENT SOLD SHORT—(15.0)%
(182,000)		U.S. Treasury Notes, 4.875%, 8/15/16 (proceeds $183,539,692)	(185,341,338)

See Notes to Financial Statements.

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentages shown are based on Net Assets)

Contracts (000)	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(0.3)%
(10)	S&P 500 Index, strike price $1,470, expires 5/19/07	$(265,000)
(55)	S&P 500 Index, strike price $1,475, expires 5/19/07	(1,237,500)
(65)	S&P 500 Index, strike price $1,485, expires 5/19/07	(1,040,000)
(80)	S&P 500 Index, strike price $1,490, expires 5/19/07	(1,080,000)
(5)	S&P 500 Index, strike price $1,520, expires 5/19/07	(14,000)

	Total Outstanding Call Options Written (premium received $2,935,287)	(3,636,500)

	Total Investments net of borrowed bonds, investment sold short, and outstanding call options written —139.6%	$1,721,449,757
	Liabilities in excess of other assets—(2.1)%	(25,945,321)
	Preferred shares at redemption value, including dividends payable—(37.5)%	(462,269,872)

	Net Assets Applicable to Common Shareholders—100%	$1,233,234,564

[1]	Non-income producing security.
[2]

Security, or a portion thereof, pledged as collateral with a value of $18,506,417 on 806 long U.S. Treasury Note futures contracts expiring June 2007, 887 long U.S. Treasury Bond futures contracts expiring June 2007, 34 long S&P 500 Index futures contracts expiring June 2007 and 3,339 short U.S. Treasury Note futures contracts expiring June 2007. The notional value of such contracts on April 30, 2007 was $164,636,491, with an unrealized loss of $998,584.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 51.3% of its net assets, with a current market value of $632,752,131, in securities restricted as to resale.

[4]	Variable rate security. Rate shown is interest rate as of April 30, 2007.
[5]	The security is a perpetual bond and has no stated maturity date.
[6]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[7]	Represents current yield as of April 30, 2007.
[8]

Cost for federal income tax purposes is $1,713,481,774. The net unrealized appreciation on a tax basis is $10,623,321, consisting of $26,783,822 gross unrealized appreciation and $16,160,501 gross unrealized depreciation.

[9]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
USD	—	U.S. Dollar

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (unaudited)
BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—102.5%
		Corporate Bonds—97.7%
		Aerospace & Defense—6.8%
$250		AAR Corp., Ser. A2, 8.39%, 5/15/11	$252,500
120	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	126,150
1,164		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,251,300
		DRS Technologies, Inc.,
50		6.875%, 11/01/13	50,500
80		7.625%, 2/01/18	83,800
2,000		Lockheed Martin Corp., Ser. B, 6.15%, 9/01/36	2,080,895
1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,068,839
650		Raytheon Co., 4.85%, 1/15/11	643,239
50		Sequa Corp., 9.00%, 8/01/09	52,875
90	[1]	TransDigm, Inc., 7.75%, 7/15/14	93,375
1,000		United Technologies Corp., 6.35%, 3/01/11	1,046,285

		Total Aerospace & Defense	6,749,758

		Automotive—3.9%
110		Accuride Corp., 8.50%, 2/01/15	113,575
45	[1]	Ashtead Capital, Inc., 9.00%, 8/15/16	48,375
		AutoNation, Inc.,
110		7.00%, 4/15/14	110,550
110	[2]	7.356%, 4/15/13	110,963
20	[1,2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	20,550
1,000		DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,078,261
350		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	351,750
400		Lear Corp., Ser. B, 8.75%, 12/01/16	389,500
200		Metaldyne Corp., 11.00%, 11/01/13	206,000
1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,459,500

		Total Automotive	3,889,024

		Basic Materials—6.9%
270		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	233,550
320		AK Steel Corp., 7.75%, 6/15/12	330,400
180	[1]	American Pacific Corp., 9.00%, 2/01/15	180,900
60	[2]	Bowater, Inc., 8.355%, 3/15/10	60,300
20		Chemtura Corp., 6.875%, 6/01/16	19,700
150		CPG Intl. I, Inc., 10.50%, 7/01/13	157,500
40		Domtar, Inc., 7.125%, 8/15/15 (Canada)	40,750
120		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	120,000
130	[1]	FMG Finance Ltd., 10.625%, 9/01/16 (Australia)	152,100
		Freeport-McMoRan Copper & Gold, Inc.,
660		8.375%, 4/01/17	721,875
240	[2]	8.564%, 4/01/15	252,900
		Huntsman LLC,
50		11.625%, 10/15/10	53,875
99		12.00%, 7/15/12	110,385
595	[1]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	575,662
190	[1]	Innophos Holdings, Inc., 9.50%, 4/15/12	192,850

Principal Amount (000)		Description	Value

		Basic Materials—(cont’d)
$980		Innophos, Inc., 8.875%, 8/15/14	$1,026,550
135	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	136,350
		Lyondell Chemical Co.,
170		8.00%, 9/15/14	178,075
290		8.25%, 9/15/16	310,300
130		10.50%, 6/01/13	142,513
55		Nalco Co., 8.875%, 11/15/13	58,850
530		NewPage Corp., 10.00%, 5/01/12	585,650
475	[2]	Nova Chemicals Corp., 8.502%, 11/15/13 (Canada)	483,312
565	[1]	Pregis Corp., 12.375%, 10/15/13	621,500
170	[1]	Terra Capital, Inc., 7.00%, 2/01/17	166,600
5	[1]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	5,350

		Total Basic Materials	6,917,797

		Building & Development—0.7%
465		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	468,488
140		Nortek, Inc., 8.50%, 9/01/14	138,600
125		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	128,750

		Total Building & Development	735,838

		Commercial Services—0.1%
120	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	126,600

		Conglomerates—0.4%
325		Honeywell Intl., Inc., 7.50%, 3/01/10	345,827

		Consumer Products—4.6%
350	[2]	Ames True Temper, Inc., 9.356%, 1/15/12	357,000
60	[1]	Beverages & More, Inc., 9.25%, 3/01/12	60,750
		General Nutrition Centers, Inc.,
360	[1]	9.796%, 3/15/14	352,350
290	[1]	10.75%, 3/15/15	289,275
369		Lazy Days RV Center, Inc., 11.75%, 5/15/12	381,915
		Michaels Stores, Inc.,
340	[1]	10.00%, 11/01/14	373,150
430	[1]	11.375%, 11/01/16	474,075
30	[1,2]	Nutro Products, Inc., 9.37%, 10/15/13	30,675
500		Pantry, Inc. (The), 7.75%, 2/15/14	503,750
100		Quiksilver, Inc., 6.875%, 4/15/15	97,500
200		Reynolds American, Inc., 7.625%, 6/01/16	218,818
510		Rite Aid Corp., 7.50%, 3/01/17	508,725
270	[1]	Sally Holdings LLC, 10.50%, 11/15/16	280,800
75		Spectrum Brands, Inc., 7.375%, 2/01/15	59,437
600		United Rentals NA, Inc., 7.00%, 2/15/14	612,000

		Total Consumer Products	4,600,220

		Containers & Packaging—0.9%
		Berry Plastics Holding Corp.,
190		8.875%, 9/15/14	195,700
130	[2]	9.23%, 9/15/14	132,925
250		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	264,375
55		Graham Packaging Co., Inc., 8.50%, 10/15/12	56,100

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Containers & Packaging—(cont’d)
$260	[1,2]	Impress Holdings BV, 8.481%, 9/15/13 (Netherlands)	$266,168

		Total Containers & Packaging	915,268

		Ecological Services & Equipment—2.2%
1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,586,250
550		Waste Services, Inc., 9.50%, 4/15/14	580,250

		Total Ecological Services & Equipment	2,166,500

		Energy—12.3%
100		Berry Petroleum Co., 8.25%, 11/01/16	100,375
250		Chaparral Energy, Inc., 8.50%, 12/01/15	253,750
		Chesapeake Energy Corp.,
130		6.375%, 6/15/15	130,163
20		6.875%, 11/15/20	20,150
		Compagnie Generale de Geophysique-Veritas (France)
65		7.50%, 5/15/15	68,250
70		7.75%, 5/15/17	74,200
255		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	253,088
1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,141,707
725	[1,3]	Corral Finans AB, 6.855%, 4/15/10 (Sweden)	727,859
1,000		Dominion Resources, Inc., 5.70%, 9/17/12	1,025,648
250	[4]	DTE Energy Co., 7.05%, 6/01/11	266,161
125		Edison Mission Energy, 7.50%, 6/15/13	130,000
		El Paso Corp.,
165		7.75%, 1/15/32	183,975
205		7.80%, 8/01/31	228,575
175		El Paso Natural Gas Co., 8.875%, 6/15/32	218,556
31		Elwood Energy LLC, 8.159%, 7/05/26	33,310
		Encore Acquisition Co.,
30		6.00%, 7/15/15	27,450
40		7.25%, 12/01/17	38,700
275		Exco Resources, Inc., 7.25%, 1/15/11	275,687
1,075		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,234,038
60		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	59,550
225		KCS Energy, Inc., 7.125%, 4/01/12	222,750
		Midwest Generation LLC,
370		8.75%, 5/01/34	408,850
426		Ser. B, 8.56%, 1/02/16	469,388
185		Mirant Americas Generation LLC, 8.30%, 5/01/11	195,638
120		Mission Energy Holdings Co., 13.50%, 7/15/08	131,100
		NRG Energy, Inc.,
50		7.25%, 2/01/14	51,750
285		7.375%, 2/01/16	296,044
250		Occidental Petroleum Corp., 6.75%, 1/15/12	267,867
320	[1]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	338,400
140		Orion Power Holdings, Inc., 12.00%, 5/01/10	161,700
1,000		Progress Energy, Inc., 7.75%, 3/01/31	1,210,930
		Reliant Energy, Inc.,
285		6.75%, 12/15/14	298,537
130		9.25%, 7/15/10	136,338
305	[1]	Sabine Pass LNG LP, 7.50%, 11/30/16	313,387
275	[1]	SemGroup LP, 8.75%, 11/15/15	283,937

Principal Amount (000)		Description	Value

		Energy—(cont’d)
$260	[1,2]	Stone Energy Corp., 8.106%, 7/15/10	$260,000
400	[1]	Targa Resources, Inc., 8.50%, 11/01/13	412,000
330		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	323,475
25		Williams Cos., Inc., 7.125%, 9/01/11	26,250

		Total Energy	12,299,533

		Entertainment & Leisure—1.2%
200		AMC Entertainment, Inc., 11.00%, 2/01/16	229,500
60		Cinemark, Inc., Zero Coupon, 3/15/14	55,200
225	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	241,313
100		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	83,000
55		Poster Financial Group, Inc., 8.75%, 12/01/11	57,200
190		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	193,325
155	[1]	TDS Investor, 9.875%, 9/01/14	165,850
140		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	140,350

		Total Entertainment & Leisure	1,165,738

		Financial Institutions—16.1%
104		AES Ironwood LLC, 8.857%, 11/30/25	116,721
		American Real Estate Partners LP/American Real Estate Finance Corp.,
230		7.125%, 2/15/13	226,262
860		8.125%, 6/01/11	877,200
100	[1,2]	BMS Holdings, Inc., 12.40%, 2/15/12	100,250
80		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	80,800
		Ford Motor Credit Co.,
1,600	[2]	6.926%, 1/15/10	1,563,094
150	[2]	8.105%, 1/13/12	147,947
2,000	[4]	General Electric Capital Corp., 3.45%, 7/16/07	1,992,624
1,500		HSBC Bank, Inc., 3.875%, 9/15/09	1,459,872
538	[1]	iPayment Investors LP, 11.625%, 7/15/14	559,425
175		iPayment, Inc., 9.75%, 5/15/14	182,219
225		K&F Acquisition, Inc., 7.75%, 11/15/14	240,750
325		MetLife, Inc., 6.125%, 12/01/11	338,305
		Momentive Performance Materials, Inc.,
30	[1]	9.75%, 12/01/14	31,725
555	[1]	10.125%, 12/01/14	588,300
185	[1]	11.50%, 12/01/16	197,950
		Rainbow National Services LLC,
210	[1]	8.75%, 9/01/12	224,175
2,245	[1]	10.375%, 9/01/14	2,528,431
460		Standard Aero Holdings, Inc., 8.25%, 9/01/14	497,950
666	[5]	Structured Asset Receivable Trust, 5.114%, 1/21/10	665,184
1,000	[1,4]	TIAA Global Markets, Inc., 3.875%, 1/22/08	987,987
50	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	51,313
2,000	[4]	Wells Fargo & Co., 3.50%, 4/04/08	1,966,848
450	[1]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	456,750

		Total Financial Institutions	16,082,082

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Health Care—3.7%
		HealthSouth Corp.,
$85	[1]	10.75%, 6/15/16	$92,650
150	[1,2]	11.354%, 6/15/14	163,125
1,000	[4]	Merck & Co., Inc., 4.375%, 2/15/13	960,531
150		Tenet Healthcare Corp., 6.875%, 11/15/31	120,000
290		Universal Hospital Services, Inc., 10.125%, 11/01/11	310,690
1,000		WellPoint, Inc., 5.95%, 12/15/34	991,883
1,000		Wyeth, 6.50%, 2/01/34	1,075,862

		Total Health Care	3,714,741

		Industrials—2.1%
260	[1]	AGY Holding Corp., 11.00%, 11/15/14	273,325
100		Hexcel Corp., 6.75%, 2/01/15	100,250
300		Park-Ohio Industries, Inc., 8.375%, 11/15/14	297,000
		RBS Global, Inc./Rexnord Corp.,
350		9.50%, 8/01/14	374,500
225		11.75%, 8/01/16	249,750
470	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	502,900
330		Trimas Corp., 9.875%, 6/15/12	342,375

		Total Industrials	2,140,100

		Media—15.5%
		Affinion Group, Inc.,
435		10.125%, 10/15/13	474,150
220		11.50%, 10/15/15	242,000
125		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	117,813
1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,142,668
120	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	127,200
80		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	83,000
150		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	159,375
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
515		10.25%, 9/15/10	548,475
105		Ser. B, 10.25%, 9/15/10	111,563
500	[1]	CMP Susquehanna Corp., 9.875%, 5/15/14	510,000
1,000		Comcast Cable Communications, Inc.,6.875%, 6/15/09	1,034,120
50		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	54,438
100		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	105,500
		EchoStar DBS Corp.,
550		5.75%, 10/01/08	550,687
210		7.00%, 10/01/13	218,138
45		7.125%, 2/01/16	46,856
485	[1]	Idearc, Inc., 8.00%, 11/15/16	506,219
75	[1]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	79,313
165		LIN Television Corp., 6.50%, 5/15/13	162,525
130		MediaNews Group, Inc., 6.875%, 10/01/13	118,300
405		Network Communications, Inc., 10.75%, 12/01/13	415,125
1,500		News America, Inc., 6.20%, 12/15/34	1,471,942

Principal Amount (000)		Description	Value

		Media—(cont’d)
$560		Nexstar Finance, Inc., 7.00%, 1/15/14	$544,600
		Nielsen Finance LLC/Nielsen Finance Co.,
220	[1]	Zero Coupon, 8/01/16	158,950
710	[1]	10.00%, 8/01/14	775,675
500	[1,2]	Paxson Communications Corp., 8.606%, 1/15/12	510,000
320		Primedia, Inc., 8.00%, 5/15/13	332,800
945		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	1,025,325
70		Sinclair Broadcast Group, Inc., 4.875%,7/15/18	70,175
80		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	80,000
1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,156,123
375	[1]	Umbrella Acquisition, Inc., 9.75%, 3/15/15	377,812
		Vertis, Inc.,
445		9.75%, 4/01/09	455,012
370		Ser. B, 10.875%, 6/15/09	366,762
85		Viacom, Inc., 6.625%, 5/15/11	88,758
1,215		Young Broadcasting, Inc., 10.00%, 3/01/11	1,236,262

		Total Media	15,457,661

		Real Estate—0.5%
500		ERP Operating LP, 6.95%, 3/02/11	531,882

		Technology—5.4%
		Amkor Technology, Inc.,
50		7.75%, 5/15/13	49,500
90		9.25%, 6/01/16	95,400
565		Celestica, Inc., 7.625%, 7/01/13 (Canada)	538,162
		Freescale Semiconductor, Inc.,
970	[1]	9.125%, 12/15/14	965,150
100	[1,2]	9.23%, 12/15/14	100,000
100	[1]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	111,500
540	[1]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	567,000
		Sanmina-SCI Corp.,
15		6.75%, 3/01/13	14,250
330		8.125%, 3/01/16	322,988
200		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	200,500
		SunGard Data Systems, Inc.,
140		9.125%, 8/15/13	150,150
610		10.25%, 8/15/15	671,000
1,010		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	1,050,400
137	[1]	UGS Capital Corp. II, 10.38%, 6/01/11	140,656
410		UGS Corp., 10.00%, 6/01/12	446,900

		Total Technology	5,423,556

		Telecommunications—12.4%
190		Cincinnati Bell, Inc., 7.25%, 7/15/13	197,600
280	[1]	Cricket Communications, Inc., 9.375%,11/01/14	299,250
		Digicel Group Ltd. (Bermuda)
170	[1,4]	8.875%, 1/15/15	166,812
520	[1]	9.125%, 1/15/15	504,400
130	[2]	Hawaiian Telcom Communications, Inc.,Ser. B, 10.86%, 5/01/13	132,925
355		Intelsat Corp., 9.00%, 6/15/16	389,169

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Telecommunications—(cont’d)
		Intelsat Ltd. (Bermuda)
$85	[2]	8.872%, 1/15/15	$86,962
300		9.25%, 6/15/16	330,000
170		11.25%, 6/15/16	194,012
730	[2]	11.354%, 6/15/13	781,100
240		Intelsat Subsidiary Holding Co. Ltd., 8.625%,1/15/15 (Bermuda)	256,500
500	[1]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	537,500
		Nortel Networks Ltd. (Canada)
390	[1,2]	9.606%, 7/15/11	417,300
135	[1]	10.125%, 7/15/13	148,838
125		PanAmSat Corp., 9.00%, 8/15/14	135,000
		Qwest Corp.,
200		7.875%, 9/01/11	213,000
340	[2]	8.605%, 6/15/13	371,875
1,500		SBC Communications, Inc., 6.45%, 6/15/34	1,556,049
1,000		Telecom Italia Capital S.A., 4.95%, 9/30/14 (Luxembourg)	952,815
2,000		Verizon New England, Inc., 6.50%, 9/15/11	2,085,508
1,000	[4]	Vodafone Group Plc, 7.75%, 2/15/10 (United Kingdom)	1,065,864
590	[1]	West Corp., 11.00%, 10/15/16	644,575
250	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	288,750
		Windstream Corp.,
360		8.125%, 8/01/13	390,600
220		8.625%, 8/01/16	241,450

		Total Telecommunications	12,387,854

		Transportation—2.0%
125		American Airlines, Inc., Ser. 99-1, 7.324%,4/15/11	126,875
500		Canadian National Railway Co., 6.90%,7/15/28 (Canada)	557,773
475		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	464,312
39		Horizon Lines LLC, 9.00%, 11/01/12	41,048
425	[1]	Navios Maritime Holdings, Inc., 9.50%,12/15/14 (Marshall Islands)	447,313
300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	315,000

		Total Transportation	1,952,321

		Total Corporate Bonds	97,602,300

		U.S. Government and Agency Securities—3.6%
410	[4]	U.S. Treasury Bonds, 5.375%, 2/15/31	439,149
		U.S. Treasury Notes,
810	[4]	4.125%, 8/15/10	800,824
1,000	[4]	4.25%, 8/15/13	985,312
75	[4]	4.25%, 8/15/15	73,148
710	[4]	4.75%, 5/15/14	717,627
550	[4]	4.875%, 8/15/16	560,097

		Total U.S. Government and Agency Securities	3,576,157

		Foreign Government Bond—0.2%
225		United Mexican States, 6.75%, 9/27/34	250,876

Shares		Description	Value

		Common Stocks—0.2%
396,568	[6]	Adelphia Recovery Trust	$27,760
947	[6]	Critical Care Systems Intl., Inc.	5,919
6,007	[6]	Time Warner Cable, Inc.	221,177

		Total Common Stocks	254,856

		Preferred Stock—0.1%
50,000		Superior Essex Holding Corp., Ser. A, 9.50%,	50,000

Principal Amount (000)

		Trust Preferred Stock—0.7%
$650	[1,2,7]	Barclays Bank Plc, 8.55% (United Kingdom)		728,856

		Total Long-Term Investments (cost $100,288,930)		102,463,045

		SHORT-TERM INVESTMENT—6.2%
		U.S. Government and Agency Discount Notes—6.2%
6,200	[8]	Federal Home Loan Bank Disc. Notes, 5.061%, 5/01/07 (cost $6,200,000)	.	6,200,000

		Total investments—108.7% (cost $106,488,9309)		$108,663,045
		Liabilities in excess of other assets—(8.7)%	.	(8,721,255)

		Net Assets—100%		$99,941,790

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 23.0% of its net assets, with a current market value of $23,009,213, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of April 30, 2007.
[3]	Security is fair valued.
[4]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[5]	Illiquid security. As of April 30, 2007, the Trust held 0.7% of its net assets, with a current market value of $665,184, in these securities.
[6]	Non-income producing security.
[7]	The security is a perpetual bond and has no stated maturity date.
[8]	Rate shown is the yield to maturity as of the date of purchase.
[9]

Cost for federal income tax purposes is $106,564,680. The net unrealized appreciation on a tax basis is $2,098,365, consisting of $3,197,368 gross unrealized appreciation and $1,099,003 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
April 30, 2007

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Assets
Investments at value, unaffiliated[2]	$40,033,423	$397,611,108
Investments at value, affiliated[3]	—	890,858
Investments in affiliates	21,463	81,796
Cash	143,967	81,596
Foreign currency at value[4]	—	8,580,440
Receivable from investments sold	—	979,270
Variation margin receivable	—	1,084,294
Deposits with brokers as collateral for borrowed bonds	—	—
Interest receivable	232,812	5,875,518
Unrealized appreciation on interest rate swaps	—	3,059,604
Unrealized appreciation on credit default swaps	—	—
Other assets	1,124	14,872

	40,432,789	418,259,356

Liabilities
Reverse repurchase agreements	—	36,554,125
Payable for investments purchased	—	4,369,118
Variation margin payable	—	—
Unrealized loss on foreign currency exchange contracts	—	4,281
Loans payable	—	—
Investments sold short at value[5]	—	—
Outstanding options written at value[6]	—	1,490,319
TBA sale commitments[7]	—	—
Unrealized depreciation on interest rate swaps	—	516,016
Unrealized depreciation on total return swaps	—	9,303
Interest payable	—	1,029,672
Interest rate floors at value	—	—
Investment advisory fees payable	18,267	151,459
Administration fees payable	4,982	—
Deferred Trustees’fees	21,463	81,796
Payable to affiliates	3,252	29,116
Other accrued expenses	35,159	203,598

	83,123	44,438,803

Preferred Shares at Redemption Value
$0.001 par value per share and $25,000 liquidation value per share, including dividends payable[8]	—	—

Net Assets Applicable to Common Shareholders	$40,349,666	$373,820,553

Composition of Net Assets
Par value[9]	$29,571	$27,019
Paid-in capital in excess of par	38,447,104	386,089,643
Cost of shares held in treasury[10]	—	—
Undistributed (distributions in excess of) net investment income	5,276,270	(7,085,134)
Accumulated net realized gain (loss)	(3,223,700)	(5,431,330)
Net unrealized appreciation (depreciation)	(179,579)	220,355

Net assets, April 30, 2007	$40,349,666	$373,820,553

Net asset value[11]	$13.65	$13.84

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost, unaffiliated	$40,213,002	$399,423,196
[3] Investments at cost, affiliated	$—	$891,058
[4] Foreign currency at cost	$—	$8,766,766
[5] Proceeds received	$—	$—
[6] Premiums received	$—	$2,261,545
[7] Proceeds for TBA sale commitments	$—	$—
[8] Preferred shares outstanding	—	—
[9] Par value per share	$0.01	$0.001
[10] Shares held in treasury	—	—
[11] Common shares outstanding	2,957,093	27,018,774

See Notes to Financial Statements.

	High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Preferred and Equity Advantage Trust (BTZ)	Strategic Bond Trust (BHD)

Assets
Investments at value, unaffiliated[2]	$72,479,825	$448,638,171	$439,084,312	$1,013,479,161	$1,724,105,095	$108,663,045
Investments at value, affiliated[3]	—	1,176,793	51,029	—	—	—
Investments in affiliates	31,113	153,393	184,118	75,575	—	16,678
Cash	2,466	43,849	3,012,715	2,295,071	2,180,548	52,390
Foreign currency at value[4]	—	—	—	1,681	—	—
Receivable from investments sold	10,300	25,786,001	67,604,951	5,333,025	107,419,606	101,000
Variation margin receivable	—	1,281,924	—	27,813	—	—
Deposits with brokers as collateral for borrowed bonds	—	—	61,867,750	—	186,322,500	—
Interest receivable	1,572,303	5,956,547	4,968,878	15,693,079	16,979,390	1,993,620
Unrealized appreciation on interest rate swaps	—	3,538,661	1,850,384	—	—	—
Unrealized appreciation on credit default swaps	10,172	—	—	—	—	—
Other assets	6,391	18,156	24,960	31,718	7,274	7,462

	74,112,570	486,593,495	578,649,097	1,036,937,123	2,037,014,413	110,834,195

Liabilities
Reverse repurchase agreements	—	61,184,826	36,189,500	182,178,141	10,061,000	10,479,908
Payable for investments purchased	476,082	11,934,469	51,151,545	139,177,034	138,170,750	100,000
Variation margin payable	—	—	306,344	—	671,977	—
Unrealized loss on foreign currency exchange contracts	—	—	—	487,961	—	—
Loans payable	20,250,000	—	—	—	—	—
Investments sold short at value[5]	—	—	48,923,473	—	185,341,338	—
Outstanding options written at value[6]	—	1,641,456	1,647,713	—	3,636,500	—
TBA sale commitments[7]	—	24,619,875	19,854,127	—	—	—
Unrealized depreciation on interest rate swaps	—	623,785	824,402	—	—	—
Unrealized depreciation on total return swaps	—	10,255	3,594	—	—	—
Interest payable	89,577	1,070,094	1,943,231	2,357,014	1,839,735	133,852
Interest rate floors at value	—	—	2,142,702	—	—	—
Investment advisory fees payable	44,994	188,313	221,500	394,537	900,153	59,066
Administration fees payable	2,194	64,874	94,809	—	—	—
Deferred Trustees’fees	31,113	153,393	184,118	75,575	—	16,678
Payable to affiliates	264	16,493	47,597	35,796	11,909	8,838
Other accrued expenses	86,477	174,791	222,004	291,452	876,615	94,063

	20,980,701	101,682,624	163,756,659	324,997,510	341,509,977	10,892,405

Preferred Shares at Redemption Value
$0.001 par value per share and $25,000 liquidation value per share, including dividends payable[8]	—	—	—	—	462,269,872	—

Net Assets Applicable to Common Shareholders	$53,131,869	$384,910,871	$414,892,438	$711,939,613	$1,233,234,564	$99,941,790

Composition of Net Assets
Par value[9]	$6,417	$344,497	$639,425	$36,850	$51,828	$7,058
Paid-in capital in excess of par	92,987,168	404,369,870	518,124,907	701,609,463	1,230,315,432	98,443,594
Cost of shares held in treasury[10]	—	(17,377,850)	—	—	—	—
Undistributed (distributions in excess of) net investment income	85,248	(2,061,255)	(1,932,916)	(1,443,777)	(3,950,451)	117,368
Accumulated net realized gain (loss)	(39,124,805)	(2,863,478)	(90,676,760)	1,354,318	(511,596)	(800,345)
Net unrealized appreciation (depreciation)	(822,159)	2,499,087	(11,262,218)	10,382,759	7,329,351	2,174,115

Net assets, April 30, 2007	$53,131,869	$384,910,871	$414,892,438	$711,939,613	$1,233,234,564	$99,941,790

Net asset value[11]	$8.28	$11.17	$6.49	$19.32	$23.79	$14.16

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost, unaffiliated	$73,312,156	$449,496,071	$456,476,407	$1,002,602,694	$1,713,274,301	$106,488,930
[3] Investments at cost, affiliated	$—	$1,187,582	$53,517	$—	$—	$—
[4] Foreign currency at cost	$—	$—	$—	$605	$—	$—
[5] Proceeds received	$—	$—	$49,629,126	$—	$183,539,692	$—
[6] Premiums received	$—	$2,478,560	$2,486,055	$—	$2,935,287	$—
[7] Proceeds for TBA sale commitments	$—	$24,627,656	$19,885,469	$—	$—	$—
[8] Preferred shares outstanding	—	—	—	18,480	—	—
[9] Par value per share	$0.001	$0.01	$0.01	$0.001	$0.001	$0.001
[10] Shares held in treasury	—	1,757,400	—	—	—	—
[11] Common shares outstanding	6,417,363	34,449,693	63,942,536	36,849,516	51,828,157	7,058,402

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended April 30, 2007

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Investment Income
Interest income	$1,054,164	$11,455,123
Dividend income	—	5,454
Foreign taxes withheld	—	—
Income from affiliates	182	2,060
Affiliated income	—	34,249

Total investment income	1,054,346	11,496,886

Expenses
Investment advisory	110,637	1,082,808
Administration	30,174	—
Transfer agent	4,403	6,800
Custodian	34,607	120,832
Reports to shareholders	16,916	51,293
Directors/Trustees	1,834	11,544
Registration	575	7,561
Independent accountants	14,834	38,158
Legal	4,780	38,555
Officers fees	348	2,988
Insurance	1,327	12,104
Organization	—	—
Auction agent	—	—
Deferred Trustees’ fees	182	2,060
Miscellaneous	5,958	26,091

Total expenses excluding interest expense and excise tax	226,575	1,400,794
Interest expense	—	630,830
Excise tax	54,413	—

Total expenses	280,988	2,031,624
Less Advisory fees waived	—	—
Less fees paid indirectly	—	(4,389)

Net expenses	280,988	2,027,235

Net investment income	773,358	9,469,651

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	15,531	1,278,777
Foreign currency	—	(142,785)
Futures and swaps	—	2,494,820
Interest rate floors	—	3,317
Options written	—	472,353
Short sales	—	—

	15,531	4,106,482

Net change in unrealized appreciation/depreciation on:
Investments	110,151	1,283,794
Foreign currency	—	(143,401)
Futures and swaps	—	(3,391,917)
Interest rate floors	—	—
Options written	—	(160,633)
Short sales	—	—

	110,151	(2,412,157)

Net gain	125,682	1,694,325

Dividends from net investment income to preferred shareholders	—	—

Net Increase in Net Assets Resulting from Operations	$899,040	$11,163,976

[1]	Consolidated Statement of Operations.
[2]	Commencement of investment operations for Preferred and Equity Advantage Trust was December 27, 2006. This information includes the initial investment by BlackRock Funding, Inc.

See Notes to Financial Statements.

	High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Preferred and Equity Advantage Trust[2] (BTZ)	Strategic Bond Trust (BHD)

Investment Income
Interest income	$3,158,041	$13,451,472	$15,739,308	$34,668,232	$21,536,601	$4,163,263
Dividend income	10,706	3,316	—	19,200	11,672,571	4,158
Foreign taxes withheld	—	—	—	—	(50,904)	—
Income from affiliates	554	3,425	4,896	—	—	—
Affiliated income	—	45,899	1,881	1,895	—	312

Total investment income	3,169,301	13,504,112	15,746,085	34,689,327	33,158,268	4,167,733

Expenses
Investment advisory	374,184	1,142,227	1,332,105	2,484,667	3,437,209	413,791
Administration	35,637	190,371	307,409	—	—	—
Transfer agent	6,731	9,823	31,678	6,592	5,625	6,554
Custodian	58,055	113,968	130,211	215,099	96,334	54,865
Reports to shareholders	17,704	58,462	80,310	95,995	68,118	15,511
Directors/Trustees	1,876	11,592	11,716	12,966	7,927	3,288
Registration	7,538	10,127	16,580	10,938	9,124	7,532
Independent accountants	21,887	38,237	38,330	26,782	17,842	20,438
Legal	4,804	34,294	34,198	50,917	36,485	9,631
Officers fees	397	3,078	3,364	5,693	5,370	782
Insurance	2,170	13,311	15,137	28,806	20,205	3,457
Organization	—	—	—	—	15,000	—
Auction agent	—	—	—	—	158,294	—
Deferred Trustees’ fees	554	3,425	4,896	1,895	—	312
Miscellaneous	5,751	27,737	28,853	36,644	35,279	7,758

Total expenses excluding interest expense and excise tax	537,288	1,656,652	2,034,787	2,976,994	3,912,812	543,919
Interest expense	597,904	1,643,919	3,243,877	5,540,337	5,428,787	333,702
Excise tax	—	—	—	—	14,538	—

Total expenses	1,135,192	3,300,571	5,278,664	8,517,331	9,356,137	877,621
Less Advisory fees waived	—	—	—	—	—	(101,157)
Less fees paid indirectly	(4,648)	(4,336)	(12,336)	(31,027)	(45,843)	(3,447)

Net expenses	1,130,544	3,296,235	5,266,328	8,486,304	9,310,294	773,017

Net investment income	2,038,757	10,207,877	10,479,757	26,203,023	23,847,974	3,394,716

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,489,403)	(593,598)	935,244	4,362,012	4,836,696	716,167
Foreign currency	—	—	—	405,541	—	—
Futures and swaps	—	3,331,676	(573,758)	64,385	212,584	—
Interest rate floors	—	3,654	3,623	—	—	—
Options written	—	505,900	42,523	—	(7,452,467)	—
Short sales	—	(14,313)	(23,452)	—	1,891,591	—

	(2,489,403)	3,233,319	384,180	4,831,938	(511,596)	716,167

Net change in unrealized appreciation/depreciation on:
Investments	5,150,819	1,483,024	(1,550,865)	8,476,479	10,830,794	1,478,277
Foreign currency	—	—	—	(459,348)	—	—
Futures and swaps	10,172	(3,554,749)	2,505,083	4,613	(998,584)	—
Interest rate floors	—	—	448,464	—	—	—
Options written	—	(161,965)	(151,089)	—	(701,213)	—
Short sales	—	221,468	210,050	—	(1,801,646)	—

	5,160,991	(2,012,222)	1,461,643	8,021,744	7,329,351	1,478,277

Net gain	2,671,588	1,221,097	1,845,823	12,853,682	6,817,755	2,194,444

Dividends from net investment income to preferred shareholders	—	—	—	—	(3,526,895)	—

Net Increase in Net Assets Resulting from Operations	$4,710,345	$11,428,974	$12,325,580	$39,056,705	$27,138,834	$5,589,160

STATEMENTS OF CASH FLOWS (unaudited)
For the six months ended April 30, 2007

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Net Increase in Net Assets Resulting from Operations to Net Cash Flows Provided by Operating Activities
Net increase in net assets resulting from operations, excluding dividends to preferred shareholders	$899,040	$11,163,976

Purchases of long-term investments	(564,277)	(467,403,416)
Proceeds from sales of long-term investments	5,832,043	448,064,708
Net proceeds (purchases) of short-term investments	(4,564,288)	850,714
Increase in deposits with brokers as collateral for borrowed bonds	—	—
Amortization of premium and discount on investments	(64,839)	1,114,209
Net realized loss (gain) on investments	(15,531)	(1,278,777)
Decrease (Increase) in unrealized appreciation/depreciation on investments	(110,151)	(1,283,794)
Net effect of exchange rates on foreign currency	—	142,785
Increase (Decrease) in investments sold short	—	—
Increase (Decrease) in outstanding options written	—	(637,453)
Increase (Decrease) in TBA sale commitments	—	—
Decrease in interest rate floors	—	—
Decrease (Increase) in unrealized appreciation/depreciation on swaps	—	(143,128)
Increase in investments in affiliates	(181)	(2,060)
Decrease (Increase) in receivable for investments sold	—	(583,452)
Decrease in unrealized gain on foreign currency exchange contracts	—	83,487
Increase in variation margin receivable	—	(450,956)
Decrease (Increase) in interest receivable	115,107	(522,831)
Decrease (Increase) in other assets	1,326	7,464
Decrease in foreign currency payable to custodian	—	—
Increase (Decrease) in payable for investments purchased	—	(6,596,670)
Decrease in payable for dollar rolls	—	—
Increase in unrealized loss on foreign currency exchange contracts	—	4,281
Increase (Decrease) in variation margin payable	—	—
Increase in interest payable	—	346,935
Increase (Decrease) in investment advisory fee payable	(1,074)	4,323
Decrease in cash with brokers as collateral	—	(600,000)
Increase (Decrease) in administration fee payable	(293)	—
Increase in Deferred Directors/Trustees’ fees	181	2,060
Increase (Decrease) in payable to affiliates	(4,702)	11,277
Increase (Decrease) in accrued expenses	(159,027)	24,451

Total adjustments	464,294	(28,845,843)

Net cash provided by (used for) operating activities	$1,363,334	$(17,681,867)

Cash flows provided by (used for) financing activities:
Capital contributions	—	—
Increase (Decrease) in reverse repurchase agreements	—	32,643,037
Increase in preferred shares at redemption value including dividends payable	—	—
Cash dividends paid to common shareholders	(1,330,692)	(10,861,547)
Distributions to preferred shareholders	—	—

Net cash provided by (used for) financing activities:	$(1,330,692)	$21,781,490

Net increase (decrease) in cash	32,642	4,099,623
Cash and foreign currency at beginning of period	111,325	4,562,413

Cash and foreign currency at end of period	$143,967	$8,662,036

Cash paid during the period for interest	$—	$283,895

[1]	Consolidated Statement of Cash Flows.
2	Commencement of investment operations for Preferred and Equity Advantage Trust was December 27, 2006. This information includes the initial investment by BlackRock Funding, Inc.

See Notes to Financial Statements.

	High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Preferred and Equity Advantage Trust[2] (BTZ)	Strategic Bond Trust (BHD)

Net Increase in Net Assets Resulting from Operations to Net Cash Flows Provided by Operating Activities
Net increase in net assets resulting from operations, excluding dividends to preferred shareholders	$4,710,345	$11,428,974	$12,325,580	$39,056,705	$30,665,729	$5,589,160

Purchases of long-term investments	(26,286,574)	(820,732,923)	(1,003,845,253)	(1,194,937,865)	(2,197,351,517)	(23,146,631)
Proceeds from sales of long-term investments	26,881,619	792,455,597	1,060,668,586	1,237,939,483	500,039,052	32,669,494
Net proceeds (purchases) of short-term investments	(1,442,087)	5,181,809	1,032,677	(3,297,390)	(10,583,017)	(6,147,991)
Increase in deposits with brokers as collateral for borrowed bonds	—	—	(1,465,374)	—	(186,322,500)	—
Amortization of premium and discount on investments	(15,906)	933,234	5,765,809	1,245,920	(542,123)	4,510
Net realized loss (gain) on investments	2,489,403	593,598	(935,244)	(4,362,012)	(4,836,696)	(716,167)
Decrease (Increase) in unrealized appreciation/depreciation on investments	(5,150,819)	(1,483,024)	1,550,865	(8,476,479)	(10,830,794)	(1,478,277)
Net effect of exchange rates on foreign currency	—	—	—	(405,541)	—	—
Increase (Decrease) in investments sold short	—	—	(12,144,967)	—	185,341,338	—
Increase (Decrease) in outstanding options written	—	(681,098)	(675,416)	—	3,636,500	—
Increase (Decrease) in TBA sale commitments	—	(1,367,812)	3,272,725	—	—	—
Decrease in interest rate floors	—	—	247,846	—	—	—
Decrease (Increase) in unrealized appreciation/depreciation on swaps	(10,172)	(146,917)	61,120	—	—	—
Increase in investments in affiliates	(554)	(3,425)	(4,896)	(1,895)	—	(312)
Decrease (Increase) in receivable for investments sold	211,419	752,397	(51,140,957)	(2,057,801)	(107,419,606)	175,351
Decrease in unrealized gain on foreign currency exchange contracts	—	—	—	—	—	—
Increase in variation margin receivable	—	(471,830)	—	(27,813)	—	—
Decrease (Increase) in interest receivable	(7,851)	(406,322)	(674,407)	(221,718)	(16,979,390)	170,200
Decrease (Increase) in other assets	(2,384)	11,419	2,976	26,815	(7,274)	(1,079)
Decrease in foreign currency payable to custodian	—	—	—	(1,100)	—	—
Increase (Decrease) in payable for investments purchased	415,450	(1,655,880)	51,151,545	(388,715)	138,170,750	19,157
Decrease in payable for dollar rolls	—	—	(15,527,433)	—	—	—
Increase in unrealized loss on foreign currency exchange contracts	—	—	—	450,981	—	—
Increase (Decrease) in variation margin payable	—	—	(762,327)	—	671,977	—
Increase in interest payable	2,677	192,923	339,995	1,681,776	1,839,735	108,603
Increase (Decrease) in investment advisory fee payable	387	(5,675)	(6,240)	(28,337)	900,153	7,350
Decrease in cash with brokers as collateral	—	(600,000)	—	—	—	—
Increase (Decrease) in administration fee payable	37	(946)	(1,440)	—	—	—
Increase in Deferred Directors/Trustees’ fees	554	3,425	4,896	1,895	—	312
Increase (Decrease) in payable to affiliates	264	10,688	(155)	17,288	11,909	3,068
Increase (Decrease) in accrued expenses	8,140	4,583	58,242	66,381	876,615	4,960

Total adjustments	(2,906,397)	(27,416,179)	36,973,173	27,223,873	(1,703,384,888)	1,672,548

Net cash provided by (used for) operating activities	$1,803,948	$(15,987,205)	$49,298,753	$66,280,578	$(1,672,719,159)	$7,261,708

Cash flows provided by (used for) financing activities:
Capital contributions	—	—	—	1,286,908	1,230,367,260	—
Increase (Decrease) in reverse repurchase agreements	—	26,858,668	(34,501,125)	(37,821,390)	10,061,000	(4,471,227)
Increase in preferred shares at redemption value including dividends payable	—	—	—	—	462,269,872	—
Cash dividends paid to common shareholders	(1,963,713)	(11,368,402)	(11,893,314)	(27,610,100)	(24,271,530)	(3,260,982)
Distributions to preferred shareholders	—	—	—	—	(3,526,895)	—

Net cash provided by (used for) financing activities:	$(1,963,713)	$15,490,266	$(46,394,439)	$(64,144,582)	$1,674,899,707	$(7,732,209)

Net increase (decrease) in cash	(159,765)	(496,939)	2,904,314	2,135,996	2,180,548	(470,501)
Cash and foreign currency at beginning of period	162,231	540,788	108,401	160,756	—	522,891

Cash and foreign currency at end of period	$2,466	$43,849	$3,012,715	$2,296,752	$2,180,548	$52,390

Cash paid during the period for interest	$595,227	$1,450,996	$2,903,882	$3,858,561	$3,589,052	$225,099

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)		Core Bond Trust (BHK)

	2007	2006	2007	2006

Net Increase in Net Assets

Operations:
Net investment income	$773,358	$1,918,798	$9,469,651	$17,700,447
Net realized gain (loss)	15,531	(493,395)	4,106,482	(8,285,073)
Net change in unrealized appreciation/depreciation	110,151	341,005	(2,412,157)	11,551,542

Net increase in net assets resulting from operations	899,040	1,766,408	11,163,976	20,966,916

Dividends and Distributions to Common Shareholders from:
Net investment income[2]	(1,330,692)	(4,191,834)	(10,861,547)	(25,048,230)
Net realized gains	—	(69,260)	—	(7,914,351)
Tax return of capital distributions	—	—	—	—

Total dividends and distributions	(1,330,692)	(4,261,094)	(10,861,547)	(32,962,581)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—

Total increase (decrease)	(431,652)	(2,494,686)	302,429	(11,995,665)

Net Assets
Beginning of period	40,781,318	43,276,004	373,518,124	385,513,789

End of period	$40,349,666	$40,781,318	$373,820,553	$373,518,124

End of period undistributed (distribution in excess of) net investment income	$5,276,270	$5,833,604	$(7,085,134)	$(5,693,238)

1	Consolidated Statement of Changes in Net Assets.
2	A portion of the dividends from net investment income for the six months ended April 30, 2007 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

	High Yield Trust (BHY)		Income Opportunity Trust (BNA)		Income Trust Inc. (BKT)

	2007	2006	2007	2006	2007	2006

Net Increase in Net Assets

Operations:
Net investment income	$2,038,757	$4,211,671	$10,207,877	$19,514,794	$10,479,757	$20,352,044
Net realized gain (loss)	(2,489,403)	(2,067,969)	3,233,319	(7,330,378)	384,180	1,937,674
Net change in unrealized appreciation/depreciation	5,160,991	4,444,627	(2,012,222)	7,965,246	1,461,643	1,267,311

Net increase in net assets resulting from operations	4,710,345	6,588,329	11,428,974	20,149,662	12,325,580	23,557,029

Dividends and Distributions to Common Shareholders from:
Net investment income[2]	(1,963,713)	(4,175,232)	(11,368,402)	(22,238,524)	(11,893,314)	(21,910,288)
Net realized gains	—	—	—	(8,976,694)	—	—
Tax return of capital distributions	—	—	—	(2,162,198)	—	(5,576,693)

Total dividends and distributions	(1,963,713)	(4,175,232)	(11,368,402)	(33,377,416)	(11,893,314)	(27,486,981)

Capital Share Transactions:
Reinvestment of common dividends	—	48,307	—	—	—	—

Total increase (decrease)	2,746,632	2,461,404	60,572	(13,227,754)	432,266	(3,929,952)

Net Assets
Beginning of period	50,385,237	47,923,833	384,850,299	398,078,053	414,460,172	418,390,124

End of period	$53,131,869	$50,385,237	$384,910,871	$384,850,299	$414,892,438	$414,460,172

End of period undistributed (distribution in excess of) net investment income	$85,248	$10,204	$(2,061,255)	$(900,730)	$(1,932,916)	$(519,359)

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	Limited Duration Income Trust (BLW)		Preferred and Equity Advantage Trust[1] (BTZ)	Strategic Bond Trust (BHD)

	2007	2006	2007	2007	2006

Net Increase in Net Assets

Operations:
Net investment income	$26,203,023	$49,596,055	$23,847,974	$3,394,716	$6,965,538
Net realized gain (loss)	4,831,938	(1,589,905)	(511,596)	716,167	(759,640)
Net change in unrealized appreciation/depreciation	8,021,744	2,473,132	7,329,351	1,478,277	2,082,388
Dividends from net investment income to Preferred Shareholders	—	—	(3,526,895)	—	—

Net increase in net assets resulting from operations	39,056,705	50,479,282	27,138,834	5,589,160	8,288,286

Dividends and Distributions to Common Shareholders from:
Net investment income[2]	(27,610,100)	(55,725,066)	(24,271,530)	(3,260,982)	(6,969,104)
Tax return of capital	—	(760,960)	—	—	(251,641)

Total dividends and distributions	(27,610,100)	(56,486,026)	(24,271,530)	(3,260,982)	(7,220,745)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	1,115,290,352	—	—
Net proceeds from the underwriters’ over-allotment excercised	—	—	113,370,625	—	—
Reinvestment of common dividends	1,286,908	251,427	1,706,283	—	—

Net proceeds from capital share transactions	1,286,908	251,427	1,230,367,260	—	—

Total increase (decrease)	12,733,513	(5,755,317)	1,233,234,564	2,328,178	1,067,541

Net Assets
Beginning of period	699,206,100	704,961,417	—	97,613,612	96,546,071

End of period	$711,939,613	$699,206,100	$1,233,234,564	$99,941,790	$97,613,612

End of period undistributed (distribution in excess of) net investment income	$(1,443,777)	$(36,700)	$(3,950,451)	$117,368	$(16,366)

[1]

Commencement of investment operations for Preferred and Equity Advantage Trust was December 27, 2006. This information includes the intial investment by BlackRock Funding, Inc. The other Trusts’ statements are for six months ended April 30, 2007 and the full year ended October 31, 2006.

[2]	A portion of the dividend from net investment income for the six months ended April 30, 2007 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.79	$14.63	$15.98	$16.02	$17.33	$16.05

Investment operations:
Net investment income	0.26	0.65	0.80	0.61	1.28	2.01
Net realized and unrealized gain (loss)	0.05	(0.05)	(0.87)	0.25	(1.40)	0.04

Net increase (decrease) from investment operations	0.31	0.60	(0.07)	0.86	(0.12)	2.05

Dividends and distributions from:
Net investment income	(0.45)[1]	(1.42)	(1.03)	(0.90)	(1.19)	(0.77)
Net realized gains	—	(0.02)	(0.25)	—	—	—

Total dividends and distributions	(0.45)	(1.44)	(1.28)	(0.90)	(1.19)	(0.77)

Net asset value, end of period	$13.65	$13.79	$14.63	$15.98	$16.02	$17.33

Market price, end of period	$15.15	$15.08	$15.86	$15.80	$15.85	$16.18

TOTAL INVESTMENT RETURNS:[2]
At net asset value[3]	1.96%	3.53%	(0.82)%	5.52%	(0.61)%	13.65%

At market value	3.48%	4.44%	8.74%	5.45%	5.32%	18.34%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.40%[4]	1.14%	2.37%	2.48%	2.43%	2.50%
Net expenses	1.40%[4]	1.14%	2.37%	2.48%	2.43%	2.50%
Net expenses excluding excise tax	1.13%[4]	1.14%	1.19%	1.11%	1.18%	1.16%
Net investment income	3.84%[4]	4.50%	5.23%	3.83%	7.54%	12.22%
SUPPLEMENTAL DATA:
Average net assets (000)	$40,565	$42,625	$45,264	$47,191	$49,882	$48,731
Portfolio turnover	1%	8%	116%	20%	39%	35%
Net assets, end of period (000)	$40,350	$40,781	$43,276	$47,255	$47,381	$51,244
Reverse repurchase agreements outstanding, end of period (000)	$—	$—	$—	$19,263	$19,953	$23,669
Asset coverage, end of period[5]	$—	$—	$—	$3,453	$3,375	$3,165
Reverse repurchase agreements average daily balance (000)	$—	$—	$7,865	$22,055	$19,409	$18,388
Reverse repurchase agreements weighted average interest rate	—%	—%	2.32%	1.20%	1.21%	1.82%

1	A portion of the dividend from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
2

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3	Unaudited.
4	Annualized.
5	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Core Bond Trust (BHK)

	Six Months Ended April 30, 2007 (unaudited)					For the period November 30, 2001[1] through October 31, 2002

		Year Ended October 31,

		2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.82	$14.27	$15.22	$14.75	$14.33	$14.33 [2]

Investment operations:
Net investment income	0.35	0.66	0.78	0.92	0.83	0.99
Net realized and unrealized gain (loss)	0.07	0.11	(0.37)	0.66	0.77	0.04

Net increase from investment operations	0.42	0.77	0.41	1.58	1.60	1.03

Dividends and distributions from:
Net investment income	(0.40)[3]	(0.93)	(1.01)	(0.86)	(1.00)	(1.00)
Net realized gains	—	(0.29)	(0.35)	(0.25)	(0.18)	—

Total dividends and distributions	(0.40)	(1.22)	(1.36)	(1.11)	(1.18)	(1.00)

Capital charges with respect to issuance of shares	—	—	—	—	—	(0.03)

Net asset value, end of period	$13.84	$13.82	$14.27	$15.22	$14.75	$14.33

Market price, end of period	$12.95	$12.86	$13.69	$14.02	$13.57	$13.82

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	3.27%	6.20%	3.32%	11.64%	11.76%	7.47%

At market value	3.84%	3.07%	7.46%	11.93%	6.62%	(1.02)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.10%[6]	1.08%	1.50%	1.32%	1.05%	1.04%[6]
Net expenses	1.10%[6]	1.08%	1.50%	1.32%	1.05%	1.04%[6]
Net expenses excluding interest expense	0.76%[6]	0.77%	0.85%	0.92%	0.87%	0.93%[6]
Net investment income	5.12%[6]	4.78%	5.20%	6.20%	5.58%	7.67%[6]
SUPPLEMENTAL DATA:
Average net assets (000)	$372,941	$370,219	$402,783	$401,212	$401,049	$380,277
Portfolio turnover	37%	88%	220%	398%	161%	73%
Net assets, end of period (000)	$373,821	$373,518	$385,514	$411,163	$398,540	$387,238
Reverse repurchase agreements outstanding, end of period (000)	$36,554	$3,911	$86,876	$102,474	$91,668	$165,215
Asset coverage, end of period[7]	$11,226	$96,502	$5,438	$5,012	$5,348	$3,342
Reverse repurchase agreements average daily balance (000)	$24,157	$25,340	$91,130	$145,094	$67,591	$35,207
Reverse repurchase agreements weighted average interest rate	5.19%	4.54%	2.86%	1.11%	1.05%	1.04%

1	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3	A portion of the dividend from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
4

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Unaudited.
6	Annualized.
7	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock High Yield Trust (BHY)

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31,

		2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.85	$7.48	$7.95	$6.96	$6.13	$7.20

Investment operations:
Net investment income	0.32	0.66	0.68	0.92	1.06	1.20
Net realized and unrealized gain (loss)	0.42	0.36	(0.36)	1.02	0.89	(0.98)

Net increase from investment operations	0.74	1.02	0.32	1.94	1.95	0.22

Dividends to common shareholders from:
Net investment income	(0.31)[1]	(0.65)	(0.79)	(0.92)	(1.07)	(1.20)
Tax return of capital	—	—	—	(0.03)	(0.05)	(0.09)

Total dividends and distributions	(0.31)	(0.65)	(0.79)	(0.95)	(1.12)	(1.29)

Net asset value, end of period	$8.28	$7.85	$7.48	$7.95	$6.96	$6.13

Market price, end of period	$8.32	$7.77	$7.36	$9.30	$10.25	$8.68

TOTAL INVESTMENT RETURNS:[2]
At net asset value[3]	9.58%	14.25%	2.72%	29.18%	25.00%	(2.78)%

At market value	11.24%	14.93%	(13.49)%	0.28%	32.87%	7.97%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	4.44%[4]	4.50%	3.52%	2.69%	3.07%	3.45%
Net expenses	4.42%[4]	4.49%	3.51%	2.68%	3.07%	3.45%
Net expenses excluding interest expense	2.08%[4]	2.19%	2.10%	1.96%	2.22%	2.20%
Net investment income	7.97%[4]	8.74%	8.71%	12.16%	16.37%	16.29%
SUPPLEMENTAL DATA:
Average net assets (000)	$51,614	$48,176	$50,104	$48,186	$41,326	$46,751
Portfolio turnover	38%	85%	102%	156%	30%	147%
Net assets, end of period (000)	$53,132	$50,385	$47,924	$50,914	$44,438	$38,953
Loan outstanding, end of period (000)	$20,250	$20,250	$20,750	$19,250	$19,250	$19,250
Asset coverage, end of period[5]	$3,624	$3,488	$3,310	$3,645	$3,308	$3,024
Loan average daily balance (000)	$20,250	$20,621	$20,425	$19,250	$19,250	$22,664
Loan weighted average interest rate	5.42%	4.75%	2.87%	1.80%	1.96%	2.65%

[1]	A portion of the dividend from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[2]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Unaudited.
[4]	Annualized.
[5]	Per $1,000 of loan outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Opportunity Trust (BNA)

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31,

		2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.17	$11.56	$12.38	$11.93	$11.83	$11.47

Investment operations:
Net investment income	0.30	0.57	0.72	0.76	0.84	1.15
Net realized and unrealized gain (loss)	0.03	0.01	(0.45)	0.53	0.31	(0.05)

Net increase from investment operations	0.33	0.58	0.27	1.29	1.15	1.10

Dividends and distributions from:
Net investment income	(0.33)[1]	(0.65)	(0.81)	(0.84)	(0.81)	(0.75)
Net realized gains	—	(0.26)	(0.28)	—	(0.24)	—
Tax return of capital	—	(0.06)	—	—	—	—

Total dividends and distributions	(0.33)	(0.97)	(1.09)	(0.84)	(1.05)	(0.75)

Increase resulting from Trust shares repurchased	—	—	—	—	—	0.01

Net asset value, end of period	$11.17	$11.17	$11.56	$12.38	$11.93	$11.83

Market price, end of period	$10.70	$10.58	$10.90	$11.38	$10.95	$10.50

TOTAL INVESTMENT RETURNS:[2]
At net asset value[3]	3.15%	5.76%	3.03%	11.81%	10.92%	11.14%

At market value	4.32%	6.27%	5.53%	12.04%	14.71%	8.44%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.73%[4]	1.61%	1.72%	1.11%	1.29%	1.40%
Net expenses	1.73%[4]	1.61%	1.72%	1.11%	1.29%	1.40%
Net expenses excluding interest expense	0.87%[4]	0.89%	0.87%	0.84%	0.89%	0.93%
Net investment income	5.36%[4]	4.92%	5.97%	6.29%	6.99%	10.04%
SUPPLEMENTAL DATA:
Average net assets (000)	$383,898	$381,726	$413,777	$415,131	$413,543	$394,495
Portfolio turnover	77%	131%	396%	300%	46%	153%
Net assets, end of period (000)	$384,911	$384,850	$398,078	$426,643	$410,981	$407,480
Reverse repurchase agreements outstanding, end of period (000)	$61,185	$34,326	$120,179	$94,644	$103,378	$85,704
Asset coverage, end of period[5]	$7,291	$12,212	$4,312	$5,508	$4,976	$5,755
Reverse repurchase agreements average daily balance (000)	$62,115	$59,691	$122,457	$97,264	$136,172	$36,153
Reverse repurchase agreements weighted average interest rate	5.26%	4.59%	2.87%	1.14%	1.22%	1.93%

[1]	A portion of the dividend from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[2]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Unaudited.
[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Trust Inc. (BKT)

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31,

		2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$6.48	$6.54	$6.95	$7.21	$8.13	$8.06

Investment operations:
Net investment income	0.17	0.32	0.44	0.51	0.61	0.99
Net realized and unrealized gain (loss)	0.03	0.05	(0.30)	(0.16)	(0.52)	(0.35)

Net increase from investment operations	0.20	0.37	0.14	0.35	0.09	0.64

Dividends and distributions from:
Net investment income	(0.19)[1]	(0.34)	(0.48)	(0.61)	(1.01)	(0.57)
Tax return of capital	—	(0.09)	(0.07)	—	—	—

Total dividends and distributions	(0.19)	(0.43)	(0.55)	(0.61)	(1.01)	(0.57)

Net asset value, end of period	$6.49	$6.48	$6.54	$6.95	$7.21	$8.13

Market price, end of period	$6.21	$6.07	$5.90	$7.50	$7.71	$8.07

TOTAL INVESTMENT RETURNS:[2]
At net asset value[3]	3.16%	6.06%	1.97%	5.16%	1.20%	8.50%

At market value	5.37%	10.18%	(14.63)%	5.97%	15.41%	15.35%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.58%[4]	2.85%	2.80%	1.37%	1.36%	2.05%
Net expenses	2.57%[4]	2.84%	2.79%	1.37%	1.36%	2.05%
Net expenses excluding interest expense	0.99%[4]	1.00%	0.99%	0.97%	1.02%	1.03%
Net investment income	5.11%[4]	4.92%	6.54%	7.13%	8.18%	12.28%
SUPPLEMENTAL DATA:
Average net assets (000)	$413,275	$413,597	$430,035	$447,984	$472,676	$506,533
Portfolio turnover	157%	80%	60%	120%	64%	125%
Net assets, end of period (000)	$414,892	$414,460	$418,390	$442,635	$457,301	$511,385
Reverse repurchase agreements outstanding, end of period (000)	$36,190	$70,691	$149,558	$223,736	$121,767	$205,792
Asset coverage, end of period[5]	$12,464	$6,863	$3,798	$2,978	$4,756	$3,485
Reverse repurchase agreements average daily balance (000)	$70,182	$104,393	$180,553	$158,278	$135,804	$173,501
Reverse repurchase agreements weighted average interest rate	5.21%	4.54%	2.81%	1.12%	1.17%	1.81%

[1]	A portion of the dividend from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[2]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Unaudited.
[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Limited Duration Income Trust (BLW)

	Six Months Ended April 30, 2007 (unaudited)				For the period July 30, 2003[1] through October 31, 2003
		Year Ended October 31,

		2006	2004	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.01	$19.17	$20.13	$19.74	$19.10 [2]

Investment operations:
Net investment income	0.71	1.35	1.46	1.46	0.33
Net realized and unrealized gain (loss)	0.35	0.03	(0.94)	0.43	0.60

Net increase from investment operations	1.06	1.38	0.52	1.89	0.93

Dividends and distributions from:
Net investment income	(0.75)[3]	(1.52)	(1.33)	(1.49)	(0.25)
Net realized gains	—	—	(0.15)	(0.01)	—
Tax return of capital	—	(0.02)	—	—	—

Total dividends and distributions	(0.75)	(1.54)	(1.48)	(1.50)	(0.25)

Capital charges with respect to issuance of shares	—	—	—	—	(0.04)

Net asset value, end of period	$19.32	$19.01	$19.17	$20.13	$19.74

Market price, end of period	$19.57	$18.85	$17.48	$19.95	$18.80

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	5.67%	7.85%	2.93%	10.17%	4.71%

At market value	7.95%	17.31%	(5.30)%	14.64%	(4.77)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.44%[6]	2.20%	1.71%	1.26%	0.82%[6]
Net expenses	2.43%[6]	2.19%	1.71%	1.25%	0.82%[6]
Net expenses excluding interest expense	0.84%[6]	0.91%	0.92%	0.90%	0.79%[6]
Net investment income	7.50%[6]	7.10%	7.42%	7.34%	6.87%[6]
SUPPLEMENTAL DATA:
Average net assets (000)	$704,563	$698,382	$722,668	$730,369	$686,655
Portfolio turnover	46%	132%	70%	215%	127%
Net assets, end of period (000)	$711,940	$699,206	$704,961	$739,225	$724,747
Reverse repurchase agreements outstanding, end of period (000)	$182,178	$220,000	$176,010	$159,416	$118,993
Asset coverage, end of period[7]	$4,908	$4,178	$5,005	$5,637	$7,091
Reverse repurchase agreements average daily balance (000)	$207,835	$179,366	$186,660	$195,845	$26,591
Reverse repurchase agreements weighted average interest rate	5.34%	4.96%	3.08%	1.32%	0.76%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]	A portion of the dividend from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Unaudited.
[6]	Annualized.
[7]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Preferred and Equity Advantage Trust (BTZ)

For the period December 27, 2006[1] through April 30, 2007 (unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$23.88 [2]

Investment operations:
Net investment income	0.46
Net realized and unrealized gain	0.16
Dividends to preferred shareholders from net investment income	(0.07)

Net increase from investment operations	0.55

Dividends to common shareholders from net investment income[3]	(0.47)

Capital charges with respect to issuance of:
Common shares	(0.04)
Preferred shares	(0.13)

Total capital charges	(0.17)

Net asset value, end of period	$23.79

Market price, end of period	$23.43

TOTAL INVESTMENT RETURNS:[4]
At net asset value	1.63%

At market value	(4.41)%

RATIOS TO AVERAGE NET ASSETS:[5,6]
Total expenses	2.28%
Net expenses	2.27%
Net expenses excluding interest expense and excise tax	0.94%
Net investment income before preferred share dividends	5.80%
Preferred share dividends	0.86%
Net investment income available to common shareholders	4.94%
SUPPLEMENTAL DATA:
Average net assets (000)	$1,200,281
Portfolio turnover	24%
Net assets applicable to common shareholders, end of period (000)	$1,233,235
Reverse repurchase agreements outstanding, end of period (000)	$10,061
Preferred shares value outstanding, end of period (000)	$462,000
Asset coverage, end of period	$92,293
Reverse repurchase agreements average daily balance (000)	$201,159
Reverse repurchase agreements weighted average interest rate	5.39%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.125 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividend from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.
[6]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Bond Trust (BHD)

	Six Months Ended April 30, 2007 (unaudited)					For the period February 28, 2002[1] through October 31, 2002
		Year Ended October 31,

		2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.83	$13.68	$15.10	$15.07	$12.63	$14.33 [2]

Investment operations:
Net investment income	0.48	0.99	1.10	1.39	1.59	0.98
Net realized and unrealized gain (loss)	0.31	0.18	(1.13)	0.25	2.34	(1.77)

Net increase (decrease) from investment operations	0.79	1.17	(0.03)	1.64	3.93	(0.79)

Dividends and distributions from:
Net investment income	(0.46)[3]	(0.98)	(1.12)	(1.61)	(1.49)	(0.84)
Tax return of capital	—	(0.04)	(0.27)	—	—	—

Total dividends and distributions	(0.46)	(1.02)	(1.39)	(1.61)	(1.49)	(0.84)

Capital charges with respect to issuance of shares	—	—	—	—	—	(0.07)

Net asset value, end of period	$14.16	$13.83	$13.68	$15.10	$15.07	$12.63

Market price, end of period	$13.19	$12.85	$12.45	$16.70	$15.27	$12.35

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	6.01%	9.58%	(0.49)%	11.35%	32.55%	(6.16)%

At market value	6.28%	11.87%	(18.11)%	21.54%	37.36%	(12.34)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.79%[6]	2.25%	2.14%	1.49%	2.01%	2.57%[6]
Net expenses	1.58%[6]	2.00%	1.87%	1.23%	1.71%	2.26%[6]
Net expenses excluding interest expense	0.90%[6]	0.94%	0.92%	0.89%	1.01%	1.25%[6]
Net investment income	6.92%[6]	7.26%	7.58%	9.23%	11.32%	10.68%[6]
SUPPLEMENTAL DATA:
Average net assets (000)	$98,857	$96,003	$101,990	$106,330	$98,498	$95,675
Portfolio turnover	21%	56%	51%	31%	32%	22%
Net assets, end of period (000)	$99,942	$97,614	$96,546	$106,433	$106,045	$88,594
Reverse repurchase agreements outstanding, end of period (000)	$10,480	$14,951	$31,883	$13,188	$45,872	$44,223
Asset coverage, end of period[7]	$10,537	$7,529	$4,028	$9,071	$3,312	$3,003
Reverse repurchase agreements average daily balance (000)	$12,675	$21,104	$30,406	$27,562	$46,036	$44,889
Reverse repurchase agreements weighted average interest rate	5.36%	4.81%	3.20%	1.33%	1.51%	1.45%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividend from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Unaudited.
[6]	Annualized.
[7]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

s
NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment Grade”), BlackRock Core Bond Trust (“Core Bond”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust (“Income Opportunity”), BlackRock Income Trust Inc. (“Income Trust”), BlackRock Limited Duration Income Trust (“Limited Duration”) and BlackRock Strategic Bond Trust (“Strategic Bond”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock Preferred and Equity Advantage Trust (“Preferred and Equity”) is registered as a non-diversified, closed-end management investment company under the 1940 Act. Broad Investment Grade, Income Opportunity and Income Trust are organized as Maryland corporations. Core Bond, High Yield, Limited Duration, Equity and Preferred and Strategic Bond are organized as Delaware statutory trusts. Broad Investment Grade, Core Bond, High Yield, Income Opportunity, Income Trust, Limited Duration, Preferred and Equity and Strategic Bond are individually referred to as a “Trust” and collectively as the “Trusts”.

          Preferred and Equity was organized on October 26, 2006 and had no transactions until November 21, 2006 when the Trust sold 4,817 common shares for $115,006 to BlackRock Funding, Inc. Investment operations for Preferred and Equity commenced on December 27, 2006. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

          On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

          Under the Trusts’ organizational documents, their officers and Trustees (as defined below) are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale price, options are valued at the average of the quoted bid and asked prices as of the close of business. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

          In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implication of FAS 157 and its impact on the Trusts’ financial statements, if any, has not been determined.

          In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trusts’ financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

          Each Trust may, from time to time, purchase, in the secondary market, certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by Merrill Lynch & Co., Inc. and PNC Bank, or their affiliates, including Midland Loan Services, Inc., each of which may be presumed to be an affiliate of BlackRock Advisors, LLC. It is possible, under certain circumstances, that Merrill Lynch Mortgage Investors, Inc. and PNC Mortgage Securities Corp. or their affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage-backed securities, and such hold-

ers could have rights against Merrill Lynch Mortgage Investors, Inc. and PNC Mortgage Securities Corp. or their affiliates, including Midland Loan Services, Inc.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trusts’ Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Loan Payable: High Yield has a $32 million committed credit facility (the “facility”). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate (“LIBOR”) plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount. In accordance with the terms of the facility, the Trust has pledged its portfolio assets as collateral for the borrowing.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are included in the purchase price and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. These fees are amortized as premioum and/or accreted as discount over the term of the loan. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

          A Trust may invest in multiple series or tranches of an issuer. A different series or tranche may have varying terms and carry different associated risks.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

          Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

          A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Trust may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Inverse Floating Rate Securities: The Trusts may invest in inverse floating rate securities that pay interest at a rate that varies inversely with interest rates. As interest rates rise, inverse floating rates decline. The market value of such securities is more volatile than comparable fixed rate securities.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Total Return Swaps: Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

          The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

          Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

          Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

          Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trusts receive.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii)	purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

          The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

          Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid, and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Trust’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements, swaps or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no federal income tax provisions have been recorded. As part of a tax planning strategy, Broad Investment Grade has retained a portion of its taxable income and will pay excise tax on the undistributed amounts.

          In July 2006, the Financial Accounting Standards Board released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Trusts’ financial statements, if any, has not yet been determined.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment and swap valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of the other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in Affiliates”. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Core Bond, Limited Duration, Preferred and Equity and Strategic Bond. BlackRock Investment Management, LLC (“BIM”), a wholly owned subsidiary of BlackRock, Inc., also serves as sub-advisor to Preferred and Equity. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

          Broad Investment Grade, High Yield, Income Opportunity and Income Trust each have an Administration Agreement with the Advisor. The Investment Management Agreement for Core Bond, Limited Duration, Preferred and Equity and Strategic Bond covers both investment advisory and administration services.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust’s average net assets and 0.55% for Core Bond and Limited Duration, 0.65% for Preferred and Equity, 0.75% for Strategic Bond and 1.05% for High Yield, of each Trust’s average weekly managed assets. “Net assets” means the toal assets of the Trust minus the sum of accrued liabilities. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations from 2002 through 2007, 0.15% in 2008, 0.10% in 2009 and 0.05% in 2010.

          The Advisor pays BFM and BIM fees for its sub-advisory services.

          The administration fee paid to the Advisor by Broad Investment Grade, High Yield, Income Opportunity and Income Trust is computed weekly and payable monthly based on an annual rate of 0.15%, 0.10%, 0.10%, and 0.15%, respectively, of the Trusts’ average weekly managed assets.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance services provided to each Trust. For the six months ended April 30, 2007, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount	Trust	Amount

Broad Investment Grade	$1,798	Income Trust	$15,345
Core Bond	12,277	Limited Duration	22,289
High Yield	1,244	Preferred and Equity	11,909
Income Opportunity	12,688	Strategic Bond	3,068

          Pursuant to the terms of the custody agreements, each Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly.”

          During the six months ended April 30, 2007, Merrill Lynch, through its affiliated broker dealer Merrill Lynch, Pierce, Fenner & Smith Incorporated, earned commissions on transactions of securities as follows:

Trust	Commission Amount

Core Bond	$43,604
Income Opportunity	48,057
Income Trust	15,853
Limited Duration	614
Preferred and Equity	143,915

          For the six months ended April 30, 2007, investments in companies assumed to be an affiliate of the Trusts, were as follows:

Trust	Portfolio Company	Beginning Principal Amount	Sales	Ending Principal Amount	Interest Income	Market Value of Affiliates at April 30, 2007

Core Bond	Merrill Lynch
	Mortgage Investors, Inc.,
	Ser. HE2, Class A2A	$1,509,548	$618,847	$890,701	$34,249	$890,858

Income Opportunity	Merrill Lynch
	Mortgage Investors, Inc.,
	Ser. HE2, Class A2A	1,651,471	677,029	974,442	38,421	974,614
	Merrill Projects, Ser. 29	152,326	2,859	149,467	5,585	151,214
	Merrill Projects, Ser. 42	51,398	1,053	50,345	1,893	50,965

Income Trust	Merrill Projects, Ser. 54	51,249	847	50,402	1,881	51,029

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended April 30, 2007 were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$564,277	$2,632,043	Income Trust	$772,139,401	$819,761,664
Core Bond	105,314,228	105,722,400	Limited Duration	480,300,522	513,363,584
High Yield	26,286,574	26,881,619	Preferred and Equity	2,076,052,986	378,801,519
Income Opportunity	257,450,521	246,888,773	Strategic Bond	23,146,631	31,736,494

          Purchases and sales of U.S. government securities for the six months ended April 30, 2007, aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$—	$3,200,000	Income Trust	$11,800,781	$21,000,000
Core Bond	91,500,255	71,749,375	Limited Duration	—	10,000,000
Income Opportunity	117,445,898	99,740,058	Strategic Bond	—	933,000

          Details of open forward currency contracts at April 30, 2007 were as follows:

Trust	Foreign Currency	Settlement Date	Contract to Receive	Value at Settlement Date	Value at April 30, 2007	Unrealized Depreciation

Core Bond	Sold:
	Euro	7/18/07	$207,567	$279,795	$284,076	$4,281

Limited Duration	Sold:
	Euro	7/18/07	$19,790,550	$26,726,116	$27,085,352	$359,236
	British Pounds	7/18/07	6,563,875	12,989,497	13,118,222	128,725

						$487,961

          Income Trust held interest rate floors at April 30, 2007. Under the agreement, Income Trust pays the excess, if any, of a fixed rate over a floating rate. Income Trust received a transaction fee for the floors. Transaction fees are amortized through the termination of the agreement. Details of the interest rate floors held at April 30, 2007 were as follows:

Notional Amount (000)	Variable Rate	Counter Party	Floating Rate	Effective Date	Termination Date	Amortized Cost	Value at April 30, 2007	Unrealized Appreciation

$165,000	4.80%	Goldman Sachs	3-month LIBOR	12/25/05	03/25/11	$(1,840,997)	$(852,777)	$988,220
119,000	4.95	JPMorgan	3-month LIBOR	03/27/06	03/25/11	(1,427,694)	(418,999)	1,008,695
80,000	5.50	Union Bank of Switzerland	3-month LIBOR	12/15/06	03/15/10	(1,111,783)	(870,926)	240,857

						$(4,380,474)	$(2,142,702)	$2,237,772

          Details of open interest rate swaps at April 30, 2007 were as follows:

Trust	Notional Amount (000)	Fixed Rate		Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Core Bond	$41,200	4.510	%(b)	Citibank	3-month LIBOR	10/29/04	10/29/14	$1,450,998
	2,800	4.500	(b)	JPMorgan	3-month LIBOR	05/26/05	05/26/15	83,293
	4,800	4.372	(a)	Union Bank of Switzerland	3-month LIBOR	06/30/05	06/30/15	(188,640)
	4,600	5.000	(a)	Deutsche Bank	3-month LIBOR	11/07/05	11/07/10	59,861
	4,800	5.723	(a)	JPMorgan	3-month LIBOR	07/14/06	07/14/16	272,303
	25,100	5.496	(a)	Bank of America	3-month LIBOR	07/28/06	07/28/11	842,858
	3,000	5.025	(a)	Deutsche Bank	3-month LIBOR	11/21/06	11/21/11	41,855
	2,200	5.348	(a)	Union Bank of Switzerland	3-month LIBOR	02/05/07	11/29/11	21,656
	8,300	5.002	(b)	Union Bank of Switzerland	3-month LIBOR	01/08/07	01/08/12	(104,580)
	8,545	5.411	(a)	JPMorgan	3-month LIBOR	02/05/07	08/15/22	92,115
	3,100	5.347	(a)	Goldman Sachs	3-month LIBOR	02/05/07	02/05/17	43,408
	11,300	5.295	(a)	Union Bank of Switzerland	3-month LIBOR	02/08/07	02/08/17	101,301
	13,500	4.922	(a)	Lehman Brothers	3-month LIBOR	03/22/07	03/22/11	29,025
	700	5.250	(a)	Goldman Sachs	3-month LIBOR	04/12/07	04/12/17	4,430
	21,400	5.068	(b)	Goldman Sachs	3-month LIBOR	04/30/07	04/30/09	(17,548)
	2,900	5.411	(a)	Goldman Sachs	3-month LIBOR	04/30/07	04/30/27	16,501
	7,110	6.533	(a)	Deutsche Bank	3-month LIBOR	01/12/07	01/12/11	(4,402)
	7,110	6.544	(a)	Deutsche Bank	3-month LIBOR	01/22/07	01/22/11	(1,709)
	6,200	4.725	(a)	Morgan Stanley	3-month LIBOR	08/02/05	08/02/15	(169,168)
	5,000	4.870	(a)	Goldman Sachs	3-month LIBOR	01/25/06	01/25/16	(29,969)

								$2,543,588

Income Opportunity Trust	$5,200	4.372	%(a)	Union Bank of Switzerland	3-month LIBOR	06/30/05	06/30/15	$(204,360)
	8,000	4.670	(a)	Goldman Sachs	3-month LIBOR	09/20/05	09/20/15	(248,874)
	10,000	4.897	(a)	JPMorgan	3-month LIBOR	12/12/06	12/12/11	79,700
	23,600	5.068	(b)	Goldman Sachs	3-month LIBOR	04/30/07	04/30/09	(19,351)
	3,100	4.950	(a)	Union Bank of Switzerland	3-month LIBOR	11/29/06	11/29/11	30,515
	12,000	5.002	(b)	Union Bank of Switzerland	3-month LIBOR	01/08/07	01/08/12	(151,200)
	800	5.250	(a)	Goldman Sachs	3-month LIBOR	04/12/07	04/12/17	5,063
	5,000	5.000	(a)	Deutsche Bank	3-month LIBOR	11/07/05	11/07/10	65,067
	3,200	5.025	(a)	Deutsche Bank	3-month LIBOR	11/21/06	11/21/11	18,208
	3,200	5.411	(a)	Lehman Brothers	3-month LIBOR	04/30/07	04/30/27	44,645
	14,800	4.922	(b)	Union Bank of Switzerland	3-month LIBOR	03/22/07	03/22/11	31,820
	5,000	5.071	(b)	Goldman Sachs	3-month LIBOR	03/26/07	03/26/17	38,750
	3,400	5.348	(a)	JPMorgan	3-month LIBOR	02/05/07	02/05/17	47,609
	9,405	5.411	(a)	Union Bank of Switzerland	3-month LIBOR	02/05/07	08/15/22	101,385
	12,000	5.295	(a)	JPMorgan	3-month LIBOR	02/08/07	02/08/17	107,576
	3,000	4.500	(b)	JPMorgan	3-month LIBOR	05/26/05	05/26/15	89,243
	5,200	5.723	(a)	Citibank	3-month LIBOR	07/14/06	07/14/16	294,995
	13,800	4.510	(b)	Bank of America	3-month LIBOR	10/29/04	10/29/14	486,013
	27,900	5.496	(a)	Deutsche Bank	3-month LIBOR	07/28/06	07/28/11	936,882
	27,500	4.399	(b)	Morgan Stanley	3-month LIBOR	10/25/04	10/25/14	1,161,190

								$2,914,876

Income Trust	$12,500	4.399	%(b)	Deutsche Bank	3-month LIBOR	10/25/04	10/25/14	$527,813
	3,000	4.500	(b)	JPMorgan	3-month LIBOR	05/26/05	05/26/15	89,243
	5,400	5.723	(a)	JPMorgan	3-month LIBOR	07/14/06	07/14/16	306,341
	3,000	5.025	(a)	Deutsche Bank	3-month LIBOR	11/21/06	11/21/11	41,855
	4,400	5.348	(a)	Union Bank of Switzerland	3-month LIBOR	02/05/07	11/29/11	43,312
	9,565	5.411	(a)	JPMorgan	3-month LIBOR	02/05/07	08/15/22	103,110
	3,400	5.347	(a)	Goldman Sachs	3-month LIBOR	02/05/07	02/05/17	47,609
	11,900	5.295	(a)	Union Bank of Switzerland	3-month LIBOR	02/08/07	02/08/17	106,679
	800	5.250	(a)	Goldman Sachs	3-month LIBOR	04/30/07	04/12/17	5,063
	12,000	4.320	(a)	Union Bank of Switzerland	3-month LIBOR	09/08/05	09/08/10	(261,999)
	19,000	4.889	(b)	Goldman Sachs	3-month LIBOR	04/22/04	04/22/14	196,809
	25,000	4.883	(a)	Union Bank of Switzerland	3-month LIBOR	03/21/05	03/21/15	(378,000)
	16,000	4.925	(a)	Deutsche Bank	3-month LIBOR	03/22/05	03/22/15	182,742
	4,500	4.442	(a)	Morgan Stanley	3-month LIBOR	07/11/05	07/11/15	(151,438)
	2,800	5.940	(a)	Union Bank of Switzerland	3-month LIBOR	12/07/05	12/07/15	199,808
	5,500	4.870	(a)	Goldman Sachs	3-month LIBOR	01/25/06	01/25/16	(32,965)

								$1,025,982

          Details of open total return swaps at April 30, 2007 were as follows:

Trust	Notional Amount (000)	Fixed Rate		Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Depreciation

Core Bond	$7,430	0.676	%(b)	Morgan Stanley	Lehman +0.40%	04/18/07	10/31/07	$9,303

Income Opportunity Trust	81,900	0.676	(b)	Morgan Stanley	Lehman +0.40%	04/18/07	10/31/07	$10,255

Income Trust	28,700	0.676	(b)	Morgan Stanley	Lehman +0.40%	04/18/07	10/31/07	$3,594

(a)          Trust pays floating interest rate and receives fixed rate.
(b)         Trust pays fixed interest rate and receives floating rate.

          The terms of the open credit default swap agreements in High Yield at April 30, 2007 were to receive the quarterly notional amount multiplied by the fixed rate and pay the counterparty, upon default event of Primedia, Inc., the par value of the notional amount of Primedia, Inc. Details of the open credit default swap in High Yield at April 30, 2007 were as follows:

Notional Amount (000)	Fixed Rate	Counter Party	Effective Date	Termination Date	Unrealized Appreciation

$300	2.450%	Lehman Brothers	02/24/07	03/20/12	$10,172

          Transaction in options written during the six months ended April 30, 2007 were as follows:

	Calls		Puts

Trust	Contracts/ Notional Amount	Premium Received	Contracts/ Notional Amount	Premium Received

Core Bond
Options outstanding at October 31, 2006	$21,300,000	$991,347	$135,100,037	$2,068,284
Options written	18,200,000	455,276	18,200,000	455,276
Options closed	(11,600,000)	(315,851)	(125,400,037)	(1,392,787)

Options outstanding at April 30, 2007	$27,900,000	$1,130,772	$27,900,000	$1,130,773

Income Opportunity Trust
Options outstanding at October 31, 2006	$23,400,000	$1,085,069	$148,200,041	$2,236,554
Options written	19,700,000	491,847	19,700,000	491,847
Options closed	(12,400,000)	(337,634)	(137,200,041)	(1,489,123)

Options outstanding at April 30, 2007	$30,700,000	$1,239,282	$30,700,000	$1,239,278

Income Trust
Options outstanding at October 31, 2006	$23,500,000	$1,088,815	$150,100,000	$2,223,745
Options written	19,600,000	489,124	19,600,000	489,124
Options closed	(12,300,000)	(334,911)	(138,900,000)	(1,469,842)

Options outstanding at April 30, 2007	$30,800,000	$1,243,028	$30,800,000	$1,243,027

Preferred and Equity
Options outstanding at October 31, 2006	$—	$—	$—	$—
Options written	1,426,500	19,941,479	—	—
Options closed	(1,210,500)	(17,002,202)	—	—
Options expired	(1,000)	(3,990)	—	—

Options outstanding at April 30, 2007	$215,000	$2,935,287	$—	$—

Note 4. Borrowings

Details of open reverse repurchase agreements at April 30, 2007 were as follows (please see Corresponding Underlying Collateral Chart):

Trust/Counter Party	Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Par

Core Bond
Lehman Brothers	4.150%	04/30/07	TBD	$3,125,360	$3,125,000
	4.750	04/18/07	TBD	2,336,376	2,332,375
	5.000	03/07/07	TBD	210,597	209,000
	5.000	04/26/07	5/3/07	7,901,861	7,895,281
	5.000	04/30/07	TBD	12,011,537	12,009,869
	5.220	04/23/07	TBD	4,766,529	4,761,006
	5.250	04/23/07	TBD	593,285	592,594
	5.280	04/23/07	5/1/07	5,328,244	5,322,000
	5.300	04/30/07	TBD	307,045	307,000

					$36,554,125

Income Opportunity
Lehman Brothers	5.400	04/23/07	TBD	$8,939,802	$8,930,425
	5.180	04/23/07	TBD	8,065,203	8,057,088
	5.280	04/23/07	05/01/07	22,782,366	22,759,000
	4.800	04/26/07	05/02/07	7,226,597	7,220,820
	4.900	04/30/07	TBD	12,854,768	12,853,018
	5.050	04/30/07	TBD	1,364,666	1,364,475

					$61,184,826

Income Trust
Lehman Brothers	5.210	01/09/07	TBD	$22,599,299	$22,242,000
	4.950	03/12/07	TBD	14,041,471	13,947,500

					$36,189,500

Limited Duration
Barclay’s Bank	5.380	04/24/07	TBD	$4,063,474	$4,061,000
	5.400	04/26/07	05/02/07	1,239,519	1,239,147

					$5,300,147

Credit Suisse First Boston LLC	5.450	11/28/06	TBD	$2,722,635	$2,661,000
	5.400	12/05/06	TBD	21,430,624	20,974,430
	5.400	12/07/06	TBD	7,629,893	7,467,475
	5.500	12/14/06	TBD	3,525,732	3,455,000
	5.400	01/17/07	TBD	2,240,300	2,206,214
	5.500	01/18/07	TBD	58,213,681	57,311,816
	5.500	02/01/07	TBD	2,616,094	2,581,000
	4.000	04/17/07	TBD	1,561,946	1,559,520
	5.450	04/17/07	TBD	12,862,264	12,837,000
	5.450	04/19/07	TBD	4,482,539	4,474,410
	5.300	04/23/07	TBD	2,547,477	2,544,480
	5.350	04/25/07	TBD	572,797	570,000

					$118,642,345

[1]	TBD - To be determined

Trust/Counter Party	Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Par

Limited Duration (con’t) Lehman Brothers	3.250%	01/09/06	TBD	$1,406,615	$1,384,000
	1.500	09/06/06	TBD	894,697	888,000
	5.500	11/27/06	TBD	341,858	334,000
	5.180	01/09/07	TBD	3,401,891	3,347,937
	5.200	01/11/07	TBD	16,857,549	16,596,250
	5.150	02/12/07	TBD	1,803,135	1,783,237
	5.250	02/28/07	TBD	5,976,087	5,923,294
	5.000	03/07/07	TBD	984,463	977,000
	5.270	03/19/07	TBD	18,408,741	18,296,250
	3.500	04/11/07	TBD	1,733,028	1,730,000
	5.260	04/20/07	TBD	1,444,318	1,442,000
	5.290	04/24/07	05/02/07	1,912,927	1,910,681
	5.280	04/26/07	05/03/07	3,624,595	3,623,000

					$58,235,649

Preferred and Equity Credit Suisse First Boston LLC	5.400	04/27/07	TBD	$4,321,648	$4,321,000
	5.400	04/30/07	TBD	5,740,861	5,740,000

					$10,061,000

Strategic Bond Credit Suisse First Boston LLC	5.000	03/07/07	TBD	$1,146,693	$1,138,000
	5.200	03/07/07	TBD	2,189,255	2,172,000
	5.240	03/07/07	TBD	247,969	246,000
	5.400	01/18/07	TBD	6,040,419	5,949,393
	5.400	01/19/07	TBD	989,425	974,515

					$10,479,908

[1]	TBD - To be determined

Details of underlying collateral for open reverse repurchase agreements at April 30, 2007 were as follows:

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Core Bond Lehman Brothers	Federal Home Loan
	Mortgage Corp.	5.500%	11/01/18	$690,000	$315,298	$316,391
	Federal National Mortgage Assoc.	6.000	02/01/36	1,000,000	866,860	873,610
	Federal National Mortgage Assoc.	6.000	09/01/36	1,000,000	894,207	901,170
	Federal National Mortgage Assoc.	6.000	11/01/36	4,000,000	3,691,036	3,719,778
	Digicel Group Ltd.	8.875	01/15/15	240,000	240,000	235,500
	Resolution Funding Corp.	0.000	07/15/18	525,000	525,000	303,641
	Resolution Funding Corp.	0.000	10/15/18	525,000	525,000	299,396
	U.S. Treasury Inflation Protected Bond	2.000	01/15/26	5,005,000	5,124,369	4,864,948
	U.S. Treasury Bonds	4.750	02/15/37	7,925,000	7,925,000	10,164,225
	U.S. Treasury Notes	4.625	02/15/17	11,965,000	11,965,000	11,959,388
	U.S. Treasury Notes	4.500	03/31/12	3,125,000	3,125,000	3,122,438

						$36,760,485

Income Opportunity Lehman Brothers	Bank of America Corp.	7.800	02/15/10	2,450,000	2,450,000	$2,622,095
	Berkshire Hathaway Finance Corp.	3.375	10/15/08	2,525,000	2,525,000	2,463,524
	Citigroup, Inc.	6.125	08/25/36	1,350,000	1,350,000	1,391,977
	Federal National Mortgage Assoc.	5.500	10/01/20	445,159	371,002	371,675
	Federal National Mortgage Assoc.	5.500	07/01/16	5,601,876	502,529	504,766
	Federal National Mortgage Assoc.	5.500	03/01/18	1,539,074	529,211	531,060
	Federal National Mortgage Assoc.	5.500	05/01/17	2,610,656	432,974	434,683
	Federal National Mortgage Assoc.	5.500	11/01/17	4,172,428	543,440	545,586
	Federal National Mortgage Assoc.	5.500	08/01/17	13,451,104	2,479,521	2,489,311
	Federal National Mortgage Assoc.	5.500	12/01/32	583,245	331,624	328,807
	Federal National Mortgage Assoc.	5.500	09/01/17	2,272,174	373,721	375,197
	Federal National Mortgage Assoc.	5.500	08/01/17	2,274,535	324,370	325,651
	Federal National Mortgage Assoc.	5.500	01/01/33	12,476,919	5,958,886	5,908,261
	Federal National Mortgage Assoc.	5.500	03/01/18	1,483,364	510,924	512,710
	Federal National Mortgage Assoc.	5.500	04/01/34	875,003	469,625	465,649
	Federal National Mortgage Assoc.	5.500	02/01/35	5,014,015	3,278,696	3,250,936
	Federal National Mortgage Assoc.	5.500	05/18/35	600,000	390,038	391,578
	Federal National Mortgage Assoc.	5.500	10/01/20	810,190	756,131	757,502
	Federal National Mortgage Assoc.	5.500	07/01/20	906,698	627,378	628,515
	Federal National Mortgage Assoc.	5.500	10/01/20	807,941	734,105	735,436
	Federal National Mortgage Assoc.	5.500	03/01/21	677,502	601,106	601,951
	Federal National Mortgage Assoc.	5.500	04/01/21	410,151	360,261	360,767
	Federal National Mortgage Assoc.	5.500	06/01/36	1,001,094	946,330	936,113
	Federal National Mortgage Assoc.	5.500	10/01/20	833,871	659,220	660,416
	Federal National Mortgage Assoc.	5.500	12/01/20	353,789	292,162	292,692
	Federal National Mortgage Assoc.	5.500	02/01/21	505,628	423,235	423,829
	Federal National Mortgage Assoc.	5.500	03/01/21	654,254	587,474	588,299
	Federal National Mortgage Assoc.	6.000	01/01/37	1,000,000	971,274	978,824
	General Electric Capital Corp.	6.750	03/15/32	2,650,000	2,650,000	3,017,242
	U.S. Treasury Inflation Protected Bond	2.000	01/15/26	8,470,000	8,673,534	8,234,436
	U.S. Treasury Bonds	4.750	02/15/37	8,628,000	8,628,000	8,534,982
	U.S. Treasury Notes	4.625	02/15/17	12,805,000	12,805,000	12,798,994

						$62,463,465

Income Trust Lehman Brothers	U.S. Treasury Strip	0.000	11/15/24	52,800,000	52,800,000	$22,281,811
	U.S. Treasury Notes	4.000	08/31/07	14,000,000	14,000,000	13,952,974

						$36,234,785

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Limited Duration Barclay’s Bank	Lyondell Chemical Co.	11.125%	07/15/12	$3,020,000	$3,020,000	$3,216,300
	Huntsman LLC	11.625	10/15/10	925,000	925,000	996,688
	Freeport-McMoRan
	Copper & Gold, Inc.	8.375	04/01/17	1,246,000	1,246,000	1,362,812

						$5,575,800

Credit Suisse First Boston LLC	AES Corp.	8.750	05/15/13	5,100,000	5,100,000	$5,437,875
	American Real Estate Partners LP/American Real Estate Finance Corp.	8.125	06/01/11	4,970,000	4,970,000	5,069,400
	American Real Estate Partners LP/American Real Estate Finance Corp.	7.125	02/15/13	1,480,000	1,480,000	1,455,950
	Chesapeake Energy Corp.	7.500	09/15/13	4,000,000	4,000,000	4,180,000
	Republic of Colombia	9.750	04/23/09	5,000,000	5,000,000	5,405,000
	Comcast Cable Communications, Inc.	6.875	06/15/09	6,685,000	6,685,000	6,913,092
	Concentra Operating Corp.	9.500	08/15/10	5,000,000	5,000,000	5,275,000
	DR Horton, Inc.	5.875	07/01/13	3,000,000	3,000,000	2,924,886
	DaimlerChrysler NA Holding Corp.	4.050	06/04/08	7,500,000	7,500,000	7,395,345
	Deutsche Telekom Intl. Finance BV	8.000	06/15/10	5,000,000	5,000,000	5,410,445
	General Motors Acceptance Corp.	6.875	08/28/12	2,735,000	2,735,000	2,733,085
	Group 1 Automotive, Inc.	8.250	08/15/13	5,000,000	5,000,000	5,175,000
	Kazkommerts Intl. BV	10.125	05/08/07	5,000,000	5,000,000	5,002,500
	Midwest Generation LLC	8.560	01/02/16	5,180,000	4,324,265	4,767,502
	Nielsen Finance LLC/Nielsen Finance Co.	10.000	08/01/14	4,340,000	4,340,000	4,741,450
	JC Penney Co., Inc.	8.000	03/01/10	4,400,000	4,400,000	4,708,902
	Peru Government International Bond	8.375	05/03/16	2,795,000	2,795,000	3,342,820
	Qwest Communications Intl., Inc.	8.860	02/15/09	4,000,000	4,000,000	4,040,000
	Qwest Corp.	9.125	03/15/12	3,675,000	3,675,000	4,060,875
	Qwest Corp.	7.875	09/01/11	1,000,000	1,000,000	1,065,000
	Qwest Corp.	8.605	06/15/13	2,500,000	2,500,000	2,734,375
	RH Donnelley Corp.	8.875	01/15/16	4,260,000	4,260,000	4,622,100
	Rite Aid Corp.	8.125	05/01/10	5,000,000	5,000,000	5,162,500
	Rouse Co.	5.375	11/26/13	2,000,000	2,000,000	1,885,294
	Sanmina-SCI Corp.	8.125	03/01/16	1,710,000	1,710,000	1,673,663
	Swift Energy Co.	9.375	05/01/12	5,000,000	5,000,000	5,225,000
	Turkey	7.000	09/26/16	5,093,000	5,093,000	5,207,592
	Tyco Intl. Group S.A.	6.125	11/01/08	7,500,000	7,500,000	7,609,560
	Windstream Corp.	8.125	08/01/13	2,340,000	2,340,000	2,538,900

						$125,763,111

Lehman Brothers	Digicel Group Ltd.	8.875	01/15/15	1,120,000	1,120,000	$1,099,000
	Federal National Mortgage Assoc.	7.250	01/15/10	17,000,000	17,000,000	18,040,757
	Federal National Mortgage Assoc.	5.500	10/01/33	2,317,378	1,123,789	1,114,268
	Federal National Mortgage Assoc.	5.500	02/01/32	390,000	125,329	124,264
	Federal National Mortgage Assoc.	5.500	03/01/32	900,000	311,268	309,594
	Federal National Mortgage Assoc.	5.500	01/01/33	263,772	103,987	103,104
	Federal National Mortgage Assoc.	5.500	03/01/33	900,000	249,818	247,702
	Federal National Mortgage Assoc.	5.500	06/01/33	800,952	389,380	386,083
	Federal National Mortgage Assoc.	5.500	07/01/33	1,982,153	1,030,583	1,021,858
	Federal National Mortgage Assoc.	5.500	08/01/33	1,236,912	558,619	553,890
	Federal National Mortgage Assoc.	5.500	09/01/33	5,790,192	3,135,887	3,109,336
	Federal National Mortgage Assoc.	5.500	10/01/33	453,504	208,605	206,839
	Grant Prideco, Inc.	6.125	08/15/15	380,000	380,000	377,150
	Metaldyne Corp.	11.000	11/01/13	1,000,000	1,000,000	1,030,000
	NewPage Corp.	11.606	05/01/12	1,500,000	1,500,000	1,663,125
	Sally Holdings LLC	10.500	11/15/16	1,790,000	1,790,000	1,861,600
	U.S. Treasury Notes	3.375	12/15/08	17,000,000	17,000,000	16,654,696
	U.S. Treasury Notes	3.875	05/15/09	5,945,000	5,945,000	5,860,700
	U.S. Treasury Notes	3.375	09/15/09	3,425,000	3,425,000	3,334,693
	U.S. Treasury Notes	4.250	08/15/15	1,815,000	1,815,000	1,770,191

						$58,868,850

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Preferred and Equity Credit Suisse First Boston LLC	HBOS Plc	5.920%	N/A1	$6,000,000	$6,000,000	$5,896,152
	HSBC Capital Funding LP	10.176	N/A1	3,000,000	3,000,000	4,380,135

						$10,276,287

Strategic Bond Credit Suisse First Boston LLC	DTE Energy Co.	7.050	06/01/11	100,000	100,000	$106,465
	Digicel Group Ltd.	8.875	01/15/15	170,000	170,000	166,812
	General Electric Capital Corp.	3.450	07/16/07	2,000,000	2,000,000	1,992,624
	Merck & Co., Inc.	4.375	02/15/13	1,000,000	1,000,000	960,531
	TIAA Global Markets, Inc.	3.875	01/22/08	1,000,000	1,000,000	987,987
	U.S. Treasury Bonds	5.375	02/15/31	225,000	225,000	240,996
	U.S. Treasury Notes	4.250	08/15/13	1,000,000	1,000,000	985,312
	U.S. Treasury Notes	4.750	05/15/14	710,000	710,000	717,627
	U.S. Treasury Notes	4.125	08/15/10	810,000	810,000	800,824
	U.S. Treasury Notes	4.250	08/15/15	75,000	75,000	73,148
	U.S. Treasury Notes	4.875	08/15/16	550,000	550,000	560,097
	Vodafone Group Plc	7.750	02/15/10	1,000,000	1,000,000	1,065,864
	Wells Fargo & Co.	3.500	04/04/08	2,000,000	2,000,000	1,966,848

						$10,625,135

[1]	The security is a perpetual bond and has no stated maturity date.

Note 5. Commitments

Bridge Debt Commitments: At April 30, 2007, High Yield and Limited Duration had $2,310,000 and $19,510,000, respectively, in commitments outstanding to fund high yield bridge debt. The Trusts are entitled to a fee upon the expiration of the commitment period, generally within six months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

Note 6. Income Tax Information

The tax character of distributions paid during the year ended October 31, 2006 were as follows:

	Year ended October 31, 2006

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$4,241,016	$—	$20,078	$4,261,094
Core Bond	25,048,230	—	7,914,351	32,962,581
High Yield	4,175,232	—	—	4,175,232
Income Opportunity	22,238,533	2,162,198	8,976,685	33,377,416
Income Trust	21,910,288	5,576,693	—	27,486,981
Limited Duration	55,725,066	760,960	—	56,486,026
Strategic Bond	6,969,104	251,641	—	7,220,745

          For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Broad Investment Grade	$2,061,303	2011	Income Trust	$33,107,952	2007
	684,360	2012		1,352,206	2008
	493,567	2014		13,940,898	2009

	$3,239,230			21,960,613	2011

				10,100,201	2012
				3,861,222	2013
High Yield	$2,558,868	2007		6,952,429	2014

	3,270,311	2008		$91,275,521
	15,159,280	2009
	8,468,860	2010
	4,771,417	2011	Limited Duration	$2,008,113	2013
	316,410	2012		1,268,222	2014

	2,060,533	2014		$3,276,335

	$36,605,679

			Strategic Bond	$432,713	2011
Income Opportunity	$2,451,628	2014		318,492	2013
				689,609	2014

				$1,440,814

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 7. Capital

There are 200 million of $0.01 par value common shares authorized for Broad Investment Grade, Income Opportunity and Income Trust. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield, Limited Duration, Preferred and Equity and Strategic Bond. At April 30, 2007, the shares owned by an affiliate of the Advisor of Limited Duration and Preferred and Equity were 6,021 and 4,817, respectively.

          Preferred and Equity, which commenced on December 27, 2006, issued 47,004,817 common shares under the initial public offering. On February 1, 2007, an additional 4,750,000 shares were issued by the undewriters’ exercising their over-allotment option. Offering costs incurred in connection with the offering of common shares have been charged against the proceeds from the initial common share offering in the amount of $1,367,957.

          During the period ended April 30, 2007 and the year ended October 31, 2006, the following Trusts issued additional shares under their respec tive dividend reinvestment plan:

Trust	April 30, 2007	October 31, 2006

High Yield	—	6,259
Limited Duration	67,233	13,785
Preferred and Equity	73,340	—

          As of April 30, 2007, Preferred and Equity has the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Series	Shares

T7	4,620
W7	4,620
R7	4,620
F7	4,620

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges on the preferred shares for Preferred and Equity for the period ended April 30, 2007 were as follows:

Series	Low	High	Average

T7	5.10%	5.30%	5.22%
W7	5.20	5.30	5.23
R7	5.20	5.30	5.23
F7	5.20	5.30	5.25

          Preferred and Equity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares and any other borrowings would be less than 200%. The preferred shares are redeemable at the option of Preferred and Equity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Preferred and Equity, as set forth in Preferred and Equity’s Declaration of Trust, are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for Preferred and Equity. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

Note 8. Subsequent Dividends

Subsequent to April 30, 2007, the Board of each of the Trusts declared dividends from undistributed earnings per common share payable May 31, 2007, to shareholders of record on May 15, 2007. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Broad Investment Grade	$0.07500
Core Bond	0.06700
High Yield	0.05100
Income Opportunity	0.05500
Income Trust	0.03100
Limited Duration	0.12500
Preferred and Equity	0.15625
Strategic Bond	0.07700

          The dividends declared on preferred shares for the period May 1, 2007 to May 31, 2007 for Preferred and Equity were as follows:

Series	Dividends Declared

T7	$583,044
W7	582,767
R7	469,346
F7	479,140

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield, Limited Duration, Preferred and Equity and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After Broad Investment Grade declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Trust will not issue any new shares under the Plan.

          After Core Bond, High Yield, Income Trust, Limited Duration and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

          At a meeting of the Board of Trustees of the Income Opportunity Trust on November 21, 2006, the Board approved an amendment to the Dividend Reinvestment Plan of the Income Opportunity Trust. The Plan previously operated in a manner similar to Broad Investment Grade’s Plan, and permitted shares to be purchased only on the open market. As a result of the amendment, the Plan began permitting purchases of newly issued shares on terms similar to the Plans described in the next paragraph on April 1, 2007.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions is paid by each Trust. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions does not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

          Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisors. They serve in the following capacities for the Advisor or Sub-Advisors: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisors, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisors, Neal Andrews—Managing Director of the Advisor, James Kong and Jay Fife—Managing Directors of the Sub-Advisors, Spencer Fleming—Director of the Advisor and a Sub-Advisor and Robert Mahar—Director of a Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Semi-Annual Investor Update

          The Semi-Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www.blackrock.com. The Update provides information on the fixed income markets and summaries of BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding certain BlackRock Closed-End Funds.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Semi-Annual Investor Update, please call (800) 699-1BFM.

SECTION 19 NOTICES

          The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year to Date[1] Cumulative Distributions			Percentage of Fiscal Year to Date[1] Cumulative Distributions by Character

Trust	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Preferred & Equity Advantage*	$0.38	$—	$0.09	$0.47	81%	—%	19%	100%

[1]	Commencement of investment operations for Preferred and Equity Advantage was December 27, 2006.

*

The Trust estimates that it has distributed more than its income and net realized gains; therefore, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Trust is paid back to you. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’

BlackRock Closed-End Funds

Directors/Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee[1]
Richard E. Cavanagh, Lead Trustee[2]
Kent Dixon
Frank J. Fabozzi
Kathleen Feldstein
R. Glenn Hubbard Robert S. Kapito[3]

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Neal Andrews, Assistant Treasurer
Jay Fife, Assistant Treasurer
Spencer Fleming, Assistant Treasurer
James Kong, Assistant Treasurer
Robert Mahar, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.[4]
40 East 52nd Street
New York, NY 10022

BlackRock Investment Management, LLC[5]
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[5]
Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, NY 10036

Legal Counsel – Independent Directors/Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

          This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Retired, effective December 31, 2006.
[2]	Effective as of January 1, 2007.
[3]	Resigned, effective December 31, 2006.
[4]	For Core Bond, Limited Duration, Preferred and Equity and Strategic Bond.
[5]	For Preferred and Equity.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-3-0407

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        BlackRock Limited Duration Income Trust

By:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	Treasurer
Date:	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	July 3, 2007

By:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	Principal Financial Officer
Date:	July 3, 2007